                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
-------------------------------------------------------------------------------

                               MFS SERIES TRUST X
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: May 31*
-------------------------------------------------------------------------------

                     Date of reporting period: May 31, 2006
-------------------------------------------------------------------------------
*This Form N-CSR pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund. The remaining series of the Registrant other than the MFS Floating Rate High Income Fund have a fiscal year end of July 31. The MFS Floating Rate High Income Fund has a fiscal year end of
August 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

ANNUAL REPORT                                                           5/31/06

MFS(R) INTERNATIONAL
DIVERSIFICATION FUND
A path for pursuing opportunity

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

MFS(R) INTERNATIONAL DIVERSIFICATION FUND                               5/31/06

The fund seeks long-term growth of capital.

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
EXPENSE TABLE                                      8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          10
----------------------------------------------------
FINANCIAL STATEMENTS                              11
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     25
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            35
----------------------------------------------------
TRUSTEES AND OFFICERS                             36
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     41
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             41
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    41
----------------------------------------------------
FEDERAL TAX INFORMATION                           41
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 17, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              TARGET ALLOCATION

              International Stock Funds                 100.0%

              ACTUAL ALLOCATION

              International Stock Funds                  99.6%
              Cash & Other Net Assets                     0.4%

              MFS FUND HOLDINGS

              MFS Research International Fund            34.9%
              ------------------------------------------------
              MFS International Growth Fund              24.9%
              ------------------------------------------------
              MFS International Value Fund               24.9%
              ------------------------------------------------
              MFS International New Discovery Fund        9.9%
              ------------------------------------------------
              MFS Emerging Markets Equity Fund            5.0%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United Kingdom                             19.6%
              ------------------------------------------------
              Japan                                      15.4%
              ------------------------------------------------
              France                                     12.0%
              ------------------------------------------------
              Switzerland                                 8.4%
              ------------------------------------------------
              South Korea                                 5.4%
              ------------------------------------------------
              Germany                                     5.0%
              ------------------------------------------------
              Brazil                                      3.7%
              ------------------------------------------------
              Italy                                       3.2%
              ------------------------------------------------
              Mexico                                      2.8%
              ------------------------------------------------
              Other Countries                            24.5%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/06.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended May 31, 2006, Class A shares of the MFS International Diversification Fund provided a return of 31.48%, at net asset value. In comparison, the fund's benchmark, the MSCI All Country World (ex-US) Index (MSCI Index), returned 30.95%.

CONTRIBUTORS TO PERFORMANCE

Over the reporting period, all underlying MFS mutual funds within the MFS International Diversification Fund posted strong returns. Performance of international funds was aided by the depreciation of the U.S. dollar relative to foreign currencies during the measurement period. The major contributors to performance relative to the benchmark were the fund's investments in the MFS Research International Fund and the MFS Emerging Markets Equity Fund. Our holdings in the MFS International Value Fund and the MFS International New Discovery Fund also boosted performance relative to the MSCI Index.

DETRACTORS FROM PERFORMANCE

The fund's investments in the MFS International Growth Fund detracted slightly from relative performance over the period as it trailed the performance of the MSCI Index.

Respectfully,

Thomas Melendez
Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 5/31/06

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-800-343-2829.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, September 30, 2004, through May 31, 2006.)

                    MFS International       MSCI All
                     Diversification     Country World
                     Fund - Class A      (ex-US) Index
            9/04        $ 9,425            $10,000
            5/05         10,613             11,439
            5/06         13,955             14,979

TOTAL RETURNS THROUGH 5/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date                   1-yr      Life (t)
-----------------------------------------------------------------------------
        A                 9/30/04                          31.48%      26.52%
-----------------------------------------------------------------------------
        B                 9/30/04                          30.58%      25.69%
-----------------------------------------------------------------------------
        C                 9/30/04                          30.63%      25.64%
-----------------------------------------------------------------------------
        I                 9/30/04                          31.88%      26.91%
-----------------------------------------------------------------------------
        R                 9/30/04                          31.25%      26.29%
-----------------------------------------------------------------------------
       R1                 4/01/05                          30.42%      25.59%
-----------------------------------------------------------------------------
       R2                 4/01/05                          31.00%      25.93%
-----------------------------------------------------------------------------
       R3                 9/30/04                          31.07%      26.04%
-----------------------------------------------------------------------------
       R4                 4/01/05                          31.37%      26.45%
-----------------------------------------------------------------------------
       R5                 4/01/05                          31.73%      26.73%
-----------------------------------------------------------------------------
      529A                9/30/04                          31.16%      26.12%
-----------------------------------------------------------------------------
      529B                9/30/04                          30.28%      25.31%
-----------------------------------------------------------------------------
      529C                9/30/04                          30.30%      25.39%
-----------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark

MSCI All Country World (ex-US) Index (f)                   30.95%      27.32%
-----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-----------------------------------------------------------------------------
        A                                                  23.92%      22.11%
With Initial Sales Charge (5.75%)
-----------------------------------------------------------------------------
        B                                                  26.58%      23.62%
With CDSC (Declining over six years from 4% to 0%) (x)
-----------------------------------------------------------------------------
        C                                                  29.63%      25.64%
With CDSC (1% for 12 months) (x)
-----------------------------------------------------------------------------
      529A                                                 23.62%      21.72%
With Initial Sales Charge (5.75%)
-----------------------------------------------------------------------------
      529B                                                 26.28%      23.24%
With CDSC (Declining over six years from 4% to 0%) (x)
-----------------------------------------------------------------------------
      529C                                                 29.30%      25.39%
With CDSC (1% for 12 months) (x)
-----------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(t) For the period from the commencement of the fund's investment operations, September 30, 2004, through the stated period end.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Morgan Stanley Capital International (MSCI) All Country World (ex-US) Index - a market capitalization index that is designed to measure equity performance in the developed and emerging markets, excluding the U.S.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class R shares are available only to existing Class R shareholders. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for R4 and R5 shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for R1 and R2 shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements without which performance would be lower.

KEY RISK CONSIDERATIONS

The fund is a "fund of funds", meaning that the fund seeks to achieve its objective by investing the majority of its assets in other MFS mutual funds, referred to as underlying funds. The risks listed below are associated with the underlying funds. Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the fund's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates may affect the portfolio's net asset value, the value of dividends and interest earned and gains and losses realized on the sale of securities. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. When you sell your shares, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risk considerations.

EXPENSE TABLE

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD,
DECEMBER 1, 2005 THROUGH MAY 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2005 through May 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

------------------------------------------------------------------------------
                                                                  Expenses
                                       Beginning     Ending      Paid During
                          Annualized    Account      Account     Period (p)
   Share                    Expense     Value        Value         12/01/05
   Class                     Ratio     12/01/05      5/31/06      -5/31/06
------------------------------------------------------------------------------
           Actual            0.35%     $1,000.00    $1,160.20       $1.88
     A  ----------------------------------------------------------------------
           Hypothetical (h)  0.35%     $1,000.00    $1,023.19       $1.77
------------------------------------------------------------------------------
           Actual            1.00%     $1,000.00    $1,156.40       $5.38
     B  ----------------------------------------------------------------------
           Hypothetical (h)  1.00%     $1,000.00    $1,019.95       $5.04
------------------------------------------------------------------------------
           Actual            1.00%     $1,000.00    $1,155.70       $5.37
     C  ----------------------------------------------------------------------
           Hypothetical (h)  1.00%     $1,000.00    $1,019.95       $5.04
------------------------------------------------------------------------------
           Actual            0.00%     $1,000.00    $1,162.10       $0.00
     I  ----------------------------------------------------------------------
           Hypothetical (h)  0.00%     $1,000.00    $1,024.93       $0.00
------------------------------------------------------------------------------
           Actual            0.50%     $1,000.00    $1,158.90       $2.69
     R  ----------------------------------------------------------------------
           Hypothetical (h)  0.50%     $1,000.00    $1,022.44       $2.52
------------------------------------------------------------------------------
           Actual            1.10%     $1,000.00    $1,155.80       $5.91
    R1  ----------------------------------------------------------------------
           Hypothetical (h)  1.10%     $1,000.00    $1,019.45       $5.54
------------------------------------------------------------------------------
           Actual            0.75%     $1,000.00    $1,158.20       $4.04
    R2  ----------------------------------------------------------------------
           Hypothetical (h)  0.75%     $1,000.00    $1,021.19       $3.78
------------------------------------------------------------------------------
           Actual            0.66%     $1,000.00    $1,158.20       $3.55
    R3  ----------------------------------------------------------------------
           Hypothetical (h)  0.66%     $1,000.00    $1,021.64       $3.33
------------------------------------------------------------------------------
           Actual            0.40%     $1,000.00    $1,160.10       $2.15
    R4  ----------------------------------------------------------------------
           Hypothetical (h)  0.40%     $1,000.00    $1,022.94       $2.02
------------------------------------------------------------------------------
           Actual            0.11%     $1,000.00    $1,161.60       $0.59
    R5  ----------------------------------------------------------------------
           Hypothetical (h)  0.11%     $1,000.00    $1,024.38       $0.56
------------------------------------------------------------------------------
           Actual            0.60%     $1,000.00    $1,158.00       $3.23
   529A ----------------------------------------------------------------------
           Hypothetical (h)  0.60%     $1,000.00    $1,021.94       $3.02
------------------------------------------------------------------------------
           Actual            1.26%     $1,000.00    $1,154.50       $6.77
   529B ----------------------------------------------------------------------
           Hypothetical (h)  1.26%     $1,000.00    $1,018.65       $6.34
------------------------------------------------------------------------------
           Actual            1.26%     $1,000.00    $1,154.70       $6.77
   529C ----------------------------------------------------------------------
           Hypothetical (h)  1.26%     $1,000.00    $1,018.65       $6.34
------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 5/31/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Mutual Funds - 99.6%
---------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES/PAR          VALUE ($)
---------------------------------------------------------------------------------------------------
MFS Emerging Markets Equity Fund - Class I (h)                         1,734,800     $   58,046,421
MFS International Growth Fund - Class I (h)                           11,345,054        291,227,520
MFS International New Discovery Fund - Class I                         4,377,977        116,454,197
MFS International Value Fund - Class I (h)                             9,724,832        291,161,461
MFS Research International Fund - Class I (h)                         21,406,300        407,575,953

---------------------------------------------------------------------------------------------------
  Total Mutual Funds (Identified Cost, $1,054,548,123)                               $1,164,465,552
---------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.6%
---------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.07%, due 6/01/06, at
Amortized Cost and Value (y)                                          $7,116,000     $    7,116,000
---------------------------------------------------------------------------------------------------
  Total Investments (Identified Cost, $1,061,664,123)                                $1,171,581,552
---------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.2)%                                                  (2,557,038)
---------------------------------------------------------------------------------------------------
  Net Assets - 100.0%                                                                $1,169,024,514
---------------------------------------------------------------------------------------------------
(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 5/31/06

ASSETS
-------------------------------------------------------------------------------------------------------
Investments
  Unaffiliated issuers (identified cost, $112,835,059)             $123,570,197
  Affiliated issuers (identified cost, $948,829,064)              1,048,011,355
-------------------------------------------------------------------------------------------------------
Total investments, at value (identified at cost,
$1,061,664,123)                                                                          $1,171,581,552
-------------------------------------------------------------------------------------------------------
Cash                                                                        321
Receivable for investments sold                                       2,634,656
Receivable for fund shares sold                                      14,135,796
Receivable from investment adviser                                      171,235
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,188,523,560
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                   $10,678,938
Payable for fund shares reacquired                                    8,517,962
Payable to affiliates
  Shareholder servicing costs                                            76,934
  Distribution and service fees                                          20,191
  Administrative services fee                                                51
  Program manager fee                                                         9
  Retirement plan administration and service fees                            64
Payable for independent trustees' compensation                            2,648
Accrued expenses and other liabilities                                  202,249
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $19,499,046
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,169,024,514
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $1,041,539,698
Unrealized appreciation (depreciation) on investments               109,917,429
Accumulated net realized gain (loss) on investments                  17,567,387
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,169,024,514
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    82,142,155
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $588,468,667
  Shares of beneficial interest outstanding                          41,222,024
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $14.28
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per
  share)                                                                                         $15.15
-------------------------------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $149,728,240
  Shares of beneficial interest outstanding                          10,556,629
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $14.18
-------------------------------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $374,651,972
  Shares of beneficial interest outstanding                          26,431,537
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $14.17
-------------------------------------------------------------------------------------------------------

Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $33,556,251
  Shares of beneficial interest outstanding                           2,343,346
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $14.32
-------------------------------------------------------------------------------------------------------

Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $7,067,360
  Shares of beneficial interest outstanding                             495,803
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $14.25
-------------------------------------------------------------------------------------------------------

Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $800,562
  Shares of beneficial interest outstanding                              56,613
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $14.14
-------------------------------------------------------------------------------------------------------

Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $799,298
  Shares of beneficial interest outstanding                              56,299
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $14.20
-------------------------------------------------------------------------------------------------------

Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,937,785
  Shares of beneficial interest outstanding                             206,779
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $14.21
-------------------------------------------------------------------------------------------------------

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $9,492,461
  Shares of beneficial interest outstanding                             666,236
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $14.25
-------------------------------------------------------------------------------------------------------

Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $64,431
  Shares of beneficial interest outstanding                               4,505
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $14.30
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $549,841
  Shares of beneficial interest outstanding                              38,580
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $14.25
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per
  share)                                                                                         $15.12
-------------------------------------------------------------------------------------------------------

Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $256,556
  Shares of beneficial interest outstanding                              17,973
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $14.27
-------------------------------------------------------------------------------------------------------

Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $651,090
  Shares of beneficial interest outstanding                              45,831
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $14.21
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 5/31/06

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
  Dividends (including $4,099,389 received from affiliated issuers)   $4,314,399
  Interest                                                               183,299
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $4,497,698
------------------------------------------------------------------------------------------------------
Expenses
  Distribution and service fees                                       $4,197,577
  Program manager fees                                                     1,952
  Shareholder servicing costs                                            502,066
  Administrative services fee                                             57,682
  Retirement plan administration and services fees                         8,895
  Independent trustees' compensation                                      12,636
  Custodian fee                                                           96,937
  Shareholder communications                                             180,792
  Auditing fees                                                           41,218
  Legal fees                                                              14,077
  Registration fees                                                      215,557
  Miscellaneous                                                           26,190
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $5,355,579
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (20,035)
  Reduction of expenses by investment adviser                         (1,140,593)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $4,194,951
------------------------------------------------------------------------------------------------------
Net investment income                                                                         $302,747
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (including $572,769 from transactions
  in securities from affiliated issuers)                                $634,793
  Capital gain distributions from underlying funds (including
  $29,935,183 from affiliated underlying funds)                       33,842,565
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                    $34,477,358
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                             $111,415,796
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                    $145,893,154
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $146,195,901
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 5/31                                                    2006                    2005(c)

CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                                 $302,747                 $225,603
Net realized gain (loss) on investments                             34,477,358                1,693,568
Net unrealized gain (loss) on investments                          111,415,796               (1,498,367)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $146,195,901                 $420,804
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                          $(7,710,829)               $(485,494)
  Class B                                                           (1,824,165)                (107,225)
  Class C                                                           (4,399,834)                (216,135)
  Class I                                                             (380,517)                  (7,843)
  Class R                                                             (121,090)                  (2,933)
  Class R1                                                              (6,651)                      --
  Class R2                                                              (4,359)                      --
  Class R3                                                             (24,894)                  (1,340)
  Class R4                                                             (58,713)                      --
  Class R5                                                              (1,509)                      --
  Class 529A                                                            (5,289)                  (1,419)
  Class 529B                                                            (1,198)                  (1,247)
  Class 529C                                                            (6,004)                  (1,356)
From net realized gain on investments
  Class A                                                          $(1,323,435)                     $--
  Class B                                                             (365,707)                      --
  Class C                                                             (876,403)                      --
  Class I                                                              (60,229)                      --
  Class R                                                              (21,306)                      --
  Class R1                                                              (1,246)                      --
  Class R2                                                                (807)                      --
  Class R3                                                              (4,288)                      --
  Class R4                                                              (9,610)                      --
  Class R5                                                                (245)                      --
  Class 529A                                                              (995)                      --
  Class 529B                                                              (433)                      --
  Class 529C                                                            (1,508)                      --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(17,211,264)               $(824,992)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $713,126,406             $327,314,956
-------------------------------------------------------------------------------------------------------
Redemption fees                                                            $--                   $2,703
-------------------------------------------------------------------------------------------------------
Total change in net assets                                        $842,111,043             $326,913,471
-------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets - continued

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                             326,913,471                       --
At end of period                                                $1,169,024,514             $326,913,471
-------------------------------------------------------------------------------------------------------
(c) For the period from the commencement of the fund's investment operations, September 30, 2004, through May 31, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular shares class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                                    YEARS ENDED MAY 31,
CLASS A                                                                            2006            2005(c)
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $11.18             $10.00
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                       $0.04              $0.04
  Net realized and unrealized gain (loss) on investments                           3.44               1.22
----------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $3.48              $1.26
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.32)            $(0.08)
  From net realized gain on investments                                           (0.06)                --
----------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.38)            $(0.08)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $14.28             $11.18
----------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                           31.48              12.61(n)
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                          0.52               0.71(a)
Expenses after expense reductions (f)(h)(z)                                        0.35               0.35(a)
Net investment income                                                              0.34               0.51(a)
Portfolio turnover                                                                    1                 --
Net assets at end of period (000 Omitted)                                      $588,469           $170,485
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                    YEARS ENDED MAY 31,
CLASS B                                                                            2006            2005(c)
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $11.14             $10.00
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                        $(0.04)            $(0.01)
  Net realized and unrealized gain (loss) on investments                           3.42               1.23
----------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $3.38              $1.22
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.28)            $(0.08)
  From net realized gain on investments                                           (0.06)                --
----------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.34)            $(0.08)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $14.18             $11.14
----------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                           30.58              12.14(n)
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                          1.17               1.36(a)
Expenses after expense reductions (f)(h)(z)                                        1.00               1.00(a)
Net investment loss                                                               (0.30)             (0.16)(a)
Portfolio turnover                                                                    1                 --
Net assets at end of period (000 Omitted)                                      $149,728            $46,305
----------------------------------------------------------------------------------------------------------

                                                                                    YEARS ENDED MAY 31,
CLASS C                                                                            2006            2005(c)
----------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                             $11.13             $10.00
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                        $(0.04)            $(0.02)
  Net realized and unrealized gain (loss) on investments                           3.42               1.22
----------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $3.38              $1.20
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.28)            $(0.07)
  From net realized gain on investments                                           (0.06)                --
----------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.34)            $(0.07)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $14.17             $11.13
----------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                           30.63              12.03(n)
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                          1.17               1.36(a)
Expenses after expense reductions (f)(h)(z)                                        1.00               1.00(a)
Net investment loss                                                               (0.31)             (0.21)(a)
Portfolio turnover                                                                    1                 --
Net assets at end of period (000 Omitted)                                      $374,652           $103,225
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                    YEARS ENDED MAY 31,
CLASS I                                                                            2006            2005(c)
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $11.20             $10.00
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                       $0.07              $0.06
  Net realized and unrealized gain (loss) on investments                           3.46               1.23
----------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $3.53              $1.29
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.35)            $(0.09)
  From net realized gain on investments                                           (0.06)                --
----------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.41)            $(0.09)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $14.32             $11.20
----------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                              31.88              12.85(n)
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                          0.17               0.36(a)
Expenses after expense reductions (f)(h)(z)                                        0.00               0.00(a)
Net investment income                                                              0.53               0.79(a)
Portfolio turnover                                                                    1                 --
Net assets at end of period (000 Omitted)                                       $33,556             $3,442
----------------------------------------------------------------------------------------------------------

                                                                                    YEARS ENDED MAY 31,
CLASS R                                                                            2006            2005(c)
----------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                             $11.17             $10.00
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                       $0.03              $0.01
  Net realized and unrealized gain (loss) on investments                           3.42               1.24
----------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $3.45              $1.25
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.31)            $(0.08)
  From net realized gain on investments                                           (0.06)                --
----------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.37)            $(0.08)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $14.25             $11.17
----------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                              31.25              12.46(n)
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                          0.67               0.86(a)
Expenses after expense reductions (f)(h)(z)                                        0.50               0.50(a)
Net investment income                                                              0.22               0.15(a)
Portfolio turnover                                                                    1                 --
Net assets at end of period (000 Omitted)                                        $7,067             $2,558
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                    YEARS ENDED MAY 31,
CLASS R1                                                                           2006            2005(i)
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $11.14             $11.41
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                        $(0.06)            $(0.02)
  Net realized and unrealized gain (loss) on investments                           3.42              (0.25)(g)
----------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $3.36             $(0.27)
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.30)               $--
  From net realized gain on investments                                           (0.06)                --
----------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.36)               $--
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $14.14             $11.14
----------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                              30.42              (2.37)(n)
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                          1.37               1.56(a)
Expenses after expense reductions (f)(h)(z)                                        1.11               1.20(a)
Net investment loss                                                               (0.48)             (1.19)(a)
Portfolio turnover                                                                    1                 --
Net assets at end of period (000 Omitted)                                          $801                $59
----------------------------------------------------------------------------------------------------------

                                                                                    YEARS ENDED MAY 31,
CLASS R2                                                                           2006            2005(i)
----------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                             $11.14             $11.41
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                        $(0.03)            $(0.02)
  Net realized and unrealized gain (loss) on investments                           3.45              (0.25)(g)
----------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $3.42             $(0.27)
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.30)               $--
  From net realized gain on investments                                           (0.06)                --
----------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.36)               $--
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $14.20             $11.14
----------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                              31.00              (2.37)(n)
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                          1.07               1.26(a)
Expenses after expense reductions (f)(h)(z)                                        0.77               0.90(a)
Net investment loss                                                               (0.24)             (0.89)(a)
Portfolio turnover                                                                    1                 --
Net assets at end of period (000 Omitted)                                          $799                $49
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                   YEARS ENDED MAY 31,
CLASS R3                                                                         2006              2005(c)
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $11.16               $10.00
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                     $0.00(w)             $0.08
  Net realized and unrealized gain (loss) on investments                         3.43                 1.15
----------------------------------------------------------------------------------------------------------
Total from investment operations                                                $3.43                $1.23
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
  From net investment income                                                   $(0.32)              $(0.07)
  From net realized gain on investments                                         (0.06)                  --
----------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                   $(0.38)              $(0.07)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $14.21               $11.16
----------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                            31.07                12.25(n)
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                        0.92                 1.12(a)
Expenses after expense reductions (f)(h)(z)                                      0.66                 0.76(a)
Net investment income                                                            0.02                 1.05(a)
Portfolio turnover                                                                  1                   --
Net assets at end of period (000 Omitted)                                      $2,938                 $120
----------------------------------------------------------------------------------------------------------

                                                                                   YEARS ENDED MAY 31,
CLASS R4                                                                         2006              2005(i)
----------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                           $11.18               $11.44
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                              $0.04               $(0.01)
  Net realized and unrealized gain (loss) on investments                         3.43                (0.25)(g)
----------------------------------------------------------------------------------------------------------
Total from investment operations                                                $3.47               $(0.26)
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
  From net investment income                                                   $(0.34)                 $--
  From net realized gain on investments                                         (0.06)                  --
----------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                   $(0.40)                 $--
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $14.25               $11.18
----------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                            31.37                (2.27)(n)
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                        0.57                 0.76(a)
Expenses after expense reductions (f)(h)(z)                                      0.40                 0.40(a)
Net investment income (loss)                                                     0.31                (0.39)(a)
Portfolio turnover                                                                  1                   --
Net assets at end of period (000 Omitted)                                      $9,492                  $49
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                  YEARS ENDED MAY 31,
CLASS R5                                                                       2006              2005(i)
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $11.19               $11.44
--------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                            $0.08               $(0.00)(w)
  Net realized and unrealized gain (loss) on investments                       3.43                (0.25)(g)
--------------------------------------------------------------------------------------------------------
Total from investment operations                                              $3.51               $(0.25)
--------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
  From net investment income                                                 $(0.34)                 $--
  From net realized gain on investments                                       (0.06)                  --
--------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                 $(0.40)                 $--
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $14.30               $11.19
--------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                          31.73                (2.19)(n)
--------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                      0.27                 0.46(a)
Expenses after expense reductions (f)(h)(z)                                    0.10                 0.10(a)
Net investment income (loss)                                                   0.63                (0.09)(a)
Portfolio turnover                                                                1                   --
Net assets at end of period (000 Omitted)                                       $64                  $49
--------------------------------------------------------------------------------------------------------

                                                                                  YEARS ENDED MAY 31,
CLASS 529A                                                                     2006              2005(c)
--------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                         $11.16               $10.00
--------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                           $(0.00)(w)            $0.08
  Net realized and unrealized gain (loss) on investments                       3.44                 1.15
--------------------------------------------------------------------------------------------------------
Total from investment operations                                              $3.44                $1.23
--------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
  From net investment income                                                 $(0.29)              $(0.07)
  From net realized gain on investments                                       (0.06)                  --
--------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                 $(0.35)              $(0.07)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $14.25               $11.16
--------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                       31.16                12.29(n)
--------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                      0.77                 0.97(a)
Expenses after expense reductions (f)(h)(z)                                    0.60                 0.61(a)
Net investment income (loss)                                                  (0.01)                1.15(a)
Portfolio turnover                                                                1                   --
Net assets at end of period (000 Omitted)                                      $550                 $144
--------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                    YEARS ENDED MAY 31,
CLASS 529B                                                                         2006            2005(c)
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $11.13             $10.00
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                               $(0.08)             $0.04
  Net realized and unrealized gain (loss) on investments                           3.43               1.15
----------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $3.35              $1.19
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.15)            $(0.06)
  From net realized gain on investments                                           (0.06)                --
----------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.21)            $(0.06)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $14.27             $11.13
----------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                           30.28              11.84(n)
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                          1.42               1.62(a)
Expenses after expense reductions (f)(h)(z)                                        1.25               1.26(a)
Net investment income (loss)                                                      (0.63)              0.58(a)
Portfolio turnover                                                                    1                 --
Net assets at end of period (000 Omitted)                                          $257               $123
----------------------------------------------------------------------------------------------------------

                                                                                    YEARS ENDED MAY 31,
CLASS 529C                                                                         2006            2005(c)
----------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                             $11.14             $10.00
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                               $(0.08)             $0.02
  Net realized and unrealized gain (loss) on investments                           3.43               1.18
----------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $3.35              $1.20
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.22)            $(0.06)
  From net realized gain on investments                                           (0.06)                --
----------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.28)            $(0.06)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $14.21             $11.14
----------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                           30.30              11.95(n)
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                          1.42               1.62(a)
Expenses after expense reductions (f)(h)(z)                                        1.25               1.26(a)
Net investment income (loss)                                                      (0.59)              0.31(a)
Portfolio turnover                                                                    1                 --
Net assets at end of period (000 Omitted)                                          $651               $305
----------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 30, 2004 through
    May 31, 2005.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated
    period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.
(z) 0.10% of the expense reduction is voluntary.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS International Diversification Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund is a "fund of funds", which invests the majority of its assets in other MFS international equity mutual funds (underlying funds), which may have different fiscal year ends than the Fund. The underlying funds in turn may engage in a number of investment techniques and practices, which involve certain risks. Additional information, including each underlying fund's accounting policies, is outlined in the underlying fund's financial statements which are available upon request or by visiting mfs.com.

The investment objectives of the underlying funds held by the Fund at May 31, 2006 were as follows:

FUND                                       INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------

MFS Research International Fund            To seek capital appreciation.
MFS International Growth Fund              To seek capital appreciation.
MFS International New Discovery Fund       To seek capital appreciation.
MFS Emerging Markets Equity Fund           To seek capital appreciation.
MFS International Value Fund               To seek long-term growth of capital
                                           with a secondary objective to seek
                                           reasonable current income.

INVESTMENT VALUATIONS - Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies managed by the adviser are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which they are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which they are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended May 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to treating a portion of the proceeds from redemptions as a distribution for tax purposes, short-term capital gain distributions received from underlying funds, and distribution reclasses.

The tax character of distributions declared to shareholders is as follows:

                                                MAY 31, 2006      MAY 31, 2005
Ordinary income (including any short-term
capital gains)                                  $ 13,868,312          $225,603
Long-term capital gain                             3,342,952           599,389
------------------------------------------------------------------------------
Total distributions                              $17,211,264          $824,992
------------------------------------------------------------------------------

The federal tax cost and the tax basis components of distributable earnings were as follows:

      AS OF MAY 31, 2006
      Cost of investments                                 $1,061,664,123
      ------------------------------------------------------------------
      Gross appreciation                                    $109,917,429
      Gross depreciation                                              --
      ------------------------------------------------------------------
      Net unrealized appreciation (depreciation)            $109,917,429
      Undistributed long-term capital gain                    17,567,387

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. MFS receives no compensation under this agreement.

The investment adviser has contractually agreed to pay a portion of the fund's operating expenses, exclusive of distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.10% annually of the fund's average daily net assets. This contractual fee arrangement will continue until October 1, 2006. MFS has voluntarily agreed to bear an additional 0.10% of the fund's "Other Expenses." This voluntary arrangement may be terminated at any time. For the year ended May 31, 2006 these reductions amounted to $1,135,522 and is reflected as a reduction of total expenses in the Statement of Operations. In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $787,955 and $1,187 for the year ended May 31, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

DISTRIBUTION FEE PLAN TABLE:

                                    DISTRIBUTION         SERVICE    DISTRIBUTION       EFFECTIVE         SERVICE
                                        FEE RATE        FEE RATE         PLAN(D)         RATE(E)             FEE

Class A                                    0.10%           0.25%           0.35%           0.35%      $1,146,554
Class B                                    0.75%           0.25%           1.00%           1.00%         877,572
Class C                                    0.75%           0.25%           1.00%           1.00%       2,126,774
Class R                                    0.25%           0.25%           0.50%           0.50%          25,429
Class R1                                   0.50%           0.25%           0.75%           0.75%           2,527
Class R2                                   0.25%           0.25%           0.50%           0.50%           1,336
Class R3                                   0.25%           0.25%           0.50%           0.50%           5,403
Class R4                                      --           0.25%           0.25%           0.25%           5,917
Class 529A                                 0.25%           0.25%           0.50%           0.35%             938
Class 529B                                 0.75%           0.25%           1.00%           1.00%           1,219
Class 529C                                 0.75%           0.25%           1.00%           1.00%           3,908
----------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                   $4,197,577
----------------------------------------------------------------------------------------------------------------

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended
    May 31, 2006 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2006, were as follows:

                                               AMOUNT
               Class A                            $--
               Class B                        $91,908
               Class C                        $60,647
               Class 529B                         $--
               Class 529C                         $--

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended May 31, 2006, were as follows:

                                                         AMOUNT
           Class 529A                                     $670
           Class 529B                                      305
           Class 529C                                      977
           ---------------------------------------------------
           Total Program Manager Fees                   $1,952
           ---------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended May 31, 2006, these costs amounted to $398,907.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount and, until March 31, 2006, a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, each fund's annual fixed amount was $10,000. Effective April 1, 2006, each fund pays an annual fixed amount of $17,500.

The administrative services fee incurred for the year ended May 31, 2006 was equivalent to an annual effective rate of 0.0088% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended May 31, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                              ANNUAL
                             FEE             EFFECTIVE            TOTAL
                            RATE              RATE(g)            AMOUNT

Class R1                    0.45%              0.36%             $1,516
Class R2                    0.40%              0.27%              1,069
Class R3                    0.25%              0.16%              2,702
Class R4                    0.15%              0.15%              3,550
Class R5                    0.10%              0.10%                 58
------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees           $8,895
------------------------------------------------------------------------

(g) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the year ended May 31, 2006, this waiver amounted to $1,664 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended May 31, 2006, the fee paid to Tarantino LLC was $3,823. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,407, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of shares of funds, within the MFS Family of Funds, aggregated $731,350,664 and $5,968,513, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                     YEAR ENDED                        YEAR ENDED
                                                    MAY 31, 2006                   MAY 31, 2005(c)(i)
                                              SHARES           AMOUNT           SHARES           AMOUNT
Shares sold

  Class A                                    29,788,469      $403,827,249      16,267,231      $181,810,966
  Class B                                     7,302,002        98,055,241       4,298,944        48,213,980
  Class C                                    18,349,595       245,524,926       9,434,105       105,573,983
  Class I                                     2,095,660        28,307,196         332,795         3,725,330
  Class R                                       367,216         4,736,178         264,542         2,949,554
  Class R1                                       52,050           698,278           5,279            60,014
  Class R2                                       66,646           904,786           4,382            50,000
  Class R3                                      253,557         3,463,653          22,028           222,738
  Class R4                                      912,196        12,626,541           4,371            50,000
  Class R5                                           --                --           4,371            50,000
  Class 529A                                     29,390           397,931          24,202           247,668
  Class 529B                                     10,921           154,856          22,328           225,062
  Class 529C                                     21,864           304,606          42,890           458,289
-----------------------------------------------------------------------------------------------------------
                                             59,249,566      $799,001,441      30,727,468      $343,637,584
-----------------------------------------------------------------------------------------------------------

Shares issued to shareholders
in reinvestment of distributions

  Class A                                       503,505        $6,550,599          27,281          $325,474
  Class B                                       131,172         1,699,989           7,135            82,038
  Class C                                       239,356         3,102,052           9,897           114,053
  Class I                                        26,962           351,311             686             7,843
  Class R                                        10,675           138,769             257             2,933
  Class R1                                          611             7,897              --                --
  Class R2                                          399             5,166              --                --
  Class R3                                        2,250            29,182             117             1,340
  Class R4                                        5,260            68,323              --                --
  Class R5                                          134             1,754              --                --
  Class 529A                                        483             6,284             124             1,418
  Class 529B                                        125             1,631             109             1,247
  Class 529C                                        578             7,512             118             1,356
-----------------------------------------------------------------------------------------------------------
                                                921,510       $11,970,469          45,724          $537,702
-----------------------------------------------------------------------------------------------------------

Shares reacquired

  Class A                                    (4,320,694)     $(57,530,403)     (1,043,768)     $(11,885,116)
  Class B                                    (1,033,408)      (13,944,977)       (149,216)       (1,692,374)
  Class C                                    (1,427,877)      (19,259,062)       (173,539)       (1,967,980)
  Class I                                       (86,680)       (1,183,084)        (26,077)         (310,914)
  Class R                                      (111,098)       (1,488,142)        (35,789)         (415,560)
  Class R1                                       (1,327)          (17,474)              --                --
  Class R2                                      (15,128)         (195,806)              --                --
  Class R3                                      (59,781)         (804,260)        (11,392)         (135,000)
  Class R4                                     (255,591)       (3,282,878)              --                --
  Class 529A                                     (4,220)          (47,832)        (11,399)         (135,189)
  Class 529B                                     (4,108)          (46,521)        (11,402)         (135,000)
  Class 529C                                     (4,026)          (45,065)        (15,593)         (183,197)
-----------------------------------------------------------------------------------------------------------
                                             (7,323,938)     $(97,845,504)     (1,478,175)     $(16,860,330)
-----------------------------------------------------------------------------------------------------------

Net change

  Class A                                    25,971,280      $352,847,445      15,250,744      $170,251,324
  Class B                                     6,399,766        85,810,253       4,156,863        46,603,644
  Class C                                    17,161,074       229,367,916       9,270,463       103,720,056
  Class I                                     2,035,942        27,475,423         307,404         3,422,259
  Class R                                       266,793         3,386,805         229,010         2,536,927
  Class R1                                       51,334           688,701           5,279            60,014
  Class R2                                       51,917           714,146           4,382            50,000
  Class R3                                      196,026         2,688,575          10,753            89,078
  Class R4                                      661,865         9,411,986           4,371            50,000
  Class R5                                          134             1,754           4,371            50,000
  Class 529A                                     25,653           356,383          12,927           113,897
  Class 529B                                      6,938           109,966          11,035            91,309
  Class 529C                                     18,416           267,053          27,415           276,448
-----------------------------------------------------------------------------------------------------------
                                             52,847,138      $713,126,406      29,295,017      $327,314,956
-----------------------------------------------------------------------------------------------------------

(c) For the period from the commencement of the fund's investment operations, September 30, 2004 through May 31, 2005.
(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended May 31, 2006 was $6,591 and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the year ended May 31, 2006.

(7) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the year ended
May 31, 2006, is set forth below:

                                                   BEGINNING     ACQUISITIONS     DISPOSITIONS              ENDING
                                                  SHARES/PAR       SHARES/PAR       SHARES/PAR          SHARES/PAR
AFFILIATE                                             AMOUNT           AMOUNT           AMOUNT              AMOUNT

MFS Emerging Markets Equity Fund                     633,632        1,104,362          (3,194)           1,734,800
MFS International Growth Fund                      4,032,995        7,377,110         (65,051)          11,345,054
MFS International Value Fund                       3,301,426        6,488,294         (64,888)           9,724,832
MFS Research International Fund                    7,355,256       14,153,249        (102,205)          21,406,300

                                                                 CAPITAL GAIN
                                                                DISTRIBUTIONS
                                                    REALIZED             FROM
                                                        GAIN       UNDERLYING         DIVIDEND              ENDING
AFFILIATE                                             (LOSS)            FUNDS           INCOME               VALUE
MFS Emerging Markets  Equity Fund                    $22,422       $1,949,909         $214,261         $58,046,421
MFS International Growth Fund                        205,732        2,698,394          252,575         291,227,520
MFS International Value Fund                         182,941        9,715,415        1,648,405         291,161,461
MFS Research International Fund                      161,674       15,571,465        1,984,148         407,575,953
------------------------------------------------------------------------------------------------------------------
                                                    $572,769      $29,935,183       $4,099,389      $1,048,011,355

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Trustees of MFS Series Trust X and the Shareholders of MFS
International Diversification Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS International Diversification Fund (one of the portfolios comprising MFS Series Trust X (the "Trust")) as of May 31, 2006, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and for the period from September 30, 2004 (commencement of operations) through May 31, 2005. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian and brokers; where replies where not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS International Diversification Fund as of May 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period from September 30, 2004 (commencement of operations) through May 31, 2005 in conformity with the accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
July 24, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of July 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(H)             OTHER DIRECTORSHIPS(J)
-------------------             ----------------    ---------------       ----------------------------

INTERESTED TRUSTEES
Robert J. Manning(k)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(k)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Secretary of Economic
                                                                       Affairs, The Commonwealth of
                                                                       Massachusetts (January 2002 to
                                                                       December 2002); Fidelity
                                                                       Investments, Vice Chairman (June
                                                                       2000 to December 2001); Fidelity
                                                                       Management & Research Company
                                                                       (investment adviser), President
                                                                       (March 1997 to July 2001); Bell
                                                                       Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Robert E. Butler(n)             Trustee            January 2006        Consultant - regulatory and
(born 11/29/41)                                                        compliance matters (since July
                                                                       2002); PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (November 2000 until June
                                                                       2002)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Senior Cardiac Surgeon, Chief of
                                                                       Cardiac Surgery (until 2005);
                                                                       Harvard Medical School, Professor
                                                                       of Surgery; Brigham and Women's
                                                                       Hospital Physicians' Organization,
                                                                       Chair (2000 to 2004)

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

Robert W. Uek                   Trustee            January 2006        Retired (since 1999);
(born 05/18/41)                                                        PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (until 1999); Consultant
                                                                       to investment company industry
                                                                       (since 2000); TT International
                                                                       Funds (mutual fund complex),
                                                                       Trustee (2000 until 2005);
                                                                       Hillview Investment Trust II Funds
                                                                       (mutual fund complex), Trustee
                                                                       (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(k)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(k)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003)

Ethan D. Corey(k)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

David L. DiLorenzo(k)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (prior to
                                                                       June 2005)

Timothy M. Fagan(k)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(k)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian E. Langenfeld(k)          Assistant          May 2006            Massachusetts Financial Services
(born 03/07/73)                 Secretary and                          Company, Assistant Vice President
                                Assistant Clerk                        and Counsel (since May 2006); John
                                                                       Hancock Advisers, LLC, Assistant
                                                                       Vice President and Counsel (May
                                                                       2005 to April 2006); John Hancock
                                                                       Advisers, LLC, Attorney and
                                                                       Assistant Secretary (prior to May
                                                                       2005)

Ellen Moynihan(k)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Senior Vice President

Susan S. Newton(k)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(k)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (prior to June 2004)

Mark N. Polebaum(k)             Secretary and      January 2006        Massachusetts Financial Services
(born 05/01/52)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since January 2006); Wilmer
                                                                       Cutler Pickering Hale and Dorr LLP
                                                                       (law firm), Partner (prior to
                                                                       January 2006)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (prior to
                                                                       March 2003)

James O. Yost(k)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of
    $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2006, the Trustees served as board members of 98 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741              200 Berkeley Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
Thomas Melendez

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $4,368,670 as capital gain dividends paid during the fiscal year.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

Please refer to mfs.com for additional information regarding the underlying funds.

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              MDI-ANN-7/06 77M

MFS(R) EMERGING MARKETS EQUITY FUND                                     5/31/06

ANNUAL REPORT

-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               5
---------------------------------------------------
EXPENSE TABLE                                     7
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          9
---------------------------------------------------
FINANCIAL STATEMENTS                             14
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    22
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           31
---------------------------------------------------
TRUSTEES AND OFFICERS                            32
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    37
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            37
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   37
---------------------------------------------------
FEDERAL TAX INFORMATION                          37
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 17, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     98.9%
              Cash & Other Net Assets                     1.1%

              TOP TEN HOLDINGS

              Samsung Electronics Co. Ltd.                6.9%
              ------------------------------------------------
              Petroleo Brasileiro S.A., ADR               5.6%
              ------------------------------------------------
              LUKOIL, ADR                                 4.0%
              ------------------------------------------------
              Companhia Vale do Rio Doce, ADR             3.4%
              ------------------------------------------------
              Kookmin Bank                                2.9%
              ------------------------------------------------
              China Mobile Ltd.                           2.5%
              ------------------------------------------------
              Hon Hai Precision Industry Co. Ltd.         2.2%
              ------------------------------------------------
              PetroChina Co. Ltd.                         2.2%
              ------------------------------------------------
              Taiwan Semiconductor
              Manufacturing Co. Ltd., ADR                 2.1%
              ------------------------------------------------
              POSCO, ADR                                  2.0%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         20.2%
              ------------------------------------------------
              Energy                                     19.0%
              ------------------------------------------------
              Technology                                 16.8%
              ------------------------------------------------
              Basic Materials                            15.4%
              ------------------------------------------------
              Utilities & Communications                 13.9%
              ------------------------------------------------
              Autos & Housing                             6.0%
              ------------------------------------------------
              Consumer Staples                            2.7%
              ------------------------------------------------
              Leisure                                     2.1%
              ------------------------------------------------
              Transportation                              1.0%
              ------------------------------------------------
              Health Care                                 0.7%
              ------------------------------------------------
              Retailing                                   0.6%
              ------------------------------------------------
              Special Products & Services                 0.5%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Brazil                                     17.7%
              ------------------------------------------------
              South Korea                                17.3%
              ------------------------------------------------
              Taiwan                                      9.7%
              ------------------------------------------------
              Mexico                                      9.4%
              ------------------------------------------------
              South Africa                                7.8%
              ------------------------------------------------
              Russia                                      7.5%
              ------------------------------------------------
              China                                       7.5%
              ------------------------------------------------
              Thailand                                    3.5%
              ------------------------------------------------
              India                                       3.1%
              ------------------------------------------------
              Other Countries                            16.5%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/06.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended May 31, 2006, Class A shares of the MFS Emerging Markets Equity Fund provided a total return of 38.79%, at net asset value. This compares with a return of 40.90% for the fund's benchmark, the MSCI Emerging Markets Index.

DETRACTORS FROM PERFORMANCE

Security selection in the utilities and communications and the health care sectors hurt performance relative to the benchmark. A combination of stock selection and underweighting the strong-performing industrial goods and services sector also held back results. In utilities and communications, not owning several benchmark constituents dampened performance including our avoidance of mobile communications company America Movil (Mexico) and natural gas provider Gazprom (Russia). Our position in wireless services provider Mobile TeleSystems (Russia) also detracted from relative returns. Within the health care sector, our holdings in generic drug manufacturer Teva Pharmaceutical Industries* (Israel) held back fund performance as the stock underperformed the benchmark over the period.

Other individual positions that hurt results included automaker PT Astra International (Indonesia), microchip company Taiwan Semiconductor Manufacturing Company (Taiwan), and electronics manufacturer Samsung Electronics (South Korea). Not owning integrated oil company Surgutneftegaz (Russia), a strong-performing benchmark constituent, also hindered performance.

During the reporting period, our currency exposure was a detractor from the fund's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our funds to have different currency exposure than the benchmark.

The fund's cash position was a detractor from relative performance. The fund holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

The primary contributor to the fund's performance relative its benchmark was strong stock selection in the financial services and energy sectors. Several individual holdings within the financial services sector helped boost results including banking firms Turkiye Is Bankasi* (Turkey), Unibanco - Uniao de Bancos Brasileiros (Brazil), and African Bank Investments (South Africa). In the energy sector, integrated oil company LUKOIL (Russia) and global oil and gas exploration and production company Addax Petroleum (Canada), which is not a benchmark constituent, were strong performers over the period.

A combination of stock selection and our underweighting in the transportation sector boosted relative performance, with cargo transport company All America Latina Logistica (Brazil), which is not a benchmark constituent, among the fund's top relative contributors.

In other sectors, our positions in online retailer Submarino* (Brazil), which is not a benchmark constituent, iron ore miner Companhia Vale do Rio Doce (Brazil), and chemical products company Sasol* (South Africa) benefited results. Not owning benchmark constituent United Microelectronics (Taiwan), a semiconductor manufacturer whose stock returns lagged that of the benchmark, also aided performance.

Respectfully,

Nicholas Smithie
Portfolio Manager

*Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 5/31/06

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-800-343-2829.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                        MFS Emerging
                      Markets Equity              MSCI Emerging
                      Fund -- Class A             Markets Index
          6/96            $ 9,425                  $10,000
          5/97             10,973                   10,776
          5/98              9,427                    7,226
          5/99              8,148                    7,994
          5/00              9,083                    9,413
          5/01              8,332                    7,379
          5/02              8,965                    7,916
          5/03              8,083                    7,410
          5/04             11,424                   10,409
          5/05             15,003                   13,634
          5/06             20,822                   19,210

TOTAL RETURNS THROUGH 5/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date       1-yr        5-yr        10-yr
----------------------------------------------------------------------------
        A                10/24/95             38.79%      20.10%       8.25%
----------------------------------------------------------------------------
        B                10/24/95             37.96%      19.45%       7.68%
----------------------------------------------------------------------------
        C                 6/27/96             37.89%      19.44%       7.70%
----------------------------------------------------------------------------
        I                 1/02/97             39.25%      20.63%       8.72%
----------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
----------------------------------------------------------------------------
MSCI Emerging Markets Index (f)               40.90%      21.09%       6.75%
----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class                               1-yr        5-yr       10-yr
----------------------------------------------------------------------------
        A                                     30.81%      18.69%       7.61%
With Initial Sales Charge (5.75%)
----------------------------------------------------------------------------
        B                                     33.96%      19.25%       7.68%
With CDSC (Declining over six years
from 4% to 0%) (x)
----------------------------------------------------------------------------
        C                                     36.89%      19.44%       7.70%
With CDSC (1% for 12 months) (x)
----------------------------------------------------------------------------

Class I shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Morgan Stanley Capital International (MSCI) Emerging Markets Index - a market capitalization index that is designed to measure equity market performance in the global emerging markets.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class I shares are available only to certain eligible investors.

Performance for Class I shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Class C share includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, DECEMBER 1, 2005 THROUGH MAY 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other trust expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2005 through May 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    12/01/05-
Class                       Ratio      12/01/05        5/31/06         5/31/06
--------------------------------------------------------------------------------
        Actual              1.76%    $1,000.00        $1,117.10         $9.29
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.76%    $1,000.00        $1,016.16         $8.85
--------------------------------------------------------------------------------
        Actual              2.41%    $1,000.00        $1,113.80        $12.70
  B    -------------------------------------------------------------------------
        Hypothetical (h)    2.41%    $1,000.00        $1,012.91        $12.09
--------------------------------------------------------------------------------
        Actual              2.42%    $1,000.00        $1,113.60        $12.75
  C     ------------------------------------------------------------------------
        Hypothetical (h)    2.42%    $1,000.00        $1,012.86        $12.14
--------------------------------------------------------------------------------
        Actual              1.41%    $1,000.00        $1,119.10         $7.45
  I     ------------------------------------------------------------------------
        Hypothetical (h)    1.41%    $1,000.00        $1,017.90         $7.09
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 5/31/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.9%
-----------------------------------------------------------------------------------------------
ISSUER                                                               SHARES/PAR         VALUE ($)
-----------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.8%
-----------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                               179,480  $     3,300,637
-----------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.7%
-----------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR                                  57,900  $     2,373,321
Companhia de Bebidas das Americas, ADR - Ordinary (l)                   11,580          416,533
Grupo Modelo S.A. de C.V., "C"                                       1,113,370        3,977,023
                                                                                ---------------
                                                                                $     6,766,877
-----------------------------------------------------------------------------------------------
Automotive - 2.1%
-----------------------------------------------------------------------------------------------
Hyundai Mobis                                                           22,950  $     1,800,692
Hyundai Motor Co. Ltd.                                                  68,090        5,260,185
PT Astra International Tbk                                           1,474,500        1,561,329
                                                                                ---------------
                                                                                $     8,622,206
-----------------------------------------------------------------------------------------------
Banks & Credit Companies - 18.4%
-----------------------------------------------------------------------------------------------
Absa Group Ltd.                                                        176,292  $     2,904,941
African Bank Investments Ltd.                                          744,990        3,162,993
Akbank T.A.S                                                           379,873        2,245,198
Banco Bradesco S.A., IPS                                                95,800        2,906,329
Banco Nossa Caixa S.A                                                  164,800        3,085,744
Bangkok Bank Public Co. Ltd.                                           899,360        2,500,188
Bank Hapoalim B.M                                                      199,070          928,671
Bank Leumi le-Israel B.M                                               557,230        2,091,923
Cathay Financial Holding Co. Ltd.                                      878,000        1,922,229
Chinatrust Financial Holding Co. Ltd.                                1,177,748          944,933
CSU Cardsystem S.A. (n)                                                438,400        2,811,708
FirstRand Ltd.                                                       1,000,239        2,629,688
Fubon Financial Holding Co. Ltd.                                     1,163,000        1,023,613
Grupo Financiero Banorte S.A. de C.V                                 1,794,200        4,290,065
Hana Financial Group, Inc.                                              49,176        2,220,462
Kookmin Bank                                                           145,600       11,784,245
Malayan Banking Berhad                                                 861,000        2,584,660
Mega Financial Holding Co. Ltd.                                      1,569,000        1,117,996
Nedbank Group Ltd.                                                     121,867        2,080,491
Old Mutual PLC                                                       1,145,200        3,600,417
OTP Bank Ltd., GDR                                                      47,200        3,181,280
PT Bank Central Asia Tbk                                             4,037,500        1,788,628
Sanlam Ltd.                                                            678,060        1,541,080
Shinhan Financial Group Co. Ltd.                                        64,620        2,949,768
Standard Bank Group Ltd.                                               502,500        5,820,757
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                        47,570        3,036,393
                                                                                ---------------
                                                                                $    75,154,400
-----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.7%
-----------------------------------------------------------------------------------------------
Naspers Ltd.                                                           150,700  $     2,751,694
-----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.6%
-----------------------------------------------------------------------------------------------
Bradespar S.A., IPS                                                     72,860  $     2,352,144
         --------------------------------------------------------------------------------------
Chemicals - 1.7%
-----------------------------------------------------------------------------------------------
Formosa Chemicals & Fibre Corp.                                        709,412  $     1,105,542
Israel Chemicals Ltd.                                                  722,300        3,058,157
Makhteshim-Agan Industries Ltd.                                        472,800        2,723,069
                                                                                ---------------
                                                                                $     6,886,768
-----------------------------------------------------------------------------------------------
Computer Software - Systems - 2.1%
-----------------------------------------------------------------------------------------------
Acer, Inc.                                                             600,502  $       973,137
Asustek Computer, Inc.                                                 360,000          847,518
LG.Philips LCD Co. Ltd., ADR (l)(n)                                     79,700        1,495,969
Satyam Computer Services Ltd., ADR                                     166,200        5,346,654
                                                                                ---------------
                                                                                $     8,663,278
-----------------------------------------------------------------------------------------------
Conglomerates - 0.5%
-----------------------------------------------------------------------------------------------
Alfa S.A de C.V., "A"                                                  440,400  $     2,019,827
-----------------------------------------------------------------------------------------------
Construction - 4.0%
-----------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR (n)                                            136,357  $     7,768,258
Consorcio ARA S.A. de C.V                                              270,600        1,121,732
Corporacion GEO S.A. de C.V., "B" (n)                                  353,400        1,221,845
Corporacion Moctezuma, S.A. de C.V                                     981,500        1,921,794
Siam Cement Public Co. Ltd.                                            479,860        3,070,701
Urbi Desarrollos Urbanos S.A. de C.V. (n)                              489,600        1,188,806
                                                                                ---------------
                                                                                $    16,293,136
-----------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.0%
-----------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V., "A"                           1,155,620  $     3,913,901
         --------------------------------------------------------------------------------------
Electronics - 11.5%
-----------------------------------------------------------------------------------------------
AU Optronics Corp.                                                   2,251,000  $     3,290,695
MediaTek, Inc.                                                         195,483        2,183,569
Orbotech Ltd. (n)                                                        7,300          183,376
Samsung Electronics Co. Ltd.                                            43,500       27,984,009
Taiwan Semiconductor Manufacturing Co. Ltd.                          2,607,142        4,860,963
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                       888,469        8,413,801
                                                                                ---------------
                                                                                $    46,916,413
-----------------------------------------------------------------------------------------------
Energy - Independent - 4.0%
-----------------------------------------------------------------------------------------------
CNOOC Ltd.                                                           5,123,000  $     3,929,137
Oil & Natural Gas Corp. Ltd.                                            70,720        1,702,604
Polski Koncern Naftowy ORLEN S.A                                       123,400        2,158,296
PTT Public Co.                                                         505,200        3,206,357
Reliance Industries Ltd.                                               265,570        5,514,757
                                                                                ---------------
                                                                                $    16,511,151
-----------------------------------------------------------------------------------------------
Energy - Integrated - 14.2%
-----------------------------------------------------------------------------------------------
AO Siberian Oil Co., ADR (l)                                           134,200  $     3,018,158
China Petroleum & Chemical Corp.                                     7,356,000        4,399,790
LUKOIL, ADR                                                            212,460       16,444,404
MOL Magyar Olaj-es Gazipari Rt., GDR                                    21,800        2,358,760
PetroChina Co. Ltd.                                                  8,124,000        8,790,910
Petroleo Brasileiro S.A., ADR                                          265,050       23,019,593
                                                                                ---------------
                                                                                $    58,031,615
-----------------------------------------------------------------------------------------------
Forest & Paper Products - 1.8%
-----------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR (l)                                          75,550  $     3,864,383
Votorantim Celulose e Papel S.A., ADR                                  254,975        3,628,294
                                                                                ---------------
                                                                                $     7,492,677
-----------------------------------------------------------------------------------------------
Gaming & Lodging - 0.5%
-----------------------------------------------------------------------------------------------
Resorts World Berhad                                                   671,700  $     2,256,882
         --------------------------------------------------------------------------------------
General Merchandise - 0.4%
-----------------------------------------------------------------------------------------------
Shinsegae Co. Ltd.                                                       3,900  $     1,782,703
-----------------------------------------------------------------------------------------------
Insurance - 1.2%
-----------------------------------------------------------------------------------------------
Liberty Group Ltd.                                                     172,000  $     1,966,079
Samsung Fire & Marine Insurance Co. Ltd.                                19,580        2,739,623
                                                                                ---------------
                                                                                $     4,705,702
-----------------------------------------------------------------------------------------------
Internet - 0.3%
-----------------------------------------------------------------------------------------------
Universo Online S.A., IPS (n)                                          217,100  $     1,121,384
         --------------------------------------------------------------------------------------
Metals & Mining - 8.9%
-----------------------------------------------------------------------------------------------
Aluminum Corp. of China Ltd.                                         2,222,000  $     1,790,111
Anglo American PLC                                                     115,800        4,660,909
China Steel Corp.                                                    2,076,427        1,967,556
Companhia Siderurgica Nacional S.A., ADR (l)                            39,900        1,184,232
Companhia Vale do Rio Doce, ADR                                        294,260       13,709,573
Mining & Metallurgical Co. Norilsk Nickel, ADR (l)                      28,480        3,437,536
Polyus Gold Co., ADR (n)                                                28,480        1,452,480
POSCO, ADR                                                             128,430        8,258,049
                                                                                ---------------
                                                                                $    36,460,446
-----------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.4%
-----------------------------------------------------------------------------------------------
Transneft, IPS                                                             900  $     1,511,118
-----------------------------------------------------------------------------------------------
Network & Telecom - 0.7%
-----------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk                                      3,507,000  $     2,671,459
-----------------------------------------------------------------------------------------------
Oil Services - 0.8%
-----------------------------------------------------------------------------------------------
Addax Petroleum Corp. (a)(n)                                           128,710  $     3,142,402
-----------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.2%
-----------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                  1,407,955  $     8,956,244
-----------------------------------------------------------------------------------------------
Pharmaceuticals - 0.7%
-----------------------------------------------------------------------------------------------
Gedeon Richter Rt                                                       15,200  $     2,958,997
-----------------------------------------------------------------------------------------------
Precious Metals & Minerals - 2.0%
-----------------------------------------------------------------------------------------------
Compania de Minas Buenaventura S.A.A., ADR                             154,900  $     3,991,773
Impala Platinum Holdings Ltd.                                           25,060        4,222,394
                                                                                ---------------
                                                                                $     8,214,167
-----------------------------------------------------------------------------------------------
Railroad & Shipping - 1.0%
-----------------------------------------------------------------------------------------------
All America Latina Logistica S.A                                        65,940  $     4,186,532
-----------------------------------------------------------------------------------------------
Specialty Chemicals - 1.0%
-----------------------------------------------------------------------------------------------
Formosa Plastics Corp.                                               1,254,000  $     1,883,507
LG Chemical Ltd.                                                        54,460        2,196,749
                                                                                ---------------
                                                                                $     4,080,256
-----------------------------------------------------------------------------------------------
Specialty Stores - 0.2%
-----------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V                                               81,700  $       873,638
-----------------------------------------------------------------------------------------------
Telecommunications - Wireless - 8.0%
-----------------------------------------------------------------------------------------------
Advanced Info Service PLC                                            1,563,300  $     3,792,427
China Mobile Ltd.                                                    1,983,000       10,259,517
Egyptian Mobil Services (MobiNil)                                      104,250        2,713,077
Mobile TeleSystems OJSC, ADR                                            81,800        2,454,000
MTN Group Ltd.                                                         368,300        3,045,361
PT Indonesian Satellite Corp. Tbk                                    7,031,500        3,798,757
SK Telecom Co. Ltd.                                                      8,090        1,909,007
Turkcell Iletisim Hizmetleri A.S., ADR (l)                             174,500        2,181,250
Vimpel-Communications, ADR (n)                                          57,100        2,390,206
                                                                                ---------------
                                                                                $    32,543,602
-----------------------------------------------------------------------------------------------
Telephone Services - 4.1%
-----------------------------------------------------------------------------------------------
Axtel, S. A. de C.V. (n)                                             1,007,500  $     2,017,133
China Netcom Group Corp. Ltd.                                        1,025,000        1,670,564
China Telecom Corp. Ltd.                                             3,824,000        1,237,675
Philippine Long Distance Telephone Co.                                 103,900        3,882,000
Telefonos de Mexico S.A. de C.V., ADR                                  230,300        4,557,637
Telkom SA Ltd.                                                          63,200        1,341,637
True Corp. (n)                                                       7,394,300        1,842,272
                                                                                ---------------
                                                                                $    16,548,918
-----------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.4%
-----------------------------------------------------------------------------------------------
AES Tiete S.A., IPS                                                 52,667,000  $     1,237,783
Companhia de Saneamento de Minas Gerais - Copasa MG                     12,550          100,478
Companhia Energetica de Minas Gerais - CEMIG, IPS                   32,000,000        1,216,253
Manila Water Co., Inc.                                              10,992,000        1,434,824
Tractebel Energia S.A                                                  215,410        1,585,533
                                                                                ---------------
                                                                                $     5,574,871
-----------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $330,472,955)                           $   403,266,045
-----------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 3.1%
-----------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                     12,516,497  $    12,516,497
-----------------------------------------------------------------------------------------------
Short-Term Obligations - 0.8%
-----------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.06%, due 6/01/06,
at Amortized Cost and Value (y)                                  $   3,439,000  $     3,439,000
-----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $346,428,452) (k)                         $   419,221,542
-----------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (2.8)%                                             (11,556,543)
-----------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                           $   407,664,999
-----------------------------------------------------------------------------------------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
    $3,142,402, representing 0.8% of net assets.
(k) As of May 31, 2006, the fund had 31 securities that were fair valued, aggregating
    $124,169,401 and 29.62% of market value, in accordance with the policies adopted by the
    Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR American Depository Receipt
GDR Global Depository Receipt
IPS International Preference Stock

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 5/31/06

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $12,238,915 of securities on
loan (identified cost, $346,428,452)                                $419,221,542
Cash                                                                   2,270,192
Foreign currency, at value (identified cost, $327,510)                   326,813
Receivable for investments sold                                        2,199,569
Receivable for fund shares sold                                        3,251,085
Interest and dividends receivable                                      1,307,018
------------------------------------------------------------------------------------------------------
Total assets                                                                              $428,576,219
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                     $6,782,575
Payable for fund shares reacquired                                     1,195,856
Collateral for securities loaned, at value                            12,516,497
Payable to affiliates
  Management fee                                                          11,691
  Shareholder servicing costs                                             20,238
  Distribution and service fees                                            5,931
  Administrative services fee                                                233
Payable for independent trustees' compensation                             6,486
Accrued expenses and other liabilities                                   371,713
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $20,911,220
------------------------------------------------------------------------------------------------------
Net assets                                                                                $407,664,999
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $319,015,214
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $154,205 deferred country tax)                                72,625,696
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                 12,162,958
Undistributed net investment income                                    3,861,131
------------------------------------------------------------------------------------------------------
Net assets                                                                                $407,664,999
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   12,661,832
------------------------------------------------------------------------------------------------------

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $192,717,715
  Shares outstanding                                                   5,951,507
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $32.38
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per
  share) $34.36
------------------------------------------------------------------------------------------------------

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $65,699,887
  Shares outstanding                                                   2,112,866
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $31.10
------------------------------------------------------------------------------------------------------

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $52,604,139
  Shares outstanding                                                   1,709,555
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $30.77
------------------------------------------------------------------------------------------------------

Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $96,643,258
  Shares outstanding                                                   2,887,904
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $33.46
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class
B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 5/31/06

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Dividends                                                            $9,535,505
  Interest                                                                389,995
  Foreign taxes withheld                                                 (793,407)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                      $9,132,093
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $3,012,956
  Distribution and service fees                                         1,321,781
  Shareholder servicing costs                                             460,862
  Administrative services fee                                              44,315
  Independent trustees' compensation                                        8,713
  Custodian fee                                                           331,893
  Shareholder communications                                               68,156
  Auditing fees                                                            50,601
  Legal fees                                                                7,005
  Miscellaneous                                                           126,498
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $5,432,780
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (27,835)
  Reduction of expenses by investment adviser                              (1,556)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $5,403,389
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $3,728,704
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $103,410 country tax)               $26,292,729
  Futures contracts                                                       122,795
  Foreign currency transactions                                          (470,176)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                                $25,945,348
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $99,669 increase in deferred country tax)       $40,111,481
  Translation of assets and liabilities in foreign currencies             (15,521)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
translation                                                                                 $40,095,960
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                            $66,041,308
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $69,770,012
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 5/31                                                    2006                     2005

CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $3,728,704               $1,456,305
Net realized gain (loss) on investments and foreign currency
transactions                                                       25,945,348               11,494,495
Net unrealized gain (loss) on investments and foreign
currency translation                                               40,095,960               20,420,160
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $69,770,012              $33,370,960
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                           $(690,855)                $(65,790)
  Class B                                                             (25,922)                      --
  Class C                                                             (78,017)                      --
  Class I                                                            (427,330)                (136,079)
From net realized gain on investments and foreign currency transactions
  Class A                                                         $(8,923,686)                     $--
  Class B                                                          (3,761,726)                      --
  Class C                                                          (1,891,480)                      --
  Class I                                                          (3,870,916)                      --
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(19,669,932)               $(201,869)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $191,366,119              $27,316,194
------------------------------------------------------------------------------------------------------
Redemption fees                                                       $12,763                   $8,394
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $241,478,962              $60,493,679
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            166,186,037              105,692,358
At end of period (including undistributed net investment
income of $3,861,131 and $711,392, respectively)                 $407,664,999             $166,186,037
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                             YEARS ENDED 5/31
                                              -------------------------------------------------------------------------------
                                                     2006             2005             2004             2003             2002
Net asset value, beginning of period               $25.12           $19.15           $13.67           $15.16           $14.07
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.44            $0.28            $0.11            $0.09            $0.05
  Net realized and unrealized gain (loss)
  on investments and foreign currency                9.12             5.72             5.52            (1.58)            1.04
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $9.56            $6.00            $5.63           $(1.49)           $1.09
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.17)          $(0.03)          $(0.15)             $--              $--
  From net realized gain on investments and
  foreign currency transactions                     (2.13)              --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(2.30)          $(0.03)          $(0.15)             $--              $--
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees addded to
paid-in capital (d)                                 $0.00(w)         $0.00(w)         $0.00(w)           $--              $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $32.38           $25.12           $19.15           $13.67           $15.16
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          38.79            31.32            41.34            (9.83)            7.60
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.78             1.88             2.20             2.49             2.54
Expenses after expense reductions (f)                1.78             1.88             2.10             2.29             2.34
Net investment income                                1.41             1.25             0.62             0.68             0.37
Portfolio turnover                                     58               73              116              214              189
Net assets at end of period (000 Omitted)        $192,718          $77,352          $48,806          $27,180          $33,212
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                             YEARS ENDED 5/31
                                              -------------------------------------------------------------------------------
                                                     2006             2005             2004             2003             2002

Net asset value, beginning of period               $24.22           $18.57           $13.28           $14.79           $13.80
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
  Net investment income (loss) (d)                  $0.22            $0.12            $0.01            $0.01           $(0.01)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                8.81             5.53             5.36            (1.52)            1.00
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $9.03            $5.65            $5.37           $(1.51)           $0.99
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.02)             $--           $(0.08)             $--              $--
  From net realized gain on investments and
  foreign currency transactions                     (2.13)              --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(2.15)             $--           $(0.08)             $--              $--
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees addded to
paid-in capital (d)                                 $0.00(w)         $0.00(w)         $0.00(w)           $--              $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $31.10           $24.22           $18.57           $13.28           $14.79
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          37.96            30.43            40.64           (10.34)            7.17
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               2.43             2.53             2.73             2.99             3.04
Expenses after expense reductions (f)                2.43             2.53             2.63             2.79             2.84
Net investment income (loss)                         0.74             0.56             0.08             0.10            (0.10)
Portfolio turnover                                     58               73              116              214              189
Net assets at end of period (000 Omitted)         $65,700          $36,289          $31,053          $21,568          $32,671
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                                YEARS ENDED 5/31
                                                   --------------------------------------------------------------------------
                                                         2006            2005            2004            2003            2002
Net asset value, beginning of period                   $24.05          $18.44          $13.19          $14.69          $13.71
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $0.25           $0.13           $0.01           $0.01          $(0.01)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                    8.69            5.48            5.33           (1.51)           0.99
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $8.94           $5.61           $5.34          $(1.50)          $0.98
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.09)            $--          $(0.09)            $--             $--
  From net realized gain on investments and
  foreign currency transactions                         (2.13)             --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(2.22)            $--          $(0.09)            $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees addded to
paid-in capital (d)                                     $0.00(w)        $0.00(w)        $0.00(w)          $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $30.77          $24.05          $18.44          $13.19          $14.69
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              37.89           30.42           40.73          (10.35)           7.15
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   2.44            2.53            2.73            2.99            3.04
Expenses after expense reductions (f)                    2.44            2.53            2.63            2.79            2.84
Net investment income (loss)                             0.82            0.59            0.08            0.08           (0.05)
Portfolio turnover                                         58              73             116             214             189
Net assets at end of period (000 Omitted)             $52,604         $11,022          $7,013          $3,063          $5,213
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I
                                                                             YEARS ENDED 5/31
                                              -------------------------------------------------------------------------------
                                                     2006             2005             2004             2003             2002
Net asset value, beginning of period               $25.87           $19.72           $14.05           $15.50           $14.32
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.56            $0.37            $0.20            $0.25            $0.17
  Net realized and unrealized gain (loss)
  on investments and foreign currency                9.40             5.88             5.68            (1.70)            1.01
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $9.96            $6.25            $5.88           $(1.45)           $1.18
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.24)          $(0.10)          $(0.21)             $--              $--
  From net realized gain on investments and
  foreign currency transactions                     (2.13)              --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(2.37)          $(0.10)          $(0.21)             $--              $--
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees addded to
paid-in capital (d)                                 $0.00(w)         $0.00(w)         $0.00(w)           $--              $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $33.46           $25.87           $19.72           $14.05           $15.50
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                             39.25            31.74            42.04            (9.42)            8.24
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.43             1.53             1.73             1.99             2.04
Expenses after expense reductions (f)                1.43             1.53             1.63             1.79             1.84
Net investment income                                1.76             1.60             1.08             1.93             1.23
Portfolio turnover                                     58               73              116              214              189
Net assets at end of period (000 Omitted)         $96,643          $41,523          $18,821          $12,317           $2,590
-----------------------------------------------------------------------------------------------------------------------------

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Emerging Markets Equity Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non- hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund did not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund charges a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. Due to systems limitations associated with the transition from applying a 5 business day redemption fee to a 30 calendar day redemption fee, the fund did not impose redemption fees with respect to purchases made in March 2005 followed by redemptions made in April 2005. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund's prospectus for details. Any redemption fees are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended May 31, 2006, the fund's custodian fees were reduced by $21,165 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended May 31, 2006, the fund's custodian expenses were reduced by $6,670 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions declared to shareholders is as follows:

                                             MAY 31, 2006         MAY 31, 2005

Ordinary income (including any
short-term capital gains)                      $6,747,638             $201,869
Long-term capital gain                         12,922,294                   --
------------------------------------------------------------------------------
Total distributions                           $19,669,932             $201,869

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF MAY 31, 2006

          Cost of investments                           $347,597,015
          ----------------------------------------------------------
          Gross appreciation                             $80,777,315
          Gross depreciation                              (9,152,788)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $71,624,527
          Undistributed ordinary income                  $12,804,024
          Undistributed long-term capital gain             4,482,803
          Other temporary differences                       (261,569)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $500 million of average daily net assets        1.05%
          Average daily net assets in excess of $500 million    1.00%

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $135,881 for the year ended May 31, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                TOTAL      ANNUAL DISTRIBUTION
               DISTRIBUTION      SERVICE DISTRIBUTION   EFFECTIVE  AND SERVICE
                   FEE RATE     FEE RATE      PLAN(D)     RATE(E)          FEE

Class A               0.10%        0.25%        0.35%       0.35%     $478,826
Class B               0.75%        0.25%        1.00%       1.00%      553,268
Class C               0.75%        0.25%        1.00%       1.00%      289,687
------------------------------------------------------------------------------
Total Distribution and Service Fees                                 $1,321,781

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2006 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2006, were as follows:

                                                        AMOUNT
              Class A                                   $2,272
              Class B                                   48,528
              Class C                                   12,946

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2006, the fee was $289,305, which equated to 0.1008% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended May 31, 2006, these costs amounted to $105,738.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended May 31, 2006 was equivalent to an annual effective rate of 0.0154% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired Independent Trustees which resulted in a pension expense of $316. This amount is included in Independent trustees' compensation for the year ended May 31, 2006. The deferred liability for retirement benefits payable to certain retired Trustees amounted to $4,768 at May 31, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended May 31, 2006, the fee paid to Tarantino LLC was $1,941. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,556, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $332,851,248 and $159,311,113, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                  YEAR ENDED                         YEAR ENDED
                                                 MAY 31, 2006                       MAY 31, 2005
                                           SHARES           AMOUNT            SHARES             AMOUNT
Shares sold

  Class A                                  4,308,913      $137,635,130          1,987,083       $46,159,568
  Class B                                  1,312,258        39,903,454            584,095        13,170,880
  Class C                                  1,449,888        44,778,689            394,363         8,524,017
  Class I                                  1,637,468        54,666,622          1,024,538        23,723,200
-----------------------------------------------------------------------------------------------------------
                                           8,708,527      $276,983,895          3,990,079       $91,577,665

Shares issued to shareholders
in reinvestment of distributions

  Class A                                    295,253        $8,842,844              2,672           $61,743
  Class B                                    121,022         3,490,265                 --                --
  Class C                                     50,951         1,454,149                 --                --
  Class I                                    104,755         3,236,928              2,913            69,220
-----------------------------------------------------------------------------------------------------------
                                             571,981       $17,024,186              5,585          $130,963

Shares reacquired
  Class A                                 (1,732,010)     $(54,895,993)        (1,458,398)     $(32,765,395)
  Class B                                   (818,420)      (24,941,611)          (758,098)      (16,268,431)
  Class C                                   (249,585)       (7,701,997)          (316,447)       (6,512,766)
  Class I                                   (459,502)      (15,102,361)          (376,775)       (8,845,842)
-----------------------------------------------------------------------------------------------------------
                                          (3,259,517)    $(102,641,962)        (2,909,718)     $(64,392,434)

Net change
  Class A                                  2,872,156       $91,581,981            531,357       $13,455,916
  Class B                                    614,860        18,452,108           (174,003)       (3,097,551)
  Class C                                  1,251,254        38,530,841             77,916         2,011,251
  Class I                                  1,282,721        42,801,189            650,676        14,946,578
-----------------------------------------------------------------------------------------------------------
                                           6,020,991      $191,366,119          1,085,946       $27,316,194

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 14% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended May 31, 2006 was $2,235 and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the year ended May 31, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Trustees of MFS Series Trust X and Shareholders of MFS Emerging Markets Equity Fund:

We have audited the accompanying statement of assets and liabilities of MFS Emerging Markets Equity Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of May 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Emerging Markets Equity Fund at May 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
                                ERNST & YOUNG LLP
Boston, Massachusetts
July 24, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of July 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD   TRUSTEE/OFFICER           THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(H)             OTHER DIRECTORSHIPS(J)
-------------------             ----------------   ---------------        ----------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(k)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Secretary of Economic Affairs,
                                                                       The Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice Chairman
                                                                       (June 2000 to December 2001);
                                                                       Fidelity Management & Research
                                                                       Company (investment adviser),
                                                                       President (March 1997 to July 2001);
                                                                       Bell Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Medtronic, Inc. (medical technology),
                                                                       Director; Telesat (satellite
                                                                       communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Robert E. Butler(n)             Trustee            January 2006        Consultant - regulatory and
(born 11/29/41)                                                        compliance matters (since July
                                                                       2002); PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (November 2000 until June
                                                                       2002)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Senior Cardiac Surgeon, Chief of
                                                                       Cardiac Surgery (until 2005);
                                                                       Harvard Medical School, Professor
                                                                       of Surgery; Brigham and Women's
                                                                       Hospital Physicians' Organization,
                                                                       Chair (2000 to 2004)

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health care
                                                                       companies), Managing General Partner
                                                                       (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

Robert W. Uek                   Trustee            January 2006        Retired (since 1999);
(born 05/18/41)                                                        PricewaterhouseCoopers LLP
                                                                       (professional services firm), Partner
                                                                       (until 1999); Consultant to
                                                                       investment company industry (since
                                                                       2000); TT International Funds (mutual
                                                                       fund complex), Trustee (2000 until
                                                                       2005); Hillview Investment Trust II
                                                                       Funds (mutual fund complex), Trustee
                                                                       (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(k)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(k)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April 2003)

Ethan D. Corey(k)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December 2004)

David L. DiLorenzo(k)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (prior to
                                                                       June 2005)

Timothy M. Fagan(k)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(k)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian E. Langenfeld(k)          Assistant          May 2006            Massachusetts Financial Services
(born 03/07/73)                 Secretary and                          Company, Assistant Vice President
                                Assistant Clerk                        and Counsel (since May 2006); John
                                                                       Hancock Advisers, LLC, Assistant Vice
                                                                       President and Counsel (May 2005 to
                                                                       April 2006); John Hancock Advisers,
                                                                       LLC, Attorney and Assistant Secretary
                                                                       (prior to May 2005)

Ellen Moynihan(k)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Senior Vice President

Susan S. Newton(k)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(k)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant                              Clerk Counsel (since June 2004);
                                                                       Bingham McCutchen LLP (law firm),
                                                                       Associate (prior to June 2004)

Mark N. Polebaum(k)             Secretary and      January 2006        Massachusetts Financial Services
(born 05/01/52)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since January 2006); Wilmer
                                                                       Cutler Pickering Hale and Dorr LLP
                                                                       (law firm), Partner (prior to
                                                                       January 2006)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (prior to
                                                                       March 2003)

James O. Yost(k)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President
------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of
    $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2006, the Trustees served as board members of 98 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIAN
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                      225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                                     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                     Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741                      200 Clarendon Street, Boston, MA 02116

PORTFOLIO MANAGER
Nicholas Smithie

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $15,173,384 as capital gain dividends paid during the fiscal year.

Income derived from foreign sources was $7,368,178. The fund intends to pass through foreign tax credits of $714,141 for the fiscal year.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             FEM-ANN-07/06 28M

MFS(R) Mutual Funds

ANNUAL REPORT 5/31/06

MFS(R) CONSERVATIVE ALLOCATION FUND

MFS(R) MODERATE ALLOCATION FUND

MFS(R) GROWTH ALLOCATION FUND

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

A path for pursuing opportunity

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

[graphic omitted]

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

MFS(R) CONSERVATIVE ALLOCATION FUND

The fund seeks a high level of total return consistent with a conservative level of risk relative to the other MFS asset allocation funds.

MFS(R) MODERATE ALLOCATION FUND

The fund seeks a high level of total return consistent with a moderate level of risk relative to the other MFS asset allocation funds.

MFS(R) GROWTH ALLOCATION FUND

The fund seeks a high level of total return consistent with a greater than moderate level of risk relative to the other MFS asset allocation funds.

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

The fund seeks a high level of total return consistent with an aggressive level of risk relative to the other MFS asset allocation funds.

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                         TABLE OF CONTENTS
                         ----------------------------------------------------

                         LETTER FROM THE CEO                                1
                         ----------------------------------------------------
                         PORTFOLIO COMPOSITION                              2
                         ----------------------------------------------------
                         MANAGEMENT REVIEW                                  4
                         ----------------------------------------------------
                         PERFORMANCE SUMMARY                                6
                         ----------------------------------------------------
                         EXPENSE TABLES                                    15
                         ----------------------------------------------------
                         PORTFOLIO OF INVESTMENTS                          20
                         ----------------------------------------------------
                         FINANCIAL STATEMENTS                              22
                         ----------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS                     52
                         ----------------------------------------------------
                         REPORT OF INDEPENDENT REGISTERED
                         PUBLIC ACCOUNTING FIRM                            66
                         ----------------------------------------------------
                         TRUSTEES AND OFFICERS                             67
                         ----------------------------------------------------
                         BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     69
                         ----------------------------------------------------
                         PROXY VOTING POLICIES AND INFORMATION             69
                         ----------------------------------------------------
                         QUARTERLY PORTFOLIO DISCLOSURE                    69
                         ----------------------------------------------------
                         FEDERAL TAX INFORMATION                           69
                         ----------------------------------------------------
                         CONTACT INFORMATION                       BACK COVER

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 17, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS(R) CONSERVATIVE ALLOCATION FUND

PORTFOLIO TARGET ALLOCATION

              Bond Funds                                 50.0%
              U.S. Stock Funds                           35.0%
              Money Market Funds                         10.0%
              International Stock Funds                   5.0%

PORTFOLIO ACTUAL ALLOCATION

              Bond Funds                                 50.3%
              U.S. Stock Funds                           34.6%
              Money Market Funds                         10.1%
              International Stock Funds                   4.9%
              Cash & Other Net Assets                     0.1%

PORTFOLIO HOLDINGS

              MFS(R) Limited Maturity Fund               20.1%
              ------------------------------------------------
              MFS(R) Intermediate Investment
                Grade Bond Fund                          15.1%
              ------------------------------------------------
              MFS(R) Value Fund                          14.9%
              ------------------------------------------------
              MFS(R) Research Fund                       14.8%
              ------------------------------------------------
              MFS(R) Money Market Fund                   10.1%
              ------------------------------------------------
              MFS(R) Government Securities Fund          10.1%
              ------------------------------------------------
              MFS(R) Research Bond Fund                   5.0%
              ------------------------------------------------
              MFS(R) Research International Fund          4.9%
              ------------------------------------------------
              MFS(R) Strategic Growth Fund                4.9%
              ------------------------------------------------

MFS(R) MODERATE ALLOCATION FUND

PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           50.0%
              Bond Funds                                 35.0%
              International Stock Funds                  10.0%
              Money Market Funds                          5.0%

PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           49.0%
              Bond Funds                                 35.5%
              International Stock Funds                  10.2%
              Money Market Funds                          5.1%
              Cash & Other Net Assets                     0.2%

PORTFOLIO HOLDINGS

              MFS(R) Value Fund                          15.0%
              ------------------------------------------------
              MFS(R) Research Fund                       14.7%
              ------------------------------------------------
              MFS(R) Research International Fund         10.2%
              ------------------------------------------------
              MFS(R) Intermediate Investment
                Grade Bond Fund                          10.2%
              ------------------------------------------------
              MFS(R) Government Securities Fund          10.2%
              ------------------------------------------------
              MFS(R) Research Bond Fund                  10.1%
              ------------------------------------------------
              MFS(R) Strategic Growth Fund                9.6%
              ------------------------------------------------
              MFS(R) Money Market Fund                    5.1%
              ------------------------------------------------
              MFS(R) High Income Fund                     5.0%
              ------------------------------------------------
              MFS(R) Mid Cap Value Fund                   4.9%
              ------------------------------------------------
              MFS(R) Mid Cap Growth Fund                  4.8%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/06.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION

MFS(R) GROWTH ALLOCATION FUND

PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           60.0%
              Bond Funds                                 20.0%
              International Stock Funds                  20.0%

PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           59.5%
              Bond Funds                                 20.6%
              International Stock Funds                  19.9%

              PORTFOLIO HOLDINGS

              MFS(R) Value Fund                          15.1%
              ------------------------------------------------
              MFS(R) Research International Fund         14.9%
              ------------------------------------------------
              MFS(R) Strategic Growth Fund               14.7%
              ------------------------------------------------
              MFS(R) Research Bond Fund                  10.3%
              ------------------------------------------------
              MFS(R) Mid Cap Value Fund                  10.0%
              ------------------------------------------------
              MFS(R) Research Fund                        9.9%
              ------------------------------------------------
              MFS(R) Mid Cap Growth Fund                  9.8%
              ------------------------------------------------
              MFS(R) Government Securities Fund           5.2%
              ------------------------------------------------
              MFS(R) High Income Fund                     5.1%
              ------------------------------------------------
              MFS(R) International New Discovery Fund     5.0%
              ------------------------------------------------

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           80.0%
              International Stock Funds                  20.0%

PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           79.9%
              International Stock Funds                  20.0%
              Cash & Other Net Assets                     0.1%

              PORTFOLIO HOLDINGS

              MFS(R) Strategic Growth Fund               19.8%
              ------------------------------------------------
              MFS(R) Value Fund                          15.2%
              ------------------------------------------------
              MFS(R) Mid Cap Value Fund                  15.1%
              ------------------------------------------------
              MFS(R) Mid Cap Growth Fund                 14.9%
              ------------------------------------------------
              MFS(R) Research Fund                       10.0%
              ------------------------------------------------
              MFS(R) Research International Fund         10.0%
              ------------------------------------------------
              MFS(R) International New Discovery Fund    10.0%
              ------------------------------------------------
              MFS(R) New Discovery Fund                   4.9%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/06.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

MFS CONSERVATIVE ALLOCATION FUND

SUMMARY OF RESULTS

For the twelve months ended May 31, 2006, Class A shares of the MFS Conservative Allocation Fund provided a total return of 5.20%, at net asset value. In comparison, the fund's benchmark, the Lehman Brothers U.S. Aggregate Bond Index, returned -0.47%. The fund's blended benchmark (MFS Conservative Allocation Fund Custom Blend), which is comprised of 35% Standard & Poor's 500 Stock Index (the S&P 500), 5% MSCI EAFE Index, 50% Lehman Brothers U.S. Aggregate Bond Index, and 10% Lehman Brothers Three-Month Treasury Bill Index, returned 4.50%.

CONTRIBUTORS TO PERFORMANCE

Over the reporting period, the major contributors to performance relative to the blended benchmark were the fund's investments in several domestic and international large capitalization funds. Our holdings in the MFS Research International Fund, which comprised about 5% of the fund at period end, was the top contributor to relative returns. Investments in the MFS Value Fund and MFS Research Fund also led to positive relative performance.

DETRACTORS FROM PERFORMANCE

When compared with our blended benchmark, our holdings in fixed income funds hurt. Bond and cash markets underperformed the sizable returns from equities over the reporting period. The MFS Intermediate Investment Grade Bond Fund, MFS Government Securities Fund, MFS Limited Maturity Fund, MFS Research Bond Fund, and MFS Money Market Fund were detractors from relative returns. Our position in the MFS Strategic Growth Fund also detracted as it underperformed the broad equity market.

MFS MODERATE ALLOCATION FUND

SUMMARY OF RESULTS

For the twelve months ended May 31, 2006, Class A shares of the MFS Moderate Allocation Fund provided a total return of 7.50%, at net asset value. In comparison, the fund's benchmark, the Standard & Poor's 500 Stock Index (the S&P 500), returned 8.64%. The fund's blended benchmark (MFS Moderate Allocation Fund Custom Blend), which is comprised of 50% S&P 500 Index, 10% MSCI EAFE Index, 35% Lehman Brothers U.S. Aggregate Bond Index, and 5% Lehman Brothers Three-Month Treasury Bill Index, returned 7.04%.

DETRACTORS FROM PERFORMANCE

With the exception of the MFS High Income Fund, our allocations to fixed income funds hurt performance when compared to our blended benchmark. Bond and cash markets underperformed the sizable returns from equities over the reporting period. The MFS Government Securities Fund, MFS Research Bond Fund, MFS Intermediate Investment Grade Bond Fund, and MFS Money Market Fund were detractors from relative returns. Our position in the MFS Strategic Growth Fund also detracted as it underperformed the broad equity market.

CONTRIBUTORS TO PERFORMANCE

Over the reporting period, the major contributors to performance relative to the blended benchmark included the fund's investments in several domestic and international large and mid capitalization funds. Our holdings in the MFS Research International Fund, which comprised about 10% of the fund at period end, was the most significant contributor to relative returns. The MFS Value Fund, MFS Research Fund, and MFS Mid Cap Value Fund also generated positive relative performance.

MFS GROWTH ALLOCATION FUND

SUMMARY OF RESULTS

For the twelve months ended May 31, 2006, Class A shares of the MFS Growth Allocation Fund provided a total return of 11.13%, at net asset value. In comparison, the fund's benchmark, the Standard & Poor's 500 Stock Index (the S&P 500), returned 8.64%. The fund's blended benchmark (MFS Growth Allocation Fund Custom Blend), which is comprised of 60% S&P 500 Index, 20% MSCI EAFE Index, and 20% Lehman Brothers U.S. Aggregate Bond Index, returned 10.57%.

CONTRIBUTORS TO PERFORMANCE

Over the reporting period, the major contributors to performance relative to the blended benchmark included the fund's investments in large and mid capitalization international funds. Our holdings in the MFS Research International Fund and MFS International New Discovery Fund, which were about 15% and 5% of the fund at period end, respectively, were the most significant contributors to relative returns. Other investments that aided results included the MFS Mid Cap Value Fund and MFS Value Fund.

DETRACTORS FROM PERFORMANCE

Our investments in fixed income funds and growth-oriented domestic equity funds hurt performance when compared to our blended benchmark. Bond and cash markets underperformed the sizable returns from equities over the reporting period. Bond investments that detracted from relative performance included the MFS Research Bond Fund, MFS Government Securities Fund, and MFS High Income Fund. The MFS Research Fund, MFS Strategic Growth Fund, and MFS Mid Cap Growth Fund also held back relative returns as all three funds underperformed the blended benchmark.

MFS AGGRESSIVE GROWTH ALLOCATION FUND

SUMMARY OF RESULTS

For the twelve months ended May 31, 2006, Class A shares of the MFS Aggressive Growth Allocation Fund provided a total return of 12.94%, at net asset value. In comparison, the fund's benchmark, the Standard & Poor's 500 Stock Index (the S&P 500), returned 8.64%. The fund's blended benchmark (MFS Aggressive Growth Allocation Fund Custom Blend), which is comprised of 80% S&P 500 Index and 20% MSCI EAFE Index, returned 12.46%.

CONTRIBUTORS TO PERFORMANCE

Over the reporting period, the major contributors to performance relative to the blended benchmark included the fund's investments in international funds, domestic small capitalization, and domestic value funds. The MFS Research International Fund and MFS International New Discovery Fund led the way with exceptionally strong performance compared with the blended benchmark. The MFS New Discovery and MFS Mid Cap Value Fund, also bolstered relative returns.

DETRACTORS FROM PERFORMANCE

The primary detractor from performance relative to the blended benchmark was our investments in growth-oriented funds. The MFS Strategic Growth Fund and MFS Mid Cap Growth Fund both held back relative performance. Our holdings in the MFS Research Fund also hurt as it too underperformed the blended benchmark.

Respectfully,

Joseph C. Flaherty, Jr.
Portfolio Manager
On behalf of the MFS Quantitative Research Group

The MFS Quantitative Research Group is responsible for the overall management of the portfolios.

The views expressed in this report are those of the portfolio management team only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

It is not possible to invest directly in an index.

The portfolios are actively managed, and current holdings may be different.

PERFORMANCE SUMMARY THROUGH 5/31/06

The following charts illustrate the historical performance of the fund's Class A shares in comparison to its benchmarks. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES CALL 1-800-343-2829.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 MFS(R) CONSERVATIVE ALLOCATION FUND

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2006.)

           MFS Conservative          MFS Conservative           Lehman Brothers
          Allocation Fund --          Allocation Fund           U.S. Aggregate
                Class A                Custom Blend               Bond Index

6/02         $  9,425                   $10,000                    $10,000
5/03            9,755                    10,520                     11,057
5/04           10,423                    11,319                     11,009
5/05           11,135                    12,145                     11,760
5/06           11,714                    12,693                     11,704

TOTAL RETURNS THROUGH 5/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class      Class inception date         1-yr        Life (t)
--------------------------------------------------------------------
        A                 6/28/02                5.20%         5.69%
--------------------------------------------------------------------
        B                 6/28/02                4.49%         5.01%
--------------------------------------------------------------------
        C                 6/28/02                4.54%         5.04%
--------------------------------------------------------------------
        I                 6/28/02                5.51%         6.07%
--------------------------------------------------------------------
        R                12/31/02                5.04%         5.52%
--------------------------------------------------------------------
       R1                 4/01/05                4.49%         4.99%
--------------------------------------------------------------------
       R2                 4/01/05                4.77%         5.08%
--------------------------------------------------------------------
       R3                10/31/03                4.82%         5.20%
--------------------------------------------------------------------
       R4                 4/01/05                5.18%         5.69%
--------------------------------------------------------------------
       R5                 4/01/05                5.55%         5.78%
--------------------------------------------------------------------
      529A                7/31/02                4.95%         5.45%
--------------------------------------------------------------------
      529B                7/31/02                4.25%         4.75%
--------------------------------------------------------------------
      529C                7/31/02                4.29%         4.78%
--------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
--------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond
Index (f)                                       -0.47%         4.08%
--------------------------------------------------------------------
MFS Conservative Allocation Fund Custom
Blend (f)(w)                                     4.50%         6.24%
--------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

Share class                                      1-yr        Life (t)
--------------------------------------------------------------------
        A                                       -0.85%         4.11%
With Initial Sales Charge (5.75%)
--------------------------------------------------------------------
        B                                        0.49%         4.34%
With CDSC (Declining over six years
from 4% to 0%) (x)
--------------------------------------------------------------------
        C                                        3.54%         5.04%
With CDSC (1% for 12 months) (x)
--------------------------------------------------------------------
      529A                                      -1.08%         5.45%
With Initial Sales Charge (5.75%)
--------------------------------------------------------------------
      529B                                       0.25%         4.08%
With CDSC (Declining over six years
from 4% to 0%) (x)
--------------------------------------------------------------------
      529C                                       3.29%         4.78%
With CDSC (1% for 12 months) (x)
--------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.
CDSC -- Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems, Inc.
(t) For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.
(w) Comprised of the following indices: Standard & Poor's 500 Stock Index (35%), MSCI EAFE (Europe, Australasia, Far East) Index (5%), Lehman Brothers U.S. Aggregate Bond Index (50%), Lehman Brothers Three-Month Treasury Bill Index (10%).
(x) Assuming redemption at the end of the applicable period.

PERFORMANCE SUMMARY THROUGH 5/31/06              MFS(R) MODERATE ALLOCATION FUND

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2006.)

              MFS Moderate                                      MFS Moderate
           Allocation Fund --         Standard & Poor's       Allocation Fund
               Class A                500 Stock Index           Custom Blend

6/02           $ 9,425                    $10,000                $10,000
5/03             9,745                      9,891                 10,312
5/04            10,909                     11,703                 11,545
5/05            11,839                     12,668                 12,489
5/06            12,727                     13,762                 13,370

TOTAL RETURNS THROUGH 5/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date       1-yr        Life (t)
--------------------------------------------------------------------
        A                 6/28/02                7.50%         7.95%
--------------------------------------------------------------------
        B                 6/28/02                6.85%         7.30%
--------------------------------------------------------------------
        C                 6/28/02                6.90%         7.31%
--------------------------------------------------------------------
        I                 6/28/02                7.95%         8.39%
--------------------------------------------------------------------
        R                12/31/02                7.33%         7.78%
--------------------------------------------------------------------
       R1                 4/01/05                6.84%         7.28%
--------------------------------------------------------------------
       R2                 4/01/05                7.15%         7.38%
--------------------------------------------------------------------
       R3                10/31/03                7.28%         7.52%
--------------------------------------------------------------------
       R4                 4/01/05                7.59%         7.95%
--------------------------------------------------------------------
       R5                 4/01/05                7.76%         8.02%
--------------------------------------------------------------------
      529A                7/31/02                7.32%         7.71%
--------------------------------------------------------------------
      529B                7/31/02                6.63%         7.06%
--------------------------------------------------------------------
      529C                7/31/02                6.63%         7.07%
--------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
--------------------------------------------------------------------
Standard & Poor's 500 Stock Index (f)            8.64%         8.44%
--------------------------------------------------------------------
MFS Moderate Allocation Fund Custom
Blend (f)(w)                                     7.04%         7.65%
--------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

Share class                                      1-yr        Life (t)
--------------------------------------------------------------------
        A                                        1.32%         6.34%
With Initial Sales Charge (5.75%)
--------------------------------------------------------------------
        B                                        2.85%         6.67%
With CDSC (Declining over six years
from 4% to 0%) (x)
--------------------------------------------------------------------
        C                                        5.90%         7.31%
With CDSC (1% for 12 months) (x)
--------------------------------------------------------------------
      529A                                       1.15%         7.71%
With Initial Sales Charge (5.75%)
--------------------------------------------------------------------
      529B                                       2.63%         6.43%
With CDSC (Declining over six years
from 4% to 0%) (x)
--------------------------------------------------------------------
      529C                                       5.63%         7.07%
With CDSC (1% for 12 months) (x)
--------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC -- Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems, Inc.
(t) For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.
(w) Comprised of the following indices: Standard & Poor's 500 Stock Index (50%), MSCI EAFE (Europe, Australasia, Far East) Index (10%), Lehman Brothers U.S. Aggregate Bond Index (35%), Lehman Brothers Three-Month Treasury Bill Index (5%).
(x) Assuming redemption at the end of the applicable period.

PERFORMANCE SUMMARY THROUGH 5/31/06               MFS(R) GROWTH ALLOCATION FUND

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2006.)


                    MFS Growth              MFS Growth
                Allocation Fund --        Allocation Fund      Standard & Poor's
                    Class A                Custom Blend         500 Stock Index

6/02               $ 9,425                 $10,000                 $10,000
5/03                 9,585                  10,068                   9,891
5/04                11,331                  11,797                  11,703
5/05                12,397                  12,904                  12,668
5/06                13,777                  14,270                  13,762

TOTAL RETURNS THROUGH 5/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date       1-yr        Life (t)
--------------------------------------------------------------------
        A                 6/28/02               11.13%        10.15%
--------------------------------------------------------------------
        B                 6/28/02               10.40%         9.42%
--------------------------------------------------------------------
        C                 6/28/02               10.44%         9.42%
--------------------------------------------------------------------
        I                 6/28/02               11.56%        10.53%
--------------------------------------------------------------------
        R                12/31/02               10.94%        10.05%
--------------------------------------------------------------------
       R1                 4/01/05               10.37%         9.40%
--------------------------------------------------------------------
       R2                 4/01/05               10.65%         9.49%
--------------------------------------------------------------------
       R3                10/31/03               10.81%         9.61%
--------------------------------------------------------------------
       R4                 4/01/05               11.04%        10.13%
--------------------------------------------------------------------
       R5                 4/01/05               11.45%        10.26%
--------------------------------------------------------------------
      529A                7/31/02               10.80%         9.88%
--------------------------------------------------------------------
      529B                7/31/02               10.15%         9.11%
--------------------------------------------------------------------
      529C                7/31/02               10.20%         9.15%
--------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
--------------------------------------------------------------------
Standard & Poor's 500 Stock Index (f)            8.64%         8.44%
--------------------------------------------------------------------
MFS Growth Allocation Fund Custom
Blend (f)(w)                                    10.57%         9.45%
--------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

Share class                                   1-yr        Life (t)
--------------------------------------------------------------------
        A                                        4.74%         8.50%
With Initial Sales Charge (5.75%)
--------------------------------------------------------------------
        B                                        6.40%         8.83%
With CDSC (Declining over six years
from 4% to 0%) (x)
--------------------------------------------------------------------
        C                                        9.44%         9.42%
With CDSC (1% for 12 months) (x)
--------------------------------------------------------------------
      529A                                       4.43%         9.88%
With Initial Sales Charge (5.75%)
--------------------------------------------------------------------
      529B                                       6.15%         8.51%
With CDSC (Declining over six years
from 4% to 0%) (x)
--------------------------------------------------------------------
      529C                                       9.20%         9.15%
With CDSC (1% for 12 months) (x)
--------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.
CDSC -- Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems, Inc.
(t) For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.
(w) Comprised of the following indices: Standard & Poor's 500 Stock Index (60%), MSCI EAFE (Europe, Australasia, Far East) Index (20%), Lehman Brothers U.S. Aggregate Bond Index (20%).
(x) Assuming redemption at the end of the applicable period.

PERFORMANCE SUMMARY THROUGH 5/31/06     MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2006.)

          MFS Aggressive Growth       MFS Aggressive Growth
           Allocation Fund --            Allocation Fund     Standard & Poor's
               Class A                    Custom Blend         500 Stock Index

6/02         $ 9,425                       $10,000               $10,000
5/03           9,302                         9,811                 9,891
5/04          11,423                        11,892                11,703
5/05          12,449                        13,036                12,668
5/06          14,060                        14,664                13,762

TOTAL RETURNS THROUGH 5/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date       1-yr        Life (t)
--------------------------------------------------------------------
        A                 6/28/02               12.94%        10.73%
--------------------------------------------------------------------
        B                 6/28/02               12.21%        10.08%
--------------------------------------------------------------------
        C                 6/28/02               12.20%        10.05%
--------------------------------------------------------------------
        I                 6/28/02               13.27%        11.13%
--------------------------------------------------------------------
        R                12/31/02               12.71%        10.60%
--------------------------------------------------------------------
       R1                 4/01/05               12.03%        10.04%
--------------------------------------------------------------------
       R2                 4/01/05               12.42%        10.16%
--------------------------------------------------------------------
       R3                10/31/03               12.52%        10.28%
--------------------------------------------------------------------
       R4                 4/01/05               12.82%        10.69%
--------------------------------------------------------------------
       R5                 4/01/05               13.23%        10.80%
--------------------------------------------------------------------
      529A                7/31/02               12.66%        10.52%
--------------------------------------------------------------------
      529B                7/31/02               11.82%         9.72%
--------------------------------------------------------------------
      529C                7/31/02               11.94%         9.79%
--------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
--------------------------------------------------------------------
Standard & Poor's 500 Stock Index (f)            8.64%         8.44%
--------------------------------------------------------------------
MFS Aggressive Growth Allocation Fund
Custom Blend (f)(w)                             12.46%        10.21%
--------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

Share class                                      1-yr        Life (t)
--------------------------------------------------------------------
        A                                        6.45%         9.07%
With Initial Sales Charge (5.75%)
--------------------------------------------------------------------
        B                                        8.21%         9.50%
With CDSC (Declining over six years
from 4% to 0%) (x)
--------------------------------------------------------------------
        C                                       11.20%        10.05%
With CDSC (1% for 12 months) (x)
--------------------------------------------------------------------
      529A                                       6.18%        10.52%
With Initial Sales Charge (5.75%)
--------------------------------------------------------------------
      529B                                       7.82%         9.13%
With CDSC (Declining over six years
from 4% to 0%) (x)
--------------------------------------------------------------------
      529C                                      10.94%         9.79%
With CDSC (1% for 12 months) (x)
--------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.
CDSC -- Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems, Inc.
(t) For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.
(w) Comprised of the following indices: Standard & Poor's 500 Stock Index (80%), MSCI EAFE (Europe, Australasia, Far East) Index (20%).
(x) Assuming redemption at the end of the applicable period.

NOTES TO PERFORMANCE SUMMARY

INDEX DEFINITIONS

Lehman Brothers Three-Month Treasury Bill Index - derived from secondary market Treasury bill rates published by the Federal Reserve Bank.

Lehman Brothers U.S. Aggregate Bond Index - measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index - a market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

Standard & Poor's 500 Stock Index - a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class R shares are available only to existing Class R shareholders. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans.

Performance for Class R, R4, R5 and 529A shares includes the performance of each fund's Class A shares for periods prior to their offering. Performance for Class R1, R2, R3 and 529B shares includes the performance of each fund's Class B shares for periods prior to their offering. Performance for Class 529C shares includes the performance of each fund's Class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Each fund is a "Fund of Funds," meaning that each fund seeks to achieve its objective by investing the majority of its assets in other MFS mutual funds, referred to as underlying funds. The risks listed below are associated with the underlying funds.

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolios equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. The portfolios yield and share prices change daily based on the credit quality of their investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities. Derivatives involve risks different from, and greater than, those of the underlying indicator's in whose value the derivative is based. The value of the derivative can move in unexpected ways and result in unanticipated losses and increased volatility if the value of the underlying indicator(s) does not move in the direction or the extent anticipated. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. When you sell your shares, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risk considerations.

EXPENSE TABLES

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, DECEMBER 1, 2005 THROUGH MAY 31, 2006.

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2005 through May 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expense and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

MFS(R) CONSERVATIVE ALLOCATION FUND


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    12/01/05-
Class                       Ratio      12/01/05        5/31/06         5/31/06
--------------------------------------------------------------------------------
        Actual              0.45%     $1,000.00       $1,021.60         $2.27
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.45%     $1,000.00       $1,022.69         $2.27
--------------------------------------------------------------------------------
        Actual              1.11%     $1,000.00       $1,017.00         $5.58
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.11%     $1,000.00       $1,019.40         $5.59
--------------------------------------------------------------------------------
        Actual              1.11%     $1,000.00       $1,018.40         $5.59
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.11%     $1,000.00       $1,019.40         $5.59
--------------------------------------------------------------------------------
        Actual              0.10%     $1,000.00       $1,022.20         $0.50
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.10%     $1,000.00       $1,024.43         $0.50
--------------------------------------------------------------------------------
        Actual              0.60%     $1,000.00       $1,019.80         $3.02
  R     ------------------------------------------------------------------------
        Hypothetical (h)    0.60%     $1,000.00       $1,021.94         $3.02
--------------------------------------------------------------------------------
        Actual              1.20%     $1,000.00       $1,017.00         $6.03
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.20%     $1,000.00       $1,018.95         $6.04
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00       $1,018.80         $4.28
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00       $1,020.69         $4.28
--------------------------------------------------------------------------------
        Actual              0.74%     $1,000.00       $1,018.50         $3.72
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.74%     $1,000.00       $1,021.24         $3.73
--------------------------------------------------------------------------------
        Actual              0.50%     $1,000.00       $1,021.40         $2.52
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.50%     $1,000.00       $1,022.44         $2.52
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00       $1,022.30         $1.01
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00       $1,023.93         $1.01
--------------------------------------------------------------------------------
        Actual              0.70%     $1,000.00       $1,019.10         $3.52
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    0.70%     $1,000.00       $1,021.44         $3.53
--------------------------------------------------------------------------------
        Actual              1.36%     $1,000.00       $1,016.40         $6.84
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    1.36%     $1,000.00       $1,018.15         $6.84
--------------------------------------------------------------------------------
        Actual              1.36%     $1,000.00       $1,016.70         $6.84
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    1.36%     $1,000.00       $1,018.15         $6.84
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

MFS(R) MODERATE ALLOCATION FUND

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    12/01/05-
Class                       Ratio      12/01/05        5/31/06         5/31/06
--------------------------------------------------------------------------------
        Actual              0.45%     $1,000.00       $1,026.20          $2.27
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.45%     $1,000.00       $1,022.69          $2.27
--------------------------------------------------------------------------------
        Actual              1.11%     $1,000.00       $1,022.90          $5.60
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.11%     $1,000.00       $1,019.40          $5.59
--------------------------------------------------------------------------------
        Actual              1.11%     $1,000.00       $1,023.30          $5.60
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.11%     $1,000.00       $1,019.40          $5.59
--------------------------------------------------------------------------------
        Actual              0.10%     $1,000.00       $1,027.70          $0.51
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.10%     $1,000.00       $1,024.43          $0.50
--------------------------------------------------------------------------------
        Actual              0.60%     $1,000.00       $1,025.30          $3.03
  R     ------------------------------------------------------------------------
        Hypothetical (h)    0.60%     $1,000.00       $1,021.94          $3.02
--------------------------------------------------------------------------------
        Actual              1.20%     $1,000.00       $1,022.80          $6.05
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.20%     $1,000.00       $1,018.95          $6.04
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00       $1,024.10          $4.29
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00       $1,020.69          $4.28
--------------------------------------------------------------------------------
        Actual              0.75%     $1,000.00       $1,025.40          $3.79
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.75%     $1,000.00       $1,021.19          $3.78
--------------------------------------------------------------------------------
        Actual              0.51%     $1,000.00       $1,026.30          $2.58
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.51%     $1,000.00       $1,022.39          $2.57
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00       $1,027.10          $1.01
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00       $1,023.93          $1.01
--------------------------------------------------------------------------------
        Actual              0.70%     $1,000.00       $1,025.10          $3.53
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    0.70%     $1,000.00       $1,021.44          $3.53
--------------------------------------------------------------------------------
        Actual              1.36%     $1,000.00       $1,021.40          $6.85
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    1.36%     $1,000.00       $1,018.15          $6.84
--------------------------------------------------------------------------------
        Actual              1.36%     $1,000.00       $1,021.40          $6.85
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    1.36%     $1,000.00       $1,018.15          $6.84
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

MFS(R) GROWTH ALLOCATION FUND


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    12/01/05-
Class                       Ratio      12/01/05        5/31/06         5/31/06
--------------------------------------------------------------------------------
        Actual              0.45%     $1,000.00      $1,038.60          $2.29
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.45%     $1,000.00      $1,022.69          $2.27
--------------------------------------------------------------------------------
        Actual              1.11%     $1,000.00      $1,035.60          $5.63
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.11%     $1,000.00      $1,019.40          $5.59
--------------------------------------------------------------------------------
        Actual              1.11%     $1,000.00      $1,035.90          $5.63
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.11%     $1,000.00      $1,019.40          $5.59
--------------------------------------------------------------------------------
        Actual              0.10%     $1,000.00      $1,040.80          $0.51
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.10%     $1,000.00      $1,024.43          $0.50
--------------------------------------------------------------------------------
        Actual              0.60%     $1,000.00      $1,038.30          $3.05
  R     ------------------------------------------------------------------------
        Hypothetical (h)    0.60%     $1,000.00      $1,021.94          $3.02
--------------------------------------------------------------------------------
        Actual              1.21%     $1,000.00      $1,035.30          $6.14
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.21%     $1,000.00      $1,018.90          $6.09
--------------------------------------------------------------------------------
        Actual              0.86%     $1,000.00      $1,037.20          $4.37
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.86%     $1,000.00      $1,020.64          $4.33
--------------------------------------------------------------------------------
        Actual              0.76%     $1,000.00      $1,037.40          $3.86
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.76%     $1,000.00      $1,021.14          $3.83
--------------------------------------------------------------------------------
        Actual              0.51%     $1,000.00      $1,038.50          $2.59
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.51%     $1,000.00      $1,022.39          $2.57
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00      $1,041.00          $1.02
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00      $1,023.93          $1.01
--------------------------------------------------------------------------------
        Actual              0.70%     $1,000.00      $1,037.60          $3.56
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    0.70%     $1,000.00      $1,021.44          $3.53
--------------------------------------------------------------------------------
        Actual              1.36%     $1,000.00      $1,034.40          $6.90
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    1.36%     $1,000.00      $1,018.15          $6.84
--------------------------------------------------------------------------------
        Actual              1.36%     $1,000.00      $1,034.90          $6.90
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    1.36%     $1,000.00      $1,018.15          $6.84
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    12/01/05-
Class                       Ratio      12/01/05        5/31/06         5/31/06
--------------------------------------------------------------------------------
        Actual              0.45%     $1,000.00       $1,038.80         $2.29
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.45%     $1,000.00       $1,022.69         $2.27
--------------------------------------------------------------------------------
        Actual              1.11%     $1,000.00       $1,035.50         $5.63
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.11%     $1,000.00       $1,019.40         $5.59
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,035.40         $5.58
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.45         $5.54
--------------------------------------------------------------------------------
        Actual              0.11%     $1,000.00       $1,040.40         $0.56
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.11%     $1,000.00       $1,024.38         $0.56
--------------------------------------------------------------------------------
        Actual              0.60%     $1,000.00       $1,038.00         $3.05
  R     ------------------------------------------------------------------------
        Hypothetical (h)    0.60%     $1,000.00       $1,021.94         $3.02
--------------------------------------------------------------------------------
        Actual              1.21%     $1,000.00       $1,034.60         $6.14
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.21%     $1,000.00       $1,018.90         $6.09
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00       $1,036.80         $4.32
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00       $1,020.69         $4.28
--------------------------------------------------------------------------------
        Actual              0.76%     $1,000.00       $1,037.30         $3.86
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.76%     $1,000.00       $1,021.14         $3.83
--------------------------------------------------------------------------------
        Actual              0.50%     $1,000.00       $1,038.40         $2.54
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.50%     $1,000.00       $1,022.44         $2.52
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00       $1,040.00         $1.02
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00       $1,023.93         $1.01
--------------------------------------------------------------------------------
        Actual              0.70%     $1,000.00       $1,037.40         $3.56
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    0.70%     $1,000.00       $1,021.44         $3.53
--------------------------------------------------------------------------------
        Actual              1.36%     $1,000.00       $1,033.60         $6.90
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    1.36%     $1,000.00       $1,018.15         $6.84
--------------------------------------------------------------------------------
        Actual              1.36%     $1,000.00       $1,034.00         $6.90
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    1.36%     $1,000.00       $1,018.15         $6.84
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 5/31/06           MFS(R) CONSERVATIVE ALLOCATION FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Mutual Funds - 99.9%
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                             SHARES/PAR         VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                                                            6,846,207      $ 63,327,417
MFS Intermediate Investment Grade Bond Fund - Class I (h)                                           9,777,999        94,944,369
MFS Limited Maturity Fund - Class I (h)                                                            19,956,175       126,522,150
MFS Money Market Fund (h)                                                                          63,377,557        63,377,557
MFS Research Bond Fund - Class I                                                                    3,223,226        31,619,849
MFS Research Fund - Class I                                                                         4,245,178        93,309,027
MFS Research International Fund - Class I                                                           1,627,071        30,979,426
MFS Strategic Growth Fund - Class I (n)                                                             1,619,029        30,891,085
MFS Value Fund - Class I                                                                            3,821,835        93,902,496
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS (IDENTIFIED COST, $586,647,047)                                                               $628,873,376
-------------------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.1%
-------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.07%, due 6/01/06, at Amortized Cost (y)                      $    384,000      $    384,000
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $587,031,047)                                                                $629,257,376
-------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0%                                                                                     (85,724)
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $629,171,652
-------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS - 5/31/06           MFS(R) MODERATE ALLOCATION FUND

Mutual Funds - 99.8%
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES/PAR        VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I (h)                                                        21,387,818     $197,837,317
MFS High Income Fund - Class I (h)                                                                  25,988,833       98,757,567
MFS Intermediate Investment Grade Bond Fund - Class I (h)                                           20,378,394      197,874,210
MFS Mid Cap Growth Fund - Class I (h)(n)                                                            10,163,212       93,095,026
MFS Mid Cap Value Fund - Class I (h)                                                                 7,059,395       96,290,151
MFS Money Market Fund (h)                                                                           99,087,090       99,087,090
MFS Research Bond Fund - Class I (h)                                                                20,143,509      197,607,823
MFS Research Fund - Class I (h)                                                                     13,020,115      286,182,128
MFS Research International Fund - Class I (h)                                                       10,397,139      197,961,519
MFS Strategic Growth Fund - Class I (h)(n)                                                           9,785,069      186,699,124
MFS Value Fund - Class I                                                                            11,878,023      291,843,019
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS (IDENTIFIED COST, $1,751,650,683)                                                           $1,943,234,974
-------------------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.2%
-------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.07%, due 6/01/06, at Amortized Cost (y)                         $2,853,000       $2,853,000
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $1,754,503,683)                                                            $1,946,087,974
-------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0%                                                                                     672,722
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                            $1,946,760,696
-------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS - 5/31/06           MFS(R) GROWTH ALLOCATION FUND

Mutual Funds - 100.0%
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES/PAR        VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I (h)                                                        12,239,670     $113,216,950
MFS High Income Fund - Class I (h)                                                                  29,682,341      112,792,897
MFS International New Discovery Fund - Class I                                                       4,122,096      109,647,741
MFS Mid Cap Growth Fund - Class I (h)(n)                                                            23,337,506      213,771,554
MFS Mid Cap Value Fund - Class I (h)                                                                16,054,637      218,985,251
MFS Research Bond Fund - Class I (h)                                                                23,045,984      226,081,102
MFS Research Fund - Class I (h)                                                                      9,881,550      217,196,467
MFS Research International Fund - Class I (h)                                                       17,132,862      326,209,692
MFS Strategic Growth Fund - Class I (h)(n)                                                          16,849,073      321,480,319
MFS Value Fund - Class I                                                                            13,444,767      330,337,936
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS (IDENTIFIED COST, $1,929,869,196)                                                           $2,189,719,909
-------------------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.0%
-------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.07%, due 6/01/06, at Amortized Cost and Value (y)                 $702,000         $702,000
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $1,930,571,196)                                                            $2,190,421,909
-------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0%                                                                                     359,354
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                            $2,190,781,263
-------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS - 5/31/06           MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

Mutual Funds - 99.9%
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES/PAR        VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                       3,801,540     $101,120,970
MFS Mid Cap Growth Fund - Class I (h)(n)                                                            16,457,955      150,754,866
MFS Mid Cap Value Fund - Class I (h)                                                                11,236,253      153,262,486
MFS New Discovery Fund - Class I (h)(n)                                                              2,743,610       50,208,070
MFS Research Fund - Class I                                                                          4,607,145      101,265,049
MFS Research International Fund - Class I                                                            5,317,764      101,250,233
MFS Strategic Growth Fund - Class I (h)(n)                                                          10,539,823      201,099,832
MFS Value Fund - Class I                                                                             6,295,995      154,692,604
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS (IDENTIFIED COST, $868,727,348)                                                             $1,013,654,110
-------------------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.2%
-------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.07%, due 6/01/06, at Amortized Cost and Value (y)               $2,214,000       $2,214,000
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $870,941,348)                                                              $1,015,868,110
-------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.1)%                                                                              (1,278,359)
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                            $1,014,589,751
-------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO FOOTNOTES:
(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      STATEMENTS OF ASSETS AND LIABILITIES

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.
                                                                                      MFS
                                                                    MFS          MODERATE               MFS                  MFS
                                                           CONSERVATIVE        ALLOCATION            GROWTH    AGGRESSIVE GROWTH
AT 5/31/06                                              ALLOCATION FUND              FUND   ALLOCATION FUND      ALLOCATION FUND
ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Investments --
  Unaffiliated issuers (identified cost, $290,396,516,
    $238,622,542, $353,861,951, and $364,878,449,
    respectively)                                          $344,413,300      $294,696,019      $440,687,677         $460,542,856
  Affiliated issuers (identified cost, $296,634,531,
    $1,515,881,141, $1,576,709,245, and $506,062,899,
    respectively)                                           284,844,076     1,651,391,955     1,749,734,232          555,325,254
--------------------------------------------------------------------------------------------------------------------------------
Total investments, at value (identified cost,
$587,031,047, $1,754,503,683, $1,930,571,196, and
$870,941,348, respectively)                                $629,257,376    $1,946,087,974    $2,190,421,909       $1,015,868,110

Cash                                                                623                 1               987                  331
Receivable for investments sold                                 111,984         6,318,654           289,859                   --
Receivable for fund shares sold                               2,982,437         4,132,267         7,641,158            3,350,347
Interest and dividends receivable                             1,514,625         3,454,895         2,124,138                   --
Receivable from investment adviser                               86,135                --                --               29,899
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                               $633,953,180    $1,959,993,791    $2,200,478,051       $1,019,248,687
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                            $3,847,877        $4,516,039        $6,059,005           $2,916,131
Payable for fund shares reacquired                              694,076         8,178,747         3,026,285            1,476,798
Payable to affiliates
  Investment adviser                                                 --            68,672            82,865                   --
  Shareholder servicing costs                                    73,955           113,446           105,141               42,963
  Distribution and service fees                                  11,265            35,321            39,524               16,014
  Administrative services fee                                        41                 5                56                   58
  Program manager fee                                               210               405               524                  428
  Retirement plan administration and services fees                   60               401               304                  301
Payable for independent trustees' compensation                    1,922             3,688             5,369                2,847
Accrued expenses and other liabilities                          152,122           316,371           377,715              203,396
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            $4,781,528       $13,233,095        $9,696,788           $4,658,936
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                 $629,171,652    $1,946,760,696    $2,190,781,263       $1,014,589,751
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
--------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                            $575,114,508    $1,722,474,579    $1,893,087,989         $855,126,518
Unrealized appreciation on investments                       42,226,329       191,584,291       259,850,713          144,926,762
Accumulated net realized gain on investments                  6,369,785        21,780,899        33,810,394           13,771,870
Undistributed net investment income                           5,461,030        10,920,927         4,032,167              764,601
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                 $629,171,652    $1,946,760,696    $2,190,781,263       $1,014,589,751
--------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities - continued

                                                                                      MFS
                                                                    MFS          MODERATE               MFS                  MFS
                                                           CONSERVATIVE        ALLOCATION            GROWTH    AGGRESSIVE GROWTH
                                                        ALLOCATION FUND              FUND   ALLOCATION FUND      ALLOCATION FUND
Net assets
--------------------------------------------------------------------------------------------------------------------------------
  Class A                                                  $251,699,485      $773,647,218      $880,410,726         $396,480,827
  Class B                                                   162,940,758       525,991,203       594,866,614          220,003,234
  Class C                                                   130,916,481       408,739,640       448,002,815          162,998,784
  Class I                                                    18,157,820        40,642,942        53,464,897           49,636,418
  Class R                                                    16,678,858        57,066,681        59,768,116           31,285,829
  Class R1                                                    1,145,292         4,639,685         5,163,769            4,092,570
  Class R2                                                      463,706         1,998,681         6,649,868            1,578,819
  Class R3                                                    3,004,427        18,160,776        20,058,665           11,482,914
  Class R4                                                    2,517,772        27,954,438        12,723,801            7,250,724
  Class R5                                                   10,630,128        28,253,139        32,962,543           67,013,115
  Class 529A                                                 17,978,206        29,414,210        36,241,017           31,747,459
  Class 529B                                                  2,007,745        16,273,983        25,755,018           22,558,804
  Class 529C                                                 11,030,974        13,978,100        14,713,414            8,460,254
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $629,171,652    $1,946,760,696    $2,190,781,263       $1,014,589,751
--------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
--------------------------------------------------------------------------------------------------------------------------------
  Class A                                                    21,558,134        60,615,026        63,418,897           27,463,871
  Class B                                                    14,080,381        41,604,517        43,414,573           15,443,651
  Class C                                                    11,329,823        32,366,760        32,721,944           11,446,629
  Class I                                                     1,545,135         3,157,330         3,827,341            3,405,954
  Class R                                                     1,435,380         4,492,112         4,315,556            2,174,009
  Class R1                                                       99,774           370,096           380,101              289,144
  Class R2                                                       40,226           156,964           487,894              111,134
  Class R3                                                      260,933         1,437,257         1,461,055              803,580
  Class R4                                                      216,151         2,196,791           919,153              503,746
  Class R5                                                      910,307         2,215,395         2,373,714            4,643,401
  Class 529A                                                  1,545,509         2,314,290         2,623,320            2,208,246
  Class 529B                                                    173,978         1,295,852         1,890,664            1,597,325
  Class 529C                                                    960,136         1,111,121         1,080,605              598,746
--------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding              54,155,867       153,333,511       158,914,817           70,689,436
--------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities - continued

                                                                                      MFS
                                                                    MFS          MODERATE               MFS                  MFS
                                                           CONSERVATIVE        ALLOCATION            GROWTH    AGGRESSIVE GROWTH
                                                        ALLOCATION FUND              FUND   ALLOCATION FUND      ALLOCATION FUND
Class A shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value per share
(net assets/shares of beneficial interest outstanding)           $11.68            $12.76            $13.88               $14.44
--------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/94.25Xnet asset value
per share)                                                       $12.39            $13.54            $14.73               $15.32
--------------------------------------------------------------------------------------------------------------------------------

Class B shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)           $11.57            $12.64            $13.70               $14.25
--------------------------------------------------------------------------------------------------------------------------------

Class C shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)           $11.56            $12.63            $13.69               $14.24
--------------------------------------------------------------------------------------------------------------------------------

Class I shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per
share (net assets/shares of beneficial interest outstanding)     $11.75            $12.87            $13.97               $14.57
--------------------------------------------------------------------------------------------------------------------------------

Class R shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price
per share (net assets/shares of beneficial interest
outstanding)                                                     $11.62            $12.70            $13.85               $14.39
--------------------------------------------------------------------------------------------------------------------------------

Class R1 shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per
share (net assets/shares of beneficial interest outstanding)     $11.48            $12.54            $13.59               $14.15
--------------------------------------------------------------------------------------------------------------------------------

Class R2 shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per
share (net assets/shares of beneficial interest outstanding)     $11.53            $12.73            $13.63               $14.21
--------------------------------------------------------------------------------------------------------------------------------

Class R3 shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per
share (net assets/shares of beneficial interest outstanding)     $11.51            $12.64            $13.73               $14.29
--------------------------------------------------------------------------------------------------------------------------------

Class R4 shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per
share (net assets/shares of beneficial interest outstanding)     $11.65            $12.73            $13.84               $14.39
--------------------------------------------------------------------------------------------------------------------------------

Class R5 shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per
share (net assets/shares of beneficial interest outstanding)     $11.68            $12.75            $13.89               $14.43
--------------------------------------------------------------------------------------------------------------------------------

Class 529A shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value per share
(net assets/shares of beneficial interest outstanding)           $11.63            $12.71            $13.81               $14.38
--------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/94.25Xnet asset value
per share)                                                       $12.34            $13.49            $14.65               $15.26
--------------------------------------------------------------------------------------------------------------------------------

Class 529B shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)           $11.54            $12.56            $13.62               $14.12
--------------------------------------------------------------------------------------------------------------------------------

Class 529C shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)           $11.49            $12.58            $13.62               $14.13
--------------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      STATEMENTS OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund expenses.
                                                                                    MFS
                                                                MFS            MODERATE               MFS                    MFS
                                                       CONSERVATIVE          ALLOCATION            GROWTH      AGGRESSIVE GROWTH
                                                    ALLOCATION FUND                FUND   ALLOCATION FUND        ALLOCATION FUND
FOR YEAR ENDED 5/31/06

NET INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
  Dividends (including $11,648,398, $39,173,054,
  $25,746,885, and $-- received from affiliated
  issuers, respectively)                                $18,050,880         $43,098,109       $30,629,124             $3,787,683
  Interest                                                   24,549             159,642           166,034                109,618
--------------------------------------------------------------------------------------------------------------------------------
Total investment income                                 $18,075,429         $43,257,751       $30,795,158             $3,897,301
--------------------------------------------------------------------------------------------------------------------------------
Expenses
  Distribution and service fees                          $4,036,977         $12,168,335       $12,914,509             $5,233,944
  Program manager fees                                       67,209             133,373           171,016                138,602
  Shareholder servicing costs                               439,804           1,030,768         1,245,047                610,294
  Administrative services fee                                61,490             160,282           168,528                 82,090
  Retirement plan administration and services fees           11,049              49,135            54,807                 53,519
  Independent trustees' compensation                         17,334              31,998            33,778                 19,423
  Custodian fee                                             117,213             233,954           241,685                129,318
  Shareholder communications                                114,774             250,608           351,513                178,380
  Auditing fees                                              28,529              28,745            28,587                 28,554
  Legal fees                                                 13,383              38,174            43,162                 19,636
  Registration fees                                         178,020             324,506           363,998                218,766
  Miscellaneous                                              40,864             129,553           148,125                 79,652
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                           $5,126,646         $14,579,431       $15,764,755             $6,792,178
--------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                      (35,596)            (51,328)          (53,837)               (35,722)
  Reduction of expenses by investment adviser              (405,336)           (459,987)         (727,242)              (494,286)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                             $4,685,714         $14,068,116       $14,983,676             $6,262,170
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            $13,389,715         $29,189,635       $15,811,482            $(2,364,869)
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)

  Investment transactions (including $(111,505),
  $2,662,126, $82,059, and $120,841 from
  transactions in securities of affiliated
  issuers, respectively)                                 $2,999,530          $2,707,836          $164,118               $807,386

  Capital gain distributions from underlying funds
  (including $--, $23,246,092, $42,158,153, and
  $14,001,770 from affiliated underlying funds,
  respectively)                                           6,588,485          35,715,581        61,706,101             32,384,104
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                  $9,588,015         $38,423,417       $61,870,219            $33,191,490
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
on investments                                           $5,020,172         $49,497,846      $101,428,501            $61,500,676
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments                                             $14,608,187         $87,921,263      $163,298,720            $94,692,166
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                    $27,997,902        $117,110,898      $179,110,202            $92,327,297
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions
                                                                                                                             MFS
                                                                     MFS              MFS                   MFS       AGGRESSIVE
                                                            CONSERVATIVE         MODERATE                GROWTH           GROWTH
                                                              ALLOCATION       ALLOCATION            ALLOCATION       ALLOCATION
                                                                    FUND             FUND                  FUND             FUND
YEAR ENDED 5/31/06

CHANGE IN NET ASSETS

FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 $13,389,715      $29,189,635           $15,811,482      $(2,364,869)
Net realized gain (loss) on investments                        9,588,015       38,423,417            61,870,219       33,191,490
Net unrealized gain (loss) on investments                      5,020,172       49,497,846           101,428,501       61,500,676
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                         $27,997,902     $117,110,898          $179,110,202      $92,327,297
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                    $(5,862,170)    $(17,084,606)         $(17,599,390)     $(4,529,230)
  Class B                                                     (3,050,339)      (9,496,308)           (9,546,277)      (1,595,453)
  Class C                                                     (2,378,637)      (7,266,005)           (7,154,571)      (1,187,137)
  Class I                                                       (450,888)      (1,000,688)           (1,262,237)        (716,058)
  Class R                                                       (378,089)      (1,299,439)           (1,257,035)        (345,864)
  Class R1                                                       (12,773)         (46,720)              (77,867)         (25,329)
  Class R2                                                        (2,862)          (1,357)              (23,170)          (3,645)
  Class R3                                                       (31,324)        (130,295)             (148,922)         (55,929)
  Class R4                                                       (10,015)         (82,722)              (36,416)         (24,949)
  Class R5                                                      (243,633)        (603,241)             (671,791)      (1,030,206)
  Class 529A                                                    (360,507)        (617,289)             (694,400)        (332,511)
  Class 529B                                                     (25,919)        (247,341)             (362,090)        (131,005)
  Class 529C                                                    (171,744)        (212,055)             (213,096)         (53,538)

From net realized gain on investments
  Class A                                                       (667,739)      (2,854,523)           (5,338,406)      (3,008,650)
  Class B                                                       (467,731)      (2,092,832)           (3,810,045)      (1,713,635)
  Class C                                                       (356,343)      (1,567,618)           (2,819,843)      (1,293,060)
  Class I                                                        (45,245)        (147,582)             (338,464)        (381,167)
  Class R                                                        (44,761)        (227,105)             (401,569)        (246,827)
  Class R1                                                        (1,428)          (7,493)              (22,394)         (16,454)
  Class R2                                                          (330)            (388)               (6,549)          (2,364)
  Class R3                                                        (3,545)         (22,745)              (46,956)         (38,217)
  Class R4                                                        (1,040)         (12,603)              (10,157)         (14,091)
  Class R5                                                       (24,452)         (88,971)             (180,148)        (548,392)
  Class 529A                                                     (44,066)        (112,286)             (229,630)        (249,329)
  Class 529B                                                      (4,575)         (56,920)             (164,308)        (190,638)
  Class 529C                                                     (26,994)         (50,899)              (94,040)         (65,434)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(14,667,149)    $(45,330,031)         $(52,509,771)    $(17,799,112)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions            $57,232,663     $296,056,499          $477,095,988     $256,543,255
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                   $70,563,416     $367,837,366          $603,696,419     $331,071,440
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                       558,608,236    1,578,923,330         1,587,084,844      683,518,311
At end of period                                            $629,171,652   $1,946,760,696        $2,190,781,263   $1,014,589,751
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included in net
assets at end of period                                       $5,461,030      $10,920,927            $4,032,167         $764,601
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued

                                                                                                                             MFS
                                                                     MFS              MFS                   MFS       AGGRESSIVE
                                                            CONSERVATIVE         MODERATE                GROWTH           GROWTH
                                                              ALLOCATION       ALLOCATION            ALLOCATION       ALLOCATION
                                                                    FUND             FUND                  FUND             FUND
YEAR ENDED 5/31/05

CHANGE IN NET ASSETS

FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                         $9,407,540      $22,985,836           $18,292,639       $4,246,431
Net realized gain (loss) on investments                        1,161,359        7,633,678            13,587,728        6,062,272
Net unrealized gain (loss) on investments                     19,259,717       68,482,396            73,638,253       34,397,157
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                         $29,828,616      $99,101,910          $105,518,620      $44,705,860
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                    $(3,749,168)     $(9,271,732)          $(8,052,010)     $(2,646,379)
  Class B                                                     (2,025,696)      (4,977,516)           (4,181,867)        (809,106)
  Class C                                                     (1,425,189)      (3,409,173)           (2,853,586)        (579,006)
  Class I                                                       (275,854)        (606,892)             (678,126)        (457,917)
  Class R                                                       (170,142)        (625,982)             (503,949)        (184,670)
  Class R3                                                        (2,448)         (32,071)              (22,445)          (5,422)
  Class 529A                                                    (154,858)        (285,685)             (259,358)        (150,085)
  Class 529B                                                     (15,771)         (89,684)             (146,605)         (63,187)
  Class 529C                                                     (74,064)         (92,228)              (83,060)         (21,157)

From net realized gain on investments
  Class A                                                         (5,646)         (25,986)              (71,650)         (40,948)
  Class B                                                         (4,413)         (20,414)              (54,698)         (23,399)
  Class C                                                         (3,034)         (13,854)              (37,888)         (18,182)
  Class I                                                           (360)          (1,466)               (5,167)          (5,734)
  Class R                                                           (268)          (1,832)               (4,657)          (2,883)
  Class R3                                                            (4)             (95)                 (193)             (82)
  Class 529A                                                        (255)            (898)               (2,618)          (2,731)
  Class 529B                                                         (43)            (395)               (2,360)          (2,703)
  Class 529C                                                        (179)            (438)               (1,336)            (777)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                 $(7,907,392)    $(19,456,341)         $(16,961,573)     $(5,014,368)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions           $130,791,248     $434,327,961          $539,506,475     $223,796,669
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                   $1,611          $10,659                $7,039           $1,594
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                  $152,714,083     $513,984,189          $628,070,561     $263,489,755
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                       405,894,153    1,064,939,141           959,014,283      420,028,556
At end of period                                            $558,608,236   $1,578,923,330        $1,587,084,844     $683,518,311
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included in net
assets at end of period                                       $3,858,810       $7,539,596            $2,782,701              $--
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------
CLASS A                                                                            2006          2005          2004       2003(c)
Net asset value, beginning of period                                             $11.41        $10.88        $10.35        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.30         $0.25         $0.24         $0.20
  Net realized and unrealized gain (loss) on investments                           0.29          0.49          0.47          0.15
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.59         $0.74         $0.71         $0.35
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.29)       $(0.21)       $(0.18)          $--
  From net realized gain on investments                                           (0.03)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.32)       $(0.21)       $(0.18)          $--

---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $11.68        $11.41        $10.88        $10.35

---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                             5.20          6.83          6.85          3.50(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           0.52          0.51          0.53          0.91(a)
Expenses after expense reductions(f)(h)                                            0.45          0.45          0.45          0.45(a)
Net investment income                                                              2.55          2.28          2.24          2.33(a)
Portfolio turnover                                                                    4             1             1             1
Net assets at end of period (000 Omitted)                                      $251,699      $226,530      $155,476       $59,469
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------
CLASS B                                                                            2006          2005          2004       2003(c)
Net asset value, beginning of period                                             $11.31        $10.80        $10.29        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.22         $0.18         $0.17         $0.14
  Net realized and unrealized gain (loss) on investments                           0.29          0.48          0.47          0.15
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.51         $0.66         $0.64         $0.29
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.22)       $(0.15)       $(0.13)          $--
  From net realized gain on investments                                           (0.03)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.25)       $(0.15)       $(0.13)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $11.57        $11.31        $10.80        $10.29
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                             4.49          6.08          6.23          2.90(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           1.17          1.16          1.18          1.56(a)
Expenses after expense reductions(f)(h)                                            1.10          1.10          1.10          1.10(a)
Net investment income                                                              1.90          1.63          1.61          1.66(a)
Portfolio turnover                                                                    4             1             1             1

Net assets at end of period (000 Omitted)                                      $162,941      $163,735      $134,200       $63,256
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------

CLASS C                                                                            2006          2005          2004       2003(c)
Net asset value, beginning of period                                             $11.30        $10.79        $10.30        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.22         $0.18         $0.17         $0.14
  Net realized and unrealized gain (loss) on investments                           0.29          0.48          0.46          0.16
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.51         $0.66         $0.63         $0.30
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.22)       $(0.15)       $(0.14)          $--
  From net realized gain on investments                                           (0.03)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.25)       $(0.15)       $(0.14)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $11.56        $11.30        $10.79        $10.30
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                             4.54          6.12          6.13          3.00(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           1.17          1.16          1.18          1.56(a)
Expenses after expense reductions(f)(h)                                            1.10          1.10          1.10          1.10(a)
Net investment income                                                              1.90          1.63          1.60          1.66(a)
Portfolio turnover                                                                    4             1             1             1
Net assets at end of period (000 Omitted)                                      $130,916      $118,003       $87,876       $31,002
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------
CLASS I                                                                            2006          2005          2004       2003(c)
Net asset value, beginning of period                                             $11.48        $10.94        $10.39        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.34         $0.30         $0.28         $0.22
  Net realized and unrealized gain (loss) on investments                           0.29          0.49          0.47          0.17
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.63         $0.79         $0.75         $0.39
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.33)       $(0.25)       $(0.20)          $--
  From net realized gain on investments                                           (0.03)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.36)       $(0.25)       $(0.20)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $11.75        $11.48        $10.94        $10.39
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)                                                                5.51          7.18          7.26          3.90(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           0.17          0.16          0.18          0.56(a)
Expenses after expense reductions(f)(h)                                            0.10          0.10          0.10          0.10(a)
Net investment income                                                              2.91          2.63          2.61          2.65(a)
Portfolio turnover                                                                    4             1             1             1
Net assets at end of period (000 Omitted)                                       $18,158       $14,175        $9,214        $7,003
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------
CLASS R                                                                            2006          2005          2004       2003(i)
Net asset value, beginning of period                                             $11.36        $10.85        $10.33         $9.85
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.28         $0.24         $0.23         $0.08
  Net realized and unrealized gain (loss) on investments                           0.29          0.47          0.47          0.40
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.57         $0.71         $0.70         $0.48
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.28)       $(0.20)       $(0.18)          $--
  From net realized gain on investments                                           (0.03)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.31)       $(0.20)       $(0.18)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $11.62        $11.36        $10.85        $10.33
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)                                                                5.04          6.57          6.79          4.87(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           0.67          0.66          0.68          1.06(a)
Expenses after expense reductions(f)(h)                                            0.60          0.60          0.60          0.60(a)
Net investment income                                                              2.41          2.12          2.10          2.15(a)
Portfolio turnover                                                                    4             1             1             1
Net assets at end of period (000 Omitted)                                       $16,679       $13,661        $6,658          $863
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND
                                                                                      CLASS R1                    CLASS R2
                                                                                ---------------------       ---------------------
                                                                                   YEARS ENDED 5/31            YEARS ENDED 5/31
                                                                                   2006       2005(i)          2006       2005(i)
Net asset value, beginning of period                                             $11.30        $11.23        $11.31        $11.23
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.22         $0.02         $0.24         $0.03
  Net realized and unrealized gain (loss) on investments                           0.29          0.05          0.30          0.05
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.51         $0.07         $0.54         $0.08
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.30)          $--        $(0.29)          $--
  From net realized gain on investments                                           (0.03)           --         (0.03)           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.33)          $--        $(0.32)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $11.48        $11.30        $11.53        $11.31
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)                                                                4.49          0.62(n)       4.77          0.71(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           1.37          1.36(a)       1.07          1.06(a)
Expenses after expense reductions(f)(h)                                            1.21          1.30(a)       0.86          1.00(a)
Net investment income                                                              1.88          1.08(a)       2.16          1.38(a)
Portfolio turnover                                                                    4             1             4             1
Net assets at end of period (000 Omitted)                                        $1,145           $50          $464           $50
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

                                                                                                      YEARS ENDED 5/31
                                                                                            ------------------------------------
CLASS R3                                                                                        2006          2005       2004(i)
Net asset value, beginning of period                                                          $11.29        $10.82        $10.63
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                                     $0.26         $0.20         $0.11
  Net realized and unrealized gain (loss) on investments                                        0.28          0.48          0.27
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                               $0.54         $0.68         $0.38
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                                  $(0.29)       $(0.21)       $(0.19)
  From net realized gain on investments                                                        (0.03)        (0.00)(w)        --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                  $(0.32)       $(0.21)       $(0.19)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $11.51        $11.29        $10.82
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)                                                                             4.82          6.31          3.58(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                                        0.92          0.91          0.91(a)
Expenses after expense reductions(f)(h)                                                         0.76          0.85          0.83(a)
Net investment income                                                                           2.29          1.85          1.84(a)
Portfolio turnover                                                                                 4             1             1
Net assets at end of period (000 Omitted)                                                     $3,004          $330           $13
--------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

                                                                                      CLASS R4                    CLASS R5
                                                                                ---------------------       ---------------------
                                                                                   YEARS ENDED 5/31            YEARS ENDED 5/31
                                                                                   2006       2005(i)          2006       2005(i)
Net asset value, beginning of period                                             $11.41        $11.32        $11.41        $11.32
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.23         $0.04         $0.29         $0.04
  Net realized and unrealized gain (loss) on investments                           0.36(g)       0.05          0.34(g)       0.05
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.59         $0.09         $0.63         $0.09
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.32)          $--        $(0.33)          $--
  From net realized gain on investments                                           (0.03)           --         (0.03)           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.35)          $--        $(0.36)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $11.65        $11.41        $11.68        $11.41
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)                                                                5.18          0.80(n)       5.55          0.80(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           0.57          0.57(a)       0.27          0.27(a)
Expenses after expense reductions(f)(h)                                            0.50          0.51(a)       0.20          0.21(a)
Net investment income                                                              2.54          1.88(a)       2.76          2.18(a)
Portfolio turnover                                                                    4             1             4             1
Net assets at end of period (000 Omitted)                                        $2,518           $50       $10,630           $50
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------
CLASS 529A                                                                         2006          2005          2004       2003(i)
Net asset value, beginning of period                                             $11.37        $10.86        $10.34         $9.70
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.27         $0.23         $0.21         $0.16
  Net realized and unrealized gain (loss) on investments                           0.29          0.47          0.47          0.48
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.56         $0.70         $0.68         $0.64
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.27)       $(0.19)       $(0.16)          $--
  From net realized gain on investments                                           (0.03)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.30)       $(0.19)       $(0.16)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $11.63        $11.37        $10.86        $10.34
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                             4.95          6.49          6.59          6.60(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           0.77          0.76          0.78          1.16(a)
Expenses after expense reductions(f)(h)                                            0.70          0.70          0.70          0.70(a)
Net investment income                                                              2.31          2.02          1.99          2.07(a)
Portfolio turnover                                                                    4             1             1             1
Net assets at end of period (000 Omitted)                                       $17,978       $12,840        $6,339        $2,975
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------
CLASS 529B                                                                         2006          2005          2004       2003(i)
Net asset value, beginning of period                                             $11.28        $10.77        $10.27         $9.69
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.19         $0.15         $0.15         $0.11
  Net realized and unrealized gain (loss) on investments                           0.29          0.48          0.46          0.47
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.48         $0.63         $0.61         $0.58
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.19)       $(0.12)       $(0.11)          $--
  From net realized gain on investments                                           (0.03)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.22)       $(0.12)       $(0.11)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $11.54        $11.28        $10.77        $10.27
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                             4.25          5.84          5.90          5.99(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           1.42          1.41          1.43          1.81(a)
Expenses after expense reductions(f)(h)                                            1.35          1.35          1.35          1.35(a)
Net investment income                                                              1.65          1.38          1.36          1.42(a)
Portfolio turnover                                                                    4             1             1             1
Net assets at end of period (000 Omitted)                                        $2,008        $1,611        $1,320          $854
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------
CLASS 529C                                                                         2006          2005          2004       2003(i)
Net asset value, beginning of period                                             $11.25        $10.76        $10.28         $9.69
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.19         $0.15         $0.14         $0.11
  Net realized and unrealized gain (loss) on investments                           0.29          0.47          0.47          0.48
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.48         $0.62         $0.61         $0.59
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.21)       $(0.13)       $(0.13)          $--
  From net realized gain on investments                                           (0.03)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.24)       $(0.13)       $(0.13)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $11.49        $11.25        $10.76        $10.28
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                             4.29          5.79          5.91          6.09(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           1.42          1.41          1.43          1.81(a)
Expenses after expense reductions(f)(h)                                            1.35          1.35          1.35          1.35(a)
Net investment income                                                              1.66          1.37          1.32          1.38(a)
Portfolio turnover                                                                    4             1             1             1
Net assets at end of period (000 Omitted)                                       $11,031        $7,522        $4,798        $1,555
---------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(i) For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C), October
    31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund, share class (assuming reinvestment of all distributions) held for the entire period.
This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------
CLASS A                                                                            2006          2005          2004       2003(c)
Net asset value, beginning of period                                             $12.21        $11.44        $10.34        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.25         $0.25         $0.20         $0.15
  Net realized and unrealized gain (loss) on investments                           0.66          0.73          1.03          0.19
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.91         $0.98         $1.23         $0.34
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.31)       $(0.21)       $(0.13)          $--
  From net realized gain on investments                                           (0.05)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.36)       $(0.21)       $(0.13)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.76        $12.21        $11.44        $10.34
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                             7.50          8.53         11.94          3.40(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           0.47          0.48          0.51          0.78(a)
Expenses after expense reductions(f)(h)                                            0.45          0.45          0.45          0.45(a)
Net investment income                                                              1.97          2.09          1.79          1.79(a)
Portfolio turnover                                                                    2             0(u)          1             2
Net assets at end of period (000 Omitted)                                      $773,647      $643,285      $416,219      $126,033
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND

                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------
CLASS B                                                                            2006          2005          2004       2003(c)
Net asset value, beginning of period                                             $12.10        $11.36        $10.30        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.17         $0.17         $0.13         $0.09
  Net realized and unrealized gain (loss) on investments                           0.66          0.71          1.02          0.21
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.83         $0.88         $1.15         $0.30
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.24)       $(0.14)       $(0.09)          $--
  From net realized gain on investments                                           (0.05)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.29)       $(0.14)       $(0.09)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.64        $12.10        $11.36        $10.30
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                             6.85          7.75         11.20          3.00(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           1.12          1.13          1.17          1.43(a)
Expenses after expense reductions(f)(h)                                            1.10          1.10          1.11          1.10(a)
Net investment income                                                              1.32          1.44          1.15          1.11(a)
Portfolio turnover                                                                    2             0(u)          1             2
Net assets at end of period (000 Omitted)                                      $525,991      $471,665      $343,299      $111,637
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND

                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------
CLASS C                                                                            2006          2005          2004       2003(c)
Net asset value, beginning of period                                             $12.09        $11.36        $10.30        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.17         $0.17         $0.13         $0.09
  Net realized and unrealized gain (loss) on investments                           0.66          0.70          1.03          0.21
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.83         $0.87         $1.16         $0.30
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.24)       $(0.14)       $(0.10)          $--
  From net realized gain on investments                                           (0.05)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.29)       $(0.14)       $(0.10)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.63        $12.09        $11.36        $10.30
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                             6.90          7.67         11.28          3.00(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           1.12          1.13          1.17          1.43(a)
Expenses after expense reductions(f)(h)                                            1.10          1.10          1.11          1.10(a)
Net investment income                                                              1.32          1.44          1.14          1.10(a)
Portfolio turnover                                                                    2             0(u)          1             2
Net assets at end of period (000 Omitted)                                      $408,740      $335,759      $228,905       $59,054
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND
                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------
CLASS I                                                                            2006          2005          2004       2003(c)
Net asset value, beginning of period                                             $12.30        $11.53        $10.40        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.30         $0.30         $0.24         $0.17
  Net realized and unrealized gain (loss) on investments                           0.67          0.71          1.04          0.23
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.97         $1.01         $1.28         $0.40
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.35)       $(0.24)       $(0.15)          $--
  From net realized gain on investments                                           (0.05)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.40)       $(0.24)       $(0.15)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.87        $12.30        $11.53        $10.40
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)                                                                7.95          8.75         12.38          4.00(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           0.12          0.13          0.16          0.43(a)
Expenses after expense reductions(f)(h)                                            0.10          0.10          0.10          0.10(a)
Net investment income                                                              2.32          2.46          2.17          2.10(a)
Portfolio turnover                                                                    2             0(u)          1             2
Net assets at end of period (000 Omitted)                                       $40,643       $32,927       $23,094       $12,252
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND
                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------
CLASS R                                                                            2006          2005          2004       2003(i)
Net asset value, beginning of period                                             $12.16        $11.41        $10.33         $9.62
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.23         $0.23         $0.17         $0.06
  Net realized and unrealized gain (loss) on investments                           0.66          0.72          1.04          0.65
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.89         $0.95         $1.21         $0.71
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.30)       $(0.20)       $(0.13)          $--
  From net realized gain on investments                                           (0.05)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.35)       $(0.20)       $(0.13)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.70        $12.16        $11.41        $10.33
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)                                                                7.33          8.30         11.78          7.38(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           0.62          0.63          0.66          0.93(a)
Expenses after expense reductions(f)(h)                                            0.60          0.60          0.60          0.60(a)
Net investment income                                                              1.82          1.94          1.53          1.57(a)
Portfolio turnover                                                                    2             0(u)          1             2
Net assets at end of period (000 Omitted)                                       $57,067       $47,477       $26,172        $1,338
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND
                                                                                      CLASS R1                    CLASS R2
                                                                                ---------------------       ---------------------
                                                                                   YEARS ENDED 5/31            YEARS ENDED 5/31
                                                                                   2006       2005(i)          2006       2005(i)
Net asset value, beginning of period                                             $12.09        $12.03        $12.10        $12.03
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.14         $0.01         $0.16         $0.02
  Net realized and unrealized gain (loss) on investments                           0.68          0.05          0.70          0.05
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.82         $0.06         $0.86         $0.07
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.32)          $--        $(0.18)          $--
  From net realized gain on investments                                           (0.05)           --         (0.05)           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.37)          $--        $(0.23)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.54        $12.09        $12.73        $12.10
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)                                                                6.84          0.50(n)       7.15          0.58(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           1.32          1.33(a)       1.02          1.03(a)
Expenses after expense reductions(f)(h)                                            1.20          1.30(a)       0.88          1.00(a)
Net investment income                                                              1.18          0.57(a)       1.34          0.88(a)
Portfolio turnover                                                                    2             0(u)          2             0(u)
Net assets at end of period (000 Omitted)                                        $4,640           $52        $1,999           $50
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND

                                                                                                      YEARS ENDED 5/31
                                                                                            ------------------------------------
CLASS R3                                                                                        2006          2005       2004(i)
Net asset value, beginning of period                                                          $12.11        $11.39        $10.93
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                                     $0.19         $0.20         $0.04
  Net realized and unrealized gain (loss) on investments                                        0.69          0.72          0.56
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                               $0.88         $0.92         $0.60
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                                  $(0.30)       $(0.20)       $(0.14)
  From net realized gain on investments                                                        (0.05)        (0.00)(w)        --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                  $(0.35)       $(0.20)       $(0.14)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $12.64        $12.11        $11.39
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)                                                                             7.28          8.03          5.52(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                                        0.87          0.88          0.92(a)
Expenses after expense reductions(f)(h)                                                         0.77          0.85          0.86(a)
Net investment income                                                                           1.59          1.68          0.94(a)
Portfolio turnover                                                                                 2             0(u)          1
Net assets at end of period (000 Omitted)                                                    $18,161        $2,763        $1,082
--------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND

                                                                                      CLASS R4                    CLASS R5
                                                                                ---------------------       ---------------------
                                                                                   YEARS ENDED 5/31            YEARS ENDED 5/31
                                                                                   2006       2005(i)          2006       2005(i)
Net asset value, beginning of period                                             $12.20        $12.12        $12.21        $12.12
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.22         $0.03         $0.23         $0.03
  Net realized and unrealized gain (loss) on investments                           0.70          0.05          0.71          0.06
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.92         $0.08         $0.94         $0.09
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.34)          $--        $(0.35)          $--
  From net realized gain on investments                                           (0.05)           --         (0.05)           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.39)          $--        $(0.40)          $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.73        $12.20        $12.75        $12.21
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)                                                                7.59          0.66(n)       7.76          0.74(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           0.52          0.53(a)       0.22          0.23(a)
Expenses after expense reductions(f)(h)                                            0.50          0.50(a)       0.20          0.20(a)
Net investment income                                                              1.78          1.37(a)       1.99          1.67(a)
Portfolio turnover                                                                    2             0(u)          2             0(u)
Net assets at end of period (000 Omitted)                                       $27,954           $50       $28,253           $50
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND

                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------
CLASS 529A                                                                         2006          2005          2004       2003(i)
Net asset value, beginning of period                                             $12.16        $11.42        $10.33         $9.54
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.22         $0.22         $0.17         $0.12
  Net realized and unrealized gain (loss) on investments                           0.66          0.71          1.04          0.67
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.88         $0.93         $1.21         $0.79
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.28)       $(0.19)       $(0.12)          $--
  From net realized gain on investments                                           (0.05)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.33)       $(0.19)       $(0.12)          $--
------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.71        $12.16        $11.42        $10.33
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                             7.32          8.08         11.71          8.28(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           0.72          0.73          0.76          1.03(a)
Expenses after expense reductions(f)(h)                                            0.70          0.70          0.70          0.70(a)
Net investment income                                                              1.72          1.82          1.53          1.52(a)
Portfolio turnover                                                                    2             0(u)          1             2
Net assets at end of period (000 Omitted)                                       $29,414       $23,623       $13,766        $4,416
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND

                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------
CLASS 529B                                                                         2006          2005          2004       2003(i)
Net asset value, beginning of period                                             $12.04        $11.33        $10.28         $9.54
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.13         $0.14         $0.10         $0.07
  Net realized and unrealized gain (loss) on investments                           0.66          0.70          1.03          0.67
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.79         $0.84         $1.13         $0.74
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.22)       $(0.13)       $(0.08)          $--
  From net realized gain on investments                                           (0.05)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.27)       $(0.13)       $(0.08)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.56        $12.04        $11.33        $10.28
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                             6.63          7.42         10.99          7.76(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           1.37          1.38          1.42          1.68(a)
Expenses after expense reductions(f)(h)                                            1.35          1.35          1.36          1.35(a)
Net investment income                                                              1.07          1.18          0.86          0.86(a)
Portfolio turnover                                                                    2             0(u)          1             2
Net assets at end of period (000 Omitted)                                       $16,274       $10,673        $5,481        $1,427
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND
                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------
CLASS 529C                                                                         2006          2005          2004       2003(i)
Net asset value, beginning of period                                             $12.05        $11.33        $10.29         $9.54
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                       $0.13         $0.14         $0.10         $0.06
  Net realized and unrealized gain (loss) on investments                           0.67          0.70          1.03          0.69
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.80         $0.84         $1.13         $0.75
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.22)       $(0.12)       $(0.09)          $--
  From net realized gain on investments                                           (0.05)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.27)       $(0.12)       $(0.09)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $12.58        $12.05        $11.33        $10.29
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                             6.63          7.42         10.94          7.86(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           1.37          1.38          1.42          1.68(a)
Expenses after expense reductions(f)(h)                                            1.35          1.35          1.36          1.35(a)
Net investment income (loss)                                                       1.07          1.19          0.87          0.84(a)
Portfolio turnover                                                                    2             0(u)          1             2
Net assets at end of period (000 Omitted)                                       $13,978       $10,547        $6,922        $2,057
---------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(i) For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C), October
    31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(u) Portfolio turnover is less than 1%.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------
CLASS A                                                                            2006          2005          2004       2003(c)
Net asset value, beginning of period                                             $12.87        $11.94        $10.17        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.16         $0.22         $0.12         $0.08
  Net realized and unrealized gain (loss) on investments                           1.27          0.91          1.73          0.09
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $1.43         $1.13         $1.85         $0.17
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.32)       $(0.20)       $(0.08)          $--
  From net realized gain on investments                                           (0.10)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.42)       $(0.20)       $(0.08)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.88        $12.87        $11.94        $10.17
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                            11.13          9.41         18.21          1.70(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           0.49          0.49          0.53          0.86(a)
Expenses after expense reductions(f)(h)                                            0.45          0.45          0.45          0.45(a)
Net investment income                                                              1.17          1.79          1.07          1.00(a)
Portfolio turnover                                                                    0(u)          0(u)          0(u)          1
Net assets at end of period (000 Omitted)                                      $880,411      $645,029      $379,702       $85,484
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND
                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------
CLASS B                                                                            2006          2005          2004       2003(c)
Net asset value, beginning of period                                             $12.72        $11.82        $10.11        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.07         $0.14         $0.05         $0.03
  Net realized and unrealized gain (loss) on investments                           1.25          0.89          1.70          0.08
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $1.32         $1.03         $1.75         $0.11
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.24)       $(0.13)       $(0.04)          $--
  From net realized gain on investments                                           (0.10)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.34)       $(0.13)       $(0.04)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.70        $12.72        $11.82        $10.11
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                            10.40          8.73         17.35          1.10(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           1.14          1.14          1.18          1.51(a)
Expenses after expense reductions(f)(h)                                            1.10          1.10          1.10          1.10(a)
Net investment income                                                              0.51          1.15          0.43          0.34(a)
Portfolio turnover                                                                    0(u)          0(u)          0(u)          1
Net assets at end of period (000 Omitted)                                      $594,867      $461,019      $291,778       $71,154
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND
                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------
CLASS C                                                                            2006          2005          2004       2003(c)
Net asset value, beginning of period                                             $12.71        $11.81        $10.11        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.07         $0.14         $0.05         $0.03
  Net realized and unrealized gain (loss) on investments                           1.25          0.89          1.70          0.08
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $1.32         $1.03         $1.75         $0.11
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.24)       $(0.13)       $(0.05)          $--
  From net realized gain on investments                                           (0.10)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.34)       $(0.13)       $(0.05)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.69        $12.71        $11.81        $10.11
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                            10.44          8.72         17.32          1.10(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           1.14          1.14          1.18          1.51(a)
Expenses after expense reductions(f)(h)                                            1.10          1.10          1.10          1.10(a)
Net investment income                                                              0.51          1.13          0.43          0.33(a)
Portfolio turnover                                                                    0(u)          0(u)          0(u)          1
Net assets at end of period (000 Omitted)                                      $448,003      $331,896      $209,448       $40,583
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND
                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------
CLASS I                                                                            2006          2005          2004       2003(c)
Net asset value, beginning of period                                             $12.94        $11.99        $10.20        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.21         $0.28         $0.17         $0.11
  Net realized and unrealized gain (loss) on investments                           1.28          0.90          1.72          0.09
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $1.49         $1.18         $1.89         $0.20
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.36)       $(0.23)       $(0.10)          $--
  From net realized gain on investments                                           (0.10)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.46)       $(0.23)       $(0.10)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.97        $12.94        $11.99        $10.20
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)                                                               11.56          9.81         18.56          2.00(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           0.14          0.14          0.18          0.51(a)
Expenses after expense reductions(f)(h)                                            0.10          0.10          0.10          0.10(a)
Net investment income                                                              1.52          2.22          1.46          1.34(a)
Portfolio turnover                                                                    0(u)          0(u)          0(u)          1
Net assets at end of period (000 Omitted)                                       $53,465       $40,853       $24,930       $11,078
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND

                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------
CLASS R                                                                            2006          2005          2004       2003(i)
Net asset value, beginning of period                                             $12.85        $11.93        $10.18         $9.32
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.14         $0.20         $0.10         $0.02
  Net realized and unrealized gain (loss) on investments                           1.26          0.91          1.73          0.84
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $1.40         $1.11         $1.83         $0.86
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.30)       $(0.19)       $(0.08)          $--
  From net realized gain on investments                                           (0.10)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.40)       $(0.19)       $(0.08)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.85        $12.85        $11.93        $10.18
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)                                                               10.94          9.28         18.01          9.23(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           0.64          0.64          0.68          1.01(a)
Expenses after expense reductions(f)(h)                                            0.60          0.60          0.60          0.60(a)
Net investment income                                                              1.01          1.62          0.88          0.72(a)
Portfolio turnover                                                                    0(u)          0(u)          0(u)          1
Net assets at end of period (000 Omitted)                                       $59,768       $48,045       $19,172        $1,193
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND
                                                                                      CLASS R1                    CLASS R2
                                                                                ---------------------       ---------------------
                                                                                    YEARS ENDED 5/31           YEARS ENDED 5/31
                                                                                   2006       2005(i)          2006       2005(i)
Net asset value, beginning of period                                             $12.71        $12.70        $12.72        $12.70
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(d)                                                 $0.06        $(0.00)(w)     $0.07         $0.00(w)
  Net realized and unrealized gain (loss) on investments                           1.25          0.01          1.28          0.02
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $1.31         $0.01         $1.35         $0.02
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------
  From net investment income                                                     $(0.33)          $--        $(0.34)          $--
  From net realized gain on investments                                           (0.10)           --         (0.10)           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.43)          $--        $(0.44)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.59        $12.71        $13.63        $12.72
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)                                                               10.37          0.08(n)      10.65          0.16(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           1.34          1.34(a)       1.04          1.05(a)
Expenses after expense reductions(f)(h)                                            1.20          1.30(a)       0.85          1.01(a)
Net investment income (loss)                                                       0.47         (0.18)(a)      0.56          0.11(a)
Portfolio turnover                                                                    0(u)          0(u)          0(u)          0(u)
Net assets at end of period (000 Omitted)                                        $5,164           $50        $6,650           $50
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND

                                                                                                      YEARS ENDED 5/31
                                                                                            ------------------------------------
CLASS R3                                                                                        2006          2005       2004(i)
Net asset value, beginning of period                                                          $12.76        $11.90        $11.15
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                                     $0.10         $0.16         $0.05
  Net realized and unrealized gain (loss) on investments                                        1.28          0.90          0.79
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                               $1.38         $1.06         $0.84
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                                  $(0.31)       $(0.20)       $(0.09)
  From net realized gain on investments                                                        (0.10)        (0.00)(w)        --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                  $(0.41)       $(0.20)       $(0.09)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $13.73        $12.76        $11.90
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)                                                                            10.81          8.91          7.52(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                                        0.89          0.89          0.91(a)
Expenses after expense reductions(f)(h)                                                         0.77          0.85          0.83(a)
Net investment income                                                                           0.76          1.35          0.78(a)
Portfolio turnover                                                                                 0(u)          0(u)          0(u)
Net assets at end of period (000 Omitted)                                                    $20,059        $2,963            $6
--------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND

                                                                                      CLASS R4                    CLASS R5
                                                                                ---------------------       ---------------------
                                                                                    YEARS ENDED 5/31           YEARS ENDED 5/31
                                                                                   2006       2005(i)          2006       2005(i)
Net asset value, beginning of period                                             $12.87        $12.84        $12.88        $12.84
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.12         $0.01         $0.14         $0.02
  Net realized and unrealized gain (loss) on investments                           1.30          0.02          1.33          0.02
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $1.42         $0.03         $1.47         $0.04
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.35)          $--        $(0.36)          $--
  From net realized gain on investments                                           (0.10)           --         (0.10)           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.45)          $--        $(0.46)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.84        $12.87        $13.89        $12.88
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)                                                               11.04          0.23(n)      11.45          0.31(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           0.54          0.54(a)       0.24          0.25(a)
Expenses after expense reductions(f)(h)                                            0.50          0.50(a)       0.20          0.21(a)
Net investment income                                                              0.94          0.60(a)       1.06          0.91(a)
Portfolio turnover                                                                    0(u)          0(u)          0(u)          0(u)
Net assets at end of period (000 Omitted)                                       $12,724           $50       $32,963           $50
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND

                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------
CLASS 529A                                                                         2006          2005          2004       2003(i)
Net asset value, beginning of period                                             $12.82        $11.90        $10.16         $9.33
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.13         $0.18         $0.09         $0.06
  Net realized and unrealized gain (loss) on investments                           1.25          0.91          1.72          0.77
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $1.38         $1.09         $1.81         $0.83
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.29)       $(0.17)       $(0.07)          $--
  From net realized gain on investments                                           (0.10)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.39)       $(0.17)       $(0.07)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.81        $12.82        $11.90        $10.16
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                            10.80          9.17         17.79          8.90(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           0.74          0.74          0.78          1.11(a)
Expenses after expense reductions(f)(h)                                            0.70          0.70          0.70          0.70(a)
Net investment income                                                              0.91          1.48          0.81          0.74(a)
Portfolio turnover                                                                    0(u)          0(u)          0(u)          1
Net assets at end of period (000 Omitted)                                       $36,241       $26,537       $13,802        $3,510
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND
                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------
CLASS 529B                                                                         2006          2005          2004       2003(i)
Net asset value, beginning of period                                             $12.65        $11.77        $10.07         $9.31
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.04         $0.11         $0.02         $0.01
  Net realized and unrealized gain (loss) on investments                           1.24          0.88          1.70          0.75
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $1.28         $0.99         $1.72         $0.76
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.21)       $(0.11)       $(0.02)          $--
  From net realized gain on investments                                           (0.10)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.31)       $(0.11)       $(0.02)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.62        $12.65        $11.77        $10.07
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                            10.15          8.39         17.12          8.16(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           1.39          1.39          1.43          1.76(a)
Expenses after expense reductions(f)(h)                                            1.35          1.35          1.35          1.35(a)
Net investment income                                                              0.26          0.90          0.18          0.09(a)
Portfolio turnover                                                                    0(u)          0(u)          0(u)          1
Net assets at end of period (000 Omitted)                                       $25,755       $19,855       $12,858        $3,623
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND

                                                                                                YEARS ENDED 5/31
                                                                               --------------------------------------------------
CLASS 529C                                                                         2006          2005          2004       2003(i)
Net asset value, beginning of period                                             $12.65        $11.76        $10.08         $9.31
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                        $0.04         $0.11         $0.02         $0.00(w)
  Net realized and unrealized gain (loss) on investments                           1.25          0.89          1.70          0.77
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $1.29         $1.00         $1.72         $0.77
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.22)       $(0.11)       $(0.04)          $--
  From net realized gain on investments                                           (0.10)        (0.00)(w)        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                     $(0.32)       $(0.11)       $(0.04)          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.62        $12.65        $11.76        $10.08
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                            10.20          8.48         17.05          8.27(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                           1.39          1.39          1.43          1.76(a)
Expenses after expense reductions(f)(h)                                            1.35          1.35          1.35          1.35(a)
Net investment income                                                              0.26          0.91          0.14          0.06(a)
Portfolio turnover                                                                    0(u)          0(u)          0(u)          1
Net assets at end of period (000 Omitted)                                       $14,713       $10,688        $7,318        $1,760
---------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(i) For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C), October
    31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(u) Portfolio turnover is less than 1%.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.
                                                                                               YEARS ENDED 5/31
                                                                              --------------------------------------------------
CLASS A                                                                           2006          2005          2004       2003(c)
Net asset value, beginning of period                                            $13.07        $12.12         $9.87        $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(d)                                                $0.00(w)      $0.13        $(0.01)       $(0.02)
  Net realized and unrealized gain (loss) on investments                          1.69          0.96          2.26         (0.11)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $1.69         $1.09         $2.25        $(0.13)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.19)       $(0.14)          $--           $--
  From net realized gain on investments                                          (0.13)        (0.00)(w)        --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                    $(0.32)       $(0.14)          $--           $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $14.44        $13.07        $12.12         $9.87
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                           12.94          8.98         22.80         (1.30)(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                          0.51          0.54          0.55          1.09(a)
Expenses after expense reductions(f)(h)                                           0.45          0.45          0.45          0.45(a)
Net investment income (loss)                                                      0.02          1.06         (0.07)        (0.24)(a)
Portfolio turnover                                                                   1             1             0(u)          9
Net assets at end of period (000 Omitted)                                     $396,481      $293,814      $172,787       $43,541
--------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                                                                               YEARS ENDED 5/31
                                                                              --------------------------------------------------
CLASS B                                                                           2006          2005          2004       2003(c)
Net asset value, beginning of period                                            $12.92        $12.01         $9.84        $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(d)                                               $(0.09)        $0.05        $(0.08)       $(0.07)
  Net realized and unrealized gain (loss) on investments                          1.67          0.94          2.25         (0.09)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $1.58         $0.99         $2.17        $(0.16)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.12)       $(0.08)          $--           $--
  From net realized gain on investments                                          (0.13)        (0.00)(w)        --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                    $(0.25)       $(0.08)          $--           $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $14.25        $12.92        $12.01         $9.84
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                           12.21          8.20         22.05         (1.60)(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                          1.16          1.19          1.20          1.74(a)
Expenses after expense reductions(f)(h)                                           1.10          1.10          1.10          1.10(a)
Net investment income (loss)                                                     (0.65)         0.42         (0.71)        (0.90)(a)
Portfolio turnover                                                                   1             1             0(u)          9
Net assets at end of period (000 Omitted)                                     $220,003      $159,948      $103,720       $26,215
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

                                                                                               YEARS ENDED 5/31
                                                                              --------------------------------------------------
CLASS C                                                                           2006          2005          2004       2003(c)
Net asset value, beginning of period                                            $12.91        $11.99         $9.83        $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(d)                                               $(0.09)        $0.05        $(0.08)       $(0.07)
  Net realized and unrealized gain (loss) on investments                          1.67          0.94          2.24         (0.10)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $1.58         $0.99         $2.16        $(0.17)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.12)       $(0.07)          $--           $--
  From net realized gain on investments                                          (0.13)        (0.00)(w)        --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                    $(0.25)       $(0.07)          $--           $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $14.24        $12.91        $11.99         $9.83
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                           12.20          8.25         21.97         (1.70)(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                          1.16          1.19          1.20          1.74(a)
Expenses after expense reductions(f)(h)                                           1.10          1.10          1.10          1.10(a)
Net investment income (loss)                                                     (0.65)         0.42         (0.71)        (0.91)(a)
Portfolio turnover                                                                   1             1             0(u)          9
Net assets at end of period (000 Omitted)                                     $162,999      $121,631       $87,253       $17,460
--------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                                                                               YEARS ENDED 5/31
                                                                              --------------------------------------------------
CLASS I                                                                           2006          2005          2004       2003(c)
Net asset value, beginning of period                                            $13.19        $12.22         $9.91        $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income(d)                                                       $0.05         $0.19         $0.03         $0.01
  Net realized and unrealized gain (loss) on investments                          1.70          0.95          2.28         (0.10)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $1.75         $1.14         $2.31        $(0.09)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.24)       $(0.17)          $--           $--
  From net realized gain on investments                                          (0.13)        (0.00)(w)        --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                    $(0.37)       $(0.17)          $--           $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $14.57        $13.19        $12.22         $9.91
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)                                                              13.27          9.34         23.31         (0.90)(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                          0.16          0.19          0.20          0.74(a)
Expenses after expense reductions(f)(h)                                           0.10          0.10          0.10          0.10(a)
Net investment income                                                             0.34          1.48          0.28          0.12(a)
Portfolio turnover                                                                   1             1             0(u)          9
Net assets at end of period (000 Omitted)                                      $49,636       $37,069       $23,649        $6,058
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                                                                               YEARS ENDED 5/31
                                                                              --------------------------------------------------
CLASS R                                                                           2006          2005          2004       2003(i)
Net asset value, beginning of period                                            $13.04        $12.11         $9.86         $8.92
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(d)                                               $(0.02)        $0.12        $(0.03)       $(0.02)
  Net realized and unrealized gain (loss) on investments                          1.68          0.95          2.28          0.96
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $1.66         $1.07         $2.25         $0.94
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.18)       $(0.14)          $--           $--
  From net realized gain on investments                                          (0.13)        (0.00)(w)        --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                    $(0.31)       $(0.14)          $--           $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $14.39        $13.04        $12.11         $9.86
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)                                                              12.71          8.82         22.82         10.54(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                          0.66          0.69          0.70          1.24(a)
Expenses after expense reductions(f)(h)                                           0.60          0.60          0.60          0.60(a)
Net investment income (loss)                                                     (0.15)         0.96         (0.27)        (0.55)(a)
Portfolio turnover                                                                   1             1             0(u)          9
Net assets at end of period (000 Omitted)                                      $31,286       $23,713        $6,704          $741
--------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                                                                     CLASS R1                    CLASS R2
                                                                               ---------------------       ---------------------
                                                                                   YEARS ENDED 5/31           YEARS ENDED 5/31
                                                                                  2006       2005(i)          2006       2005(i)
Net asset value, beginning of period                                            $12.92        $12.93        $12.93        $12.93
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment loss(d)                                                        $(0.11)       $(0.03)       $(0.08)       $(0.02)
  Net realized and unrealized gain (loss) on investments                          1.66          0.02          1.68          0.02
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $1.55        $(0.01)        $1.60           $--
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.19)          $--        $(0.19)          $--
  From net realized gain on investments                                          (0.13)           --         (0.13)           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                    $(0.32)          $--        $(0.32)          $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $14.15        $12.92        $14.21        $12.93
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)                                                              12.03         (0.08)(n)     12.42          0.00(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                          1.36          1.39(a)       1.06          1.09(a)
Expenses after expense reductions(f)(h)                                           1.21          1.30(a)       0.86          1.00(a)
Net investment loss                                                              (0.79)        (1.29)(a)     (0.59)        (1.00)(a)
Portfolio turnover                                                                   1             1             1             1
Net assets at end of period (000 Omitted)                                       $4,093           $50        $1,579           $50
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                                                                                      YEARS ENDED 5/31
                                                                                            ------------------------------------
CLASS R3                                                                                        2006          2005       2004(i)
Net asset value, beginning of period                                                          $12.98        $12.09        $11.13
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(d)                                                             $(0.05)        $0.03        $(0.02)
  Net realized and unrealized gain (loss) on investments                                        1.67          1.00          0.98
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                               $1.62         $1.03         $0.96
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                                  $(0.18)       $(0.14)          $--
  From net realized gain on investments                                                        (0.13)        (0.00)(w)        --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                  $(0.31)       $(0.14)          $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $14.29        $12.98        $12.09
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)                                                                            12.52          8.54          8.63(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                                        0.91          0.94          0.93(a)
Expenses after expense reductions(f)(h)                                                         0.77          0.85          0.83(a)
Net investment income (loss)                                                                   (0.38)         0.31         (0.33)(a)
Portfolio turnover                                                                                 1             1             0(u)
Net assets at end of period (000 Omitted)                                                    $11,483        $1,978            $5
--------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                                                                     CLASS R4                    CLASS R5
                                                                               ---------------------       ---------------------
                                                                                   YEARS ENDED 5/31            YEARS ENDED 5/31
                                                                                  2006       2005(i)          2006       2005(i)
Net asset value, beginning of period                                            $13.07        $13.06        $13.07        $13.06
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment loss(d)                                                        $(0.02)       $(0.01)       $(0.01)       $(0.00)(w)
  Net realized and unrealized gain (loss) on investments                          1.69          0.02          1.74          0.01
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $1.67         $0.01         $1.73         $0.01
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.22)          $--        $(0.24)          $--
  From net realized gain on investments                                          (0.13)           --         (0.13)           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                    $(0.35)          $--        $(0.37)          $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $14.39        $13.07        $14.43        $13.07
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)                                                              12.82          0.08(n)      13.23          0.08(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                          0.56          0.59(a)       0.26          0.29(a)
Expenses after expense reductions(f)(h)                                           0.50          0.50(a)       0.20          0.20(a)
Net investment loss                                                              (0.15)        (0.50)(a)     (0.07)        (0.19)(a)
Portfolio turnover                                                                   1             1             1             1
Net assets at end of period (000 Omitted)                                       $7,251           $50       $67,013           $50
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                                                                               YEARS ENDED 5/31
                                                                              --------------------------------------------------
CLASS 529A                                                                        2006          2005          2004       2003(i)
Net asset value, beginning of period                                            $13.03        $12.10         $9.87         $9.13
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(d)                                               $(0.04)        $0.09        $(0.04)       $(0.04)
  Net realized and unrealized gain (loss) on investments                          1.69          0.96          2.27          0.78
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $1.65         $1.05         $2.23         $0.74
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.17)       $(0.12)          $--           $--
  From net realized gain on investments                                          (0.13)        (0.00)(w)        --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                    $(0.30)       $(0.12)          $--           $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $14.38        $13.03        $12.10         $9.87
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                           12.66          8.66         22.59          8.11(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                          0.76          0.79          0.80          1.34(a)
Expenses after expense reductions(f)(h)                                           0.70          0.70          0.70          0.70(a)
Net investment income (loss)                                                     (0.25)         0.75         (0.33)        (0.50)(a)
Portfolio turnover                                                                   1             1             0(u)          9
Net assets at end of period (000 Omitted)                                      $31,747       $22,247       $10,690        $2,552
--------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                                                                               YEARS ENDED 5/31
                                                                              --------------------------------------------------
CLASS 529B                                                                        2006          2005          2004       2003(i)
Net asset value, beginning of period                                            $12.82        $11.92         $9.79         $9.13
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(d)                                               $(0.12)        $0.02        $(0.11)       $(0.08)
  Net realized and unrealized gain (loss) on investments                          1.64          0.93          2.24          0.74
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $1.52         $0.95         $2.13         $0.66
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.09)       $(0.05)          $--           $--
  From net realized gain on investments                                          (0.13)        (0.00)(w)        --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                    $(0.22)       $(0.05)          $--           $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $14.12        $12.82        $11.92         $9.79
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                           11.82          7.98         21.76          7.23(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                          1.41          1.44          1.45          1.99(a)
Expenses after expense reductions(f)(h)                                           1.35          1.35          1.35          1.35(a)
Net investment income (loss)                                                     (0.89)         0.18         (0.96)        (1.16)(a)
Portfolio turnover                                                                   1             1             0(u)          9
Net assets at end of period (000 Omitted)                                      $22,559       $17,698       $12,133        $2,858
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                                                                               YEARS ENDED 5/31
                                                                              --------------------------------------------------
CLASS 529C                                                                        2006          2005          2004       2003(i)
Net asset value, beginning of period                                            $12.83        $11.94         $9.81         $9.13
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(d)                                               $(0.13)        $0.02        $(0.11)       $(0.08)
  Net realized and unrealized gain (loss) on investments                          1.66          0.93          2.24          0.76
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $1.53         $0.95         $2.13         $0.68
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.10)       $(0.06)          $--           $--
  From net realized gain on investments                                          (0.13)        (0.00)(w)        --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                    $(0.23)       $(0.06)          $--           $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $14.13        $12.83        $11.94         $9.81
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(t)                                                           11.94          7.95         21.71          7.45(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)(h)                                          1.41          1.44          1.45          1.99(a)
Expenses after expense reductions(f)(h)                                           1.35          1.35          1.35          1.35(a)
Net investment income (loss)                                                     (0.90)         0.18         (0.97)        (1.18)(a)
Portfolio turnover                                                                   1             1             0(u)          9
Net assets at end of period (000 Omitted)                                       $8,460        $5,221        $3,087          $807
--------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(i) For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C), October
    31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(u) Portfolio turnover is less than 1%.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund (the funds) are each a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each fund is a "fund of funds", which invests the majority of its assets in other MFS equity, fixed income, international, and money market mutual funds (underlying funds), which in turn may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

INVESTMENT VALUATIONS - Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies managed by the adviser are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which they are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which they are primarily traded. Options not traded on an exchange are generally valued at broker- dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine each fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of each fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, each fund's foreign equity securities may often be valued at fair value.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, each fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, each fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended May 31, 2006, is shown as a reduction of total expenses on the Statements of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by each fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and short-term capital gain distributions received from underlying funds.

The tax character of distributions declared to shareholders is as follows:

                                                                                                                      MFS AGGRESSIVE
                                                     MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                         MAY 31, 2006         MAY 31, 2006         MAY 31, 2006         MAY 31, 2006
Ordinary income (including any short-term capital
gains)                                                    $13,056,366          $38,088,066          $39,047,262          $10,030,854
Long-term capital gain                                      1,610,783            7,241,965           13,462,509            7,768,258
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       $14,667,149          $45,330,031          $52,509,771          $17,799,112

                                                                                                                      MFS AGGRESSIVE
                                                     MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                         MAY 31, 2005         MAY 31, 2005         MAY 31, 2005         MAY 31, 2005
Ordinary income (including any short-term capital
gains)                                                     $7,893,190          $19,390,963          $16,798,648           $4,256,262
Long-term capital gain                                         14,202               65,378              162,925              758,106
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        $7,907,392          $19,456,341          $16,961,573           $5,014,368

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                                                                                                      MFS AGGRESSIVE
                                                     MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
AS OF MAY 31, 2006                                    ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
Cost of investments                                     $587,265,655       $1,755,296,382       $1,930,698,039         $871,464,097
------------------------------------------------------------------------------------------------------------------------------------
Gross appreciation                                       $59,180,364         $221,853,354         $278,397,722         $144,404,013
Gross depreciation                                       (17,188,643)         (31,061,762)         (18,673,852)                  --
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)               $41,991,721         $190,791,592         $259,723,870         $144,404,013
Undistributed ordinary income                             $5,461,030          $10,920,927           $4,101,838             $764,601
Undistributed long-term capital gain                       6,604,393           22,573,598           33,867,566           14,294,619

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of each fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. MFS receives no compensation under this agreement.

The investment adviser has contractually agreed to pay a portion of each fund's operating expenses, exclusive of distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.10% annually of each fund's average daily net assets. This contractual fee arrangement will continue until October 1, 2006. For the year ended May 31, 2006, this reduction amounted to the following amounts for each fund and is reflected as a reduction of total expenses in the Statements of Operations:

                                                                  MFS AGGRESSIVE
     MFS CONSERVATIVE       MFS MODERATE          MFS GROWTH              GROWTH
      ALLOCATION FUND    ALLOCATION FUND     ALLOCATION FUND     ALLOCATION FUND

             $399,946           $441,248            $704,483            $482,993

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received the following amounts for the year ended May 31, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund.

                                                   CLASS A      CLASS 529A

    MFS Conservative Allocation Fund              $240,288         $20,723
    MFS Moderate Allocation Fund                   840,053          48,526
    MFS Growth Allocation Fund                   1,031,950          55,818
    MFS Aggressive Growth Allocation Fund          389,277          69,459

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                                 CLASS A
                                        ------------------------------------------------------------------------------------------
                                                                                          TOTAL           ANNUAL      DISTRIBUTION
                                         DISTRIBUTION              SERVICE         DISTRIBUTION        EFFECTIVE       AND SERVICE
                                             FEE RATE             FEE RATE              PLAN(D)          RATE(E)               FEE
MFS Conservative Allocation Fund                0.10%                0.25%                0.35%            0.35%          $856,541
MFS Moderate Allocation Fund                    0.10%                0.25%                0.35%            0.35%         2,536,458
MFS Growth Allocation Fund                      0.10%                0.25%                0.35%            0.35%         2,719,524
MFS Aggressive Growth Allocation Fund           0.10%                0.25%                0.35%            0.35%         1,301,837

                                                                                 CLASS B
                                        ------------------------------------------------------------------------------------------

                                                                                          TOTAL           ANNUAL      DISTRIBUTION
                                         DISTRIBUTION              SERVICE         DISTRIBUTION        EFFECTIVE       AND SERVICE
                                             FEE RATE             FEE RATE              PLAN(D)          RATE(E)               FEE
MFS Conservative Allocation Fund                0.75%                0.25%                1.00%            1.00%        $1,663,493
MFS Moderate Allocation Fund                    0.75%                0.25%                1.00%            1.00%         5,126,091
MFS Growth Allocation Fund                      0.75%                0.25%                1.00%            1.00%         5,394,682
MFS Aggressive Growth Allocation Fund           0.75%                0.25%                1.00%            1.00%         1,923,491

                                                                                 CLASS C
                                        ------------------------------------------------------------------------------------------
                                                                                          TOTAL           ANNUAL      DISTRIBUTION
                                         DISTRIBUTION              SERVICE         DISTRIBUTION        EFFECTIVE       AND SERVICE
                                             FEE RATE             FEE RATE              PLAN(D)          RATE(E)               FEE
MFS Conservative Allocation Fund                0.75%                0.25%                1.00%            1.00%        $1,259,419
MFS Moderate Allocation Fund                    0.75%                0.25%                1.00%            1.00%         3,806,003
MFS Growth Allocation Fund                      0.75%                0.25%                1.00%            1.00%         3,967,326
MFS Aggressive Growth Allocation Fund           0.75%                0.25%                1.00%            1.00%         1,447,909

                                                                                 CLASS R
                                        ------------------------------------------------------------------------------------------
                                                                                          TOTAL           ANNUAL      DISTRIBUTION
                                         DISTRIBUTION              SERVICE         DISTRIBUTION        EFFECTIVE       AND SERVICE
                                             FEE RATE             FEE RATE              PLAN(D)          RATE(E)               FEE
MFS Conservative Allocation Fund                0.25%                0.25%                0.50%            0.50%           $79,087
MFS Moderate Allocation Fund                    0.25%                0.25%                0.50%            0.50%           275,560
MFS Growth Allocation Fund                      0.25%                0.25%                0.50%            0.50%           284,550
MFS Aggressive Growth Allocation Fund           0.25%                0.25%                0.50%            0.50%           140,762

                                                                                CLASS R1
                                        ------------------------------------------------------------------------------------------
                                                                                          TOTAL           ANNUAL      DISTRIBUTION
                                         DISTRIBUTION              SERVICE         DISTRIBUTION        EFFECTIVE       AND SERVICE
                                             FEE RATE             FEE RATE              PLAN(D)          RATE(E)               FEE
MFS Conservative Allocation Fund                0.50%                0.25%                0.75%            0.75%            $3,774
MFS Moderate Allocation Fund                    0.50%                0.25%                0.75%            0.75%            13,875
MFS Growth Allocation Fund                      0.50%                0.25%                0.75%            0.75%            17,366
MFS Aggressive Growth Allocation Fund           0.50%                0.25%                0.75%            0.75%            13,153

                                                                                CLASS R2
                                        ------------------------------------------------------------------------------------------
                                                                                          TOTAL           ANNUAL      DISTRIBUTION
                                         DISTRIBUTION              SERVICE         DISTRIBUTION        EFFECTIVE       AND SERVICE
                                             FEE RATE             FEE RATE              PLAN(D)          RATE(E)               FEE
MFS Conservative Allocation Fund                0.25%                0.25%                0.50%            0.50%              $983
MFS Moderate Allocation Fund                    0.25%                0.25%                0.50%            0.50%             3,058
MFS Growth Allocation Fund                      0.25%                0.25%                0.50%            0.50%             9,097
MFS Aggressive Growth Allocation Fund           0.25%                0.25%                0.50%            0.50%             2,652

                                                                                CLASS R3
                                        ------------------------------------------------------------------------------------------
                                                                                          TOTAL           ANNUAL      DISTRIBUTION
                                         DISTRIBUTION              SERVICE         DISTRIBUTION        EFFECTIVE       AND SERVICE
                                             FEE RATE             FEE RATE              PLAN(D)          RATE(E)               FEE
MFS Conservative Allocation Fund                0.25%                0.25%                0.50%            0.50%            $6,503
MFS Moderate Allocation Fund                    0.25%                0.25%                0.50%            0.50%            34,586
MFS Growth Allocation Fund                      0.25%                0.25%                0.50%            0.50%            40,619
MFS Aggressive Growth Allocation Fund           0.25%                0.25%                0.50%            0.50%            23,864

                                                                                CLASS R4
                                        ------------------------------------------------------------------------------------------
                                                                                          TOTAL           ANNUAL      DISTRIBUTION
                                         DISTRIBUTION              SERVICE         DISTRIBUTION        EFFECTIVE       AND SERVICE
                                             FEE RATE             FEE RATE              PLAN(D)          RATE(E)               FEE
MFS Conservative Allocation Fund                   --                0.25%                0.25%            0.25%            $1,031
MFS Moderate Allocation Fund                       --                0.25%                0.25%            0.25%            16,838
MFS Growth Allocation Fund                         --                0.25%                0.25%            0.25%             6,508
MFS Aggressive Growth Allocation Fund              --                0.25%                0.25%            0.25%             4,876

                                                                               CLASS 529A
                                        ------------------------------------------------------------------------------------------
                                                                                          TOTAL           ANNUAL      DISTRIBUTION
                                         DISTRIBUTION              SERVICE         DISTRIBUTION        EFFECTIVE       AND SERVICE
                                             FEE RATE             FEE RATE              PLAN(D)          RATE(E)               FEE
MFS Conservative Allocation Fund                0.25%                0.25%                0.50%            0.35%           $55,294
MFS Moderate Allocation Fund                    0.25%                0.25%                0.50%            0.35%            95,646
MFS Growth Allocation Fund                      0.25%                0.25%                0.50%            0.35%           112,661
MFS Aggressive Growth Allocation Fund           0.25%                0.25%                0.50%            0.35%            96,386

                                                                               CLASS 529B
                                        ------------------------------------------------------------------------------------------
                                                                                          TOTAL           ANNUAL      DISTRIBUTION
                                         DISTRIBUTION              SERVICE         DISTRIBUTION        EFFECTIVE       AND SERVICE
                                             FEE RATE             FEE RATE              PLAN(D)          RATE(E)               FEE
MFS Conservative Allocation Fund                0.75%                0.25%                1.00%            1.00%           $17,310
MFS Moderate Allocation Fund                    0.75%                0.25%                1.00%            1.00%           137,709
MFS Growth Allocation Fund                      0.75%                0.25%                1.00%            1.00%           233,206
MFS Aggressive Growth Allocation Fund           0.75%                0.25%                1.00%            1.00%           208,923

                                                                               CLASS 529C
                                        ------------------------------------------------------------------------------------------
                                                                                          TOTAL           ANNUAL      DISTRIBUTION
                                         DISTRIBUTION              SERVICE         DISTRIBUTION        EFFECTIVE       AND SERVICE
                                             FEE RATE             FEE RATE              PLAN(D)          RATE(E)               FEE
MFS Conservative Allocation Fund                0.75%                0.25%                1.00%            1.00%           $93,542
MFS Moderate Allocation Fund                    0.75%                0.25%                1.00%            1.00%           122,511
MFS Growth Allocation Fund                      0.75%                0.25%                1.00%            1.00%           128,970
MFS Aggressive Growth Allocation Fund           0.75%                0.25%                1.00%            1.00%            70,091

                                                                                                                    MFS AGGRESSIVE
                                                MFS CONSERVATIVE          MFS MODERATE            MFS GROWTH                GROWTH
                                                 ALLOCATION FUND       ALLOCATION FUND       ALLOCATION FUND       ALLOCATION FUND
Total Distribution and Service Fees                   $4,036,977           $12,168,335           $12,914,509         $5,233,944

(d) In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2006 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by each fund.
    Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as each fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2006, were as follows:

                                                                                                                   MFS AGGRESSIVE
                                                  MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                   ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
Class A                                                     $5,157              $27,420              $27,199              $14,296
Class B                                                    367,909              992,857              920,203              326,869
Class C                                                     24,290               70,039               63,423               31,311
Class 529B                                                   1,446               10,155               19,993               13,113
Class 529C                                                     818                  128                  309                   91

Each fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in each fund's 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from each fund based solely upon the value of each fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of each fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees each fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended May 31, 2006, were as follows:

                                                                                                                   MFS AGGRESSIVE
                                                  MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                   ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
Class 529A                                                 $39,496              $68,318              $80,472              $68,847
Class 529B                                                   4,328               34,427               58,302               52,232
Class 529C                                                  23,385               30,628               32,242               17,523
---------------------------------------------------------------------------------------------------------------------------------
Total Program Manager Fees                                 $67,209             $133,373             $171,016             $138,602

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives payment from each fund for out-of-pocket and sub- accounting expenses paid by MFSC on behalf of each fund. For the year ended May 31, 2006, these costs amounted to the following:

                                                                                          MFS AGGRESSIVE
             MFS CONSERVATIVE             MFS MODERATE               MFS GROWTH                   GROWTH
              ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND
                     $300,550                 $712,804                 $825,175                 $375,389

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount and, until March 31, 2006, a fee based on calendar year average net assets. From July 1, 2005 through
March 31, 2006, each fund's annual fixed amount was $10,000. Effective April 1, 2006, each fund pays an annual fixed amount of
$17,500. The administrative services fee incurred for the year ended May 31, 2006, was equivalent to the following annual effective rates of each fund's average daily net assets:

                                                                                          MFS AGGRESSIVE
             MFS CONSERVATIVE             MFS MODERATE               MFS GROWTH                   GROWTH
              ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND
                      0.0102%                  0.0090%                  0.0088%                  0.0094%

In addition to the administrative services provided by MFS to each fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended May 31, 2006, each fund paid
MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                                         CLASS R1
                                                         ------------------------------------------------------------------------
                                                                                                   ANNUAL
                                                                         FEE RATE       EFFECTIVE RATE(G)            TOTAL AMOUNT
MFS Conservative Allocation Fund                                            0.45%                   0.36%                  $2,264
MFS Moderate Allocation Fund                                                0.45%                   0.35%                   8,325
MFS Growth Allocation Fund                                                  0.45%                   0.35%                  10,419
MFS Aggressive Growth Allocation Fund                                       0.45%                   0.36%                   7,892

                                                                                         CLASS R2
                                                         ------------------------------------------------------------------------
                                                                                                   ANNUAL
                                                                         FEE RATE       EFFECTIVE RATE(G)            TOTAL AMOUNT
MFS Conservative Allocation Fund                                            0.40%                   0.26%                    $786
MFS Moderate Allocation Fund                                                0.40%                   0.28%                   2,446
MFS Growth Allocation Fund                                                  0.40%                   0.25%                   7,278
MFS Aggressive Growth Allocation Fund                                       0.40%                   0.26%                   2,122

                                                                                         CLASS R3
                                                         ------------------------------------------------------------------------
                                                                                                   ANNUAL
                                                                         FEE RATE       EFFECTIVE RATE(G)            TOTAL AMOUNT
MFS Conservative Allocation Fund                                            0.25%                   0.16%                  $3,252
MFS Moderate Allocation Fund                                                0.25%                   0.17%                  17,293
MFS Growth Allocation Fund                                                  0.25%                   0.17%                  20,310
MFS Aggressive Growth Allocation Fund                                       0.25%                   0.17%                  11,932

                                                                                         CLASS R4
                                                         ------------------------------------------------------------------------
                                                                                                   ANNUAL
                                                                         FEE RATE       EFFECTIVE RATE(G)            TOTAL AMOUNT
MFS Conservative Allocation Fund                                            0.15%                   0.15%                    $619
MFS Moderate Allocation Fund                                                0.15%                   0.15%                  10,103
MFS Growth Allocation Fund                                                  0.15%                   0.15%                   3,905
MFS Aggressive Growth Allocation Fund                                       0.15%                   0.15%                   2,925

                                                                                         CLASS R5
                                                         ------------------------------------------------------------------------
                                                                                                   ANNUAL
                                                                         FEE RATE       EFFECTIVE RATE(G)            TOTAL AMOUNT
MFS Conservative Allocation Fund                                            0.10%                   0.10%                  $4,128
MFS Moderate Allocation Fund                                                0.10%                   0.10%                  10,968
MFS Growth Allocation Fund                                                  0.10%                   0.10%                  12,895
MFS Aggressive Growth Allocation Fund                                       0.10%                   0.10%                  28,648

                                                                                                                    MFS AGGRESSIVE
                                                       MFS CONSERVATIVE       MFS MODERATE           MFS GROWTH             GROWTH
                                                        ALLOCATION FUND    ALLOCATION FUND      ALLOCATION FUND    ALLOCATION FUND
Total Retirement Plan Administration Services Fees              $11,049            $49,135              $54,807            $53,519

(g) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the year ended May 31, 2006, this waiver amounted to the following and is reflected as a reduction of total expenses in the Statements of Operations.

                                                                                          MFS AGGRESSIVE
             MFS CONSERVATIVE             MFS MODERATE               MFS GROWTH                   GROWTH
              ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND
                       $1,850                   $8,330                  $11,759                   $6,298

TRUSTEES' AND OFFICERS' COMPENSATION - Each fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of the funds who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFD, and MFSC.

OTHER - Each fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance
Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended May 31, 2006, the fees paid to
Tarantino LLC amounted to the following:

                                                                                          MFS AGGRESSIVE
             MFS CONSERVATIVE             MFS MODERATE               MFS GROWTH                   GROWTH
              ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND
                       $4,570                  $11,828                  $12,553                   $5,696

MFS has agreed to reimburse each fund for a portion of the payments made by the funds to Tarantino LLC in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

                                                                                          MFS AGGRESSIVE
             MFS CONSERVATIVE             MFS MODERATE               MFS GROWTH                   GROWTH
              ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND
                       $3,540                  $10,409                  $11,000                   $4,995

(4) PORTFOLIO SECURITIES

Purchases and sales of shares of funds, within the MFS Family of Funds, aggregated the following:

                                                                                                                 MFS AGGRESSIVE
                                                MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                 ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
Purchases                                            $88,558,753         $344,438,378         $508,166,436         $276,475,870
-------------------------------------------------------------------------------------------------------------------------------
Sales                                                $26,434,466          $32,029,571           $6,765,654           $8,592,171
-------------------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each fund's shares were as follows:

MFS CONSERVATIVE ALLOCATION FUND                                             YEAR ENDED                       YEAR ENDED
                                                                            MAY 31, 2006                   MAY 31, 2005 (i)
                                                                  ------------------------------    -------------------------------
                                                                      SHARES           AMOUNT           SHARES          AMOUNT
SHARES SOLD
Class A                                                               8,071,800       $94,208,820       9,976,706     $111,633,747
Class B                                                               2,448,255        28,321,804       4,641,594       51,418,976
Class C                                                               3,449,150        39,866,036       4,242,259       47,037,942
Class I                                                                 774,180         9,080,878         764,806        8,620,684
Class R                                                                 537,946         6,245,947         878,787        9,847,965
Class R1                                                                160,777         1,865,515           4,452           50,000
Class R2                                                                 49,336           570,448           4,452           50,000
Class R3                                                                290,447         3,364,787          30,269          337,371
Class R4                                                                263,785         3,079,933           4,417           50,000
Class R5                                                              1,074,081        12,718,066           4,417           50,000
Class 529A                                                              664,767         7,716,074         643,464        7,209,665
Class 529B                                                               54,132           627,485          35,370          391,348
Class 529C                                                              443,911         5,095,945         317,856        3,513,253
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     18,282,567      $212,761,738      21,548,849     $240,210,951

SHARES ISSUED TO SHAREHOLDERS IN REINVESTMENT OF DISTRIBUTIONS
Class A                                                                 508,292        $5,865,683         293,278       $3,343,367
Class B                                                                 271,567         3,114,871         158,050        1,790,673
Class C                                                                 172,978         1,982,325          92,408        1,046,062
Class I                                                                  42,764           496,060          24,125          276,214
Class R                                                                  34,081           391,929          14,655          166,488
Class R1                                                                  1,252            14,201              --               --
Class R2                                                                    280             3,192              --               --
Class R3                                                                  3,032            34,565             218            2,452
Class R4                                                                    960            11,054              --               --
Class R5                                                                 23,251           268,084              --               --
Class 529A                                                               35,132           404,373          13,631          155,113
Class 529B                                                                2,663            30,494           1,399           15,814
Class 529C                                                               17,432           198,722           6,536           73,794
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      1,113,684       $12,815,553         604,300       $6,869,977

SHARES REACQUIRED
Class A                                                              (6,883,667)     $(80,574,896)     (4,696,453)    $(52,685,355)
Class B                                                              (3,117,673)      (36,143,986)     (2,747,974)     (30,552,593)
Class C                                                              (2,737,525)      (31,651,471)     (2,032,324)     (22,604,052)
Class I                                                                (507,046)       (5,968,130)       (395,942)      (4,476,978)
Class R                                                                (339,326)       (3,949,068)       (304,685)      (3,386,601)
Class R1                                                                (66,707)         (773,129)             --               --
Class R2                                                                (13,842)         (160,571)             --               --
Class R3                                                                (61,728)         (713,532)         (2,466)         (28,006)
Class R4                                                                (53,011)         (620,445)             --               --
Class R5                                                               (191,442)       (2,242,789)             --               --
Class 529A                                                             (283,234)       (3,300,695)       (111,883)      (1,251,403)
Class 529B                                                              (25,675)         (296,250)        (16,418)        (178,222)
Class 529C                                                             (169,715)       (1,949,666)       (101,850)      (1,126,470)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    (14,450,591)    $(168,344,628)    (10,409,995)   $(116,289,680)

NET CHANGE
Class A                                                               1,696,425       $19,499,607       5,573,531      $62,291,759
Class B                                                                (397,851)       (4,707,311)      2,051,670       22,657,056
Class C                                                                 884,603        10,196,890       2,302,343       25,479,952
Class I                                                                 309,898         3,608,808         392,989        4,419,920
Class R                                                                 232,701         2,688,808         588,757        6,627,852
Class R1                                                                 95,322         1,106,587           4,452           50,000
Class R2                                                                 35,774           413,069           4,452           50,000
Class R3                                                                231,751         2,685,820          28,021          311,817
Class R4                                                                211,734         2,470,542           4,417           50,000
Class R5                                                                905,890        10,743,361           4,417           50,000
Class 529A                                                              416,665         4,819,752         545,212        6,113,375
Class 529B                                                               31,120           361,729          20,351          228,940
Class 529C                                                              291,628         3,345,001         222,542        2,460,577
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      4,945,660       $57,232,663      11,743,154     $130,791,248

MFS MODERATE ALLOCATION FUND                                                 YEAR ENDED                       YEAR ENDED
                                                                            MAY 31, 2006                   MAY 31, 2005 (i)
                                                                  --------------------------------  -------------------------------
                                                                      SHARES           AMOUNT           SHARES          AMOUNT
SHARES SOLD
Class A                                                              22,167,439      $282,516,368      26,169,398     $312,609,594
Class B                                                               9,348,578       118,079,446      13,652,836      160,866,215
Class C                                                               9,595,446       121,094,845      11,306,949      133,626,397
Class I                                                               1,252,375        16,097,077       1,337,907       16,031,564
Class R                                                               1,357,785        17,215,856       2,274,346       26,911,733
Class R1                                                                392,974         4,969,983           4,320           51,970
Class R2                                                                200,490         2,579,613           4,156           50,000
Class R3                                                              1,567,315        19,994,964         267,112        3,135,168
Class R4                                                              4,575,109        59,306,295           4,126           50,000
Class R5                                                              2,375,821        30,759,274           4,125           50,000
Class 529A                                                              865,938        10,976,843       1,088,768       12,946,260
Class 529B                                                              467,993         5,857,050         443,467        5,185,787
Class 529C                                                              468,369         5,894,674         456,613        5,384,508
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     54,635,632      $695,342,288      57,014,123     $676,899,196

SHARES ISSUED TO SHAREHOLDERS IN REINVESTMENT OF DISTRIBUTIONS
Class A                                                               1,476,048       $18,598,185         708,573       $8,722,530
Class B                                                                 840,633        10,524,722         369,766        4,525,919
Class C                                                                 492,580         6,157,249         194,180        2,374,826
Class I                                                                  90,483         1,148,236          49,101          608,357
Class R                                                                 103,673         1,301,087          41,796          512,834
Class R1                                                                  4,371            54,213              --               --
Class R2                                                                    139             1,745              --               --
Class R3                                                                 12,222           152,649           2,630           32,166
Class R4                                                                  7,584            95,325              --               --
Class R5                                                                 55,025           692,211              --               --
Class 529A                                                               58,112           729,575          23,334          286,545
Class 529B                                                               24,439           304,261           7,392           90,079
Class 529C                                                               21,165           262,954           7,630           92,666
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      3,186,474       $40,022,412       1,404,402      $17,245,922

SHARES REACQUIRED
Class A                                                             (15,734,431)    $(201,253,008)    (10,539,954)   $(125,957,872)
Class B                                                              (7,564,876)      (95,776,271)     (5,253,668)     (62,014,208)
Class C                                                              (5,489,509)      (69,436,624)     (3,890,231)     (45,912,613)
Class I                                                                (861,892)      (11,065,893)       (714,075)      (8,615,027)
Class R                                                                (875,258)      (11,148,036)       (703,988)      (8,358,563)
Class R1                                                                (31,569)         (400,526)             --               --
Class R2                                                                (47,821)         (593,507)             --               --
Class R3                                                               (370,461)       (4,730,188)       (136,520)      (1,607,068)
Class R4                                                             (2,390,028)      (30,845,119)             --               --
Class R5                                                               (219,576)       (2,833,901)             --               --
Class 529A                                                             (552,186)       (6,999,053)       (375,514)      (4,430,081)
Class 529B                                                              (82,901)       (1,049,370)        (48,344)        (564,596)
Class 529C                                                             (253,411)       (3,176,705)       (200,139)      (2,357,129)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    (34,473,919)    $(439,308,201)    (21,862,433)   $(259,817,157)

NET CHANGE
Class A                                                               7,909,056       $99,861,545      16,338,017     $195,374,252
Class B                                                               2,624,335        32,827,897       8,768,934      103,377,926
Class C                                                               4,598,517        57,815,470       7,610,898       90,088,610
Class I                                                                 480,966         6,179,420         672,933        8,024,894
Class R                                                                 586,200         7,368,907       1,612,154       19,066,004
Class R1                                                                365,776         4,623,670           4,320           51,970
Class R2                                                                152,808         1,987,851           4,156           50,000
Class R3                                                              1,209,076        15,417,425         133,222        1,560,266
Class R4                                                              2,192,665        28,556,501           4,126           50,000
Class R5                                                              2,211,270        28,617,584           4,125           50,000
Class 529A                                                              371,864         4,707,365         736,588        8,802,724
Class 529B                                                              409,531         5,111,941         402,515        4,711,270
Class 529C                                                              236,123         2,980,923         264,104        3,120,045
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     23,348,187      $296,056,499      36,556,092     $434,327,961

MFS GROWTH ALLOCATION FUND

SHARES SOLD
Class A                                                              25,773,331      $355,179,939      26,938,189     $337,924,578
Class B                                                              12,642,734       172,346,253      15,661,221      193,212,129
Class C                                                              10,865,274       148,004,980      11,540,469      143,073,766
Class I                                                               1,484,132        20,462,906       1,722,787       21,516,637
Class R                                                               1,385,603        18,985,777       2,608,269       32,536,180
Class R1                                                                443,899         6,048,784           3,937           50,000
Class R2                                                                508,657         7,031,034           3,937           50,000
Class R3                                                              1,491,475        20,679,381         242,076        3,005,228
Class R4                                                              1,119,948        15,679,792           3,894           50,000
Class R5                                                              2,497,437        35,074,584           3,894           50,000
Class 529A                                                              916,087        12,525,525       1,172,705       14,722,081
Class 529B                                                              640,866         8,649,782         731,191        8,940,525
Class 529C                                                              351,601         4,764,231         328,553        4,044,056
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     60,121,044      $825,432,968      60,961,122     $759,175,180

SHARES ISSUED TO SHAREHOLDERS IN REINVESTMENT OF DISTRIBUTIONS
Class A                                                               1,574,156       $21,424,255         576,559       $7,558,701
Class B                                                                 919,835        12,390,188         301,421        3,915,326
Class C                                                                 547,777         7,373,078         160,812        2,087,347
Class I                                                                 116,976         1,599,058          51,923          683,293
Class R                                                                 117,807         1,600,956          37,255          487,666
Class R1                                                                  7,510           100,261              --               --
Class R2                                                                  2,221            29,719              --               --
Class R3                                                                 14,515           195,662           1,738           22,638
Class R4                                                                  3,434            46,573              --               --
Class R5                                                                 62,643           851,939              --               --
Class 529A                                                               68,169           924,030          20,037          261,881
Class 529B                                                               39,285           526,398          11,519          148,941
Class 529C                                                               22,920           307,123           6,527           84,396
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      3,497,248       $47,369,240       1,167,791      $15,250,189

SHARES REACQUIRED
Class A                                                             (14,042,450)    $(193,927,867)     (9,204,606)   $(115,739,243)
Class B                                                              (6,391,756)      (87,202,639)     (4,402,538)     (54,558,382)
Class C                                                              (4,797,494)      (65,390,351)     (3,325,687)     (41,117,558)
Class I                                                                (930,248)      (12,860,160)       (697,055)      (8,834,861)
Class R                                                                (927,872)      (12,879,305)       (512,976)      (6,400,556)
Class R1                                                                (75,245)       (1,043,042)             --               --
Class R2                                                                (26,921)         (375,422)             --               --
Class R3                                                               (277,029)       (3,813,036)        (12,261)        (155,361)
Class R4                                                               (208,123)       (2,903,450)             --               --
Class R5                                                               (190,260)       (2,696,691)             --               --
Class 529A                                                             (431,214)       (5,912,442)       (282,543)      (3,481,895)
Class 529B                                                             (358,849)       (4,829,124)       (266,116)      (3,242,733)
Class 529C                                                             (138,786)       (1,872,691)       (112,307)      (1,388,305)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    (28,796,247)    $(395,706,220)    (18,816,089)   $(234,918,894)

NET CHANGE
Class A                                                              13,305,037      $182,676,327      18,310,142     $229,744,036
Class B                                                               7,170,813        97,533,802      11,560,104      142,569,073
Class C                                                               6,615,557        89,987,707       8,375,594      104,043,555
Class I                                                                 670,860         9,201,804       1,077,655       13,365,069
Class R                                                                 575,538         7,707,428       2,132,548       26,623,290
Class R1                                                                376,164         5,106,003           3,937           50,000
Class R2                                                                483,957         6,685,331           3,937           50,000
Class R3                                                              1,228,961        17,062,007         231,553        2,872,505
Class R4                                                                915,259        12,822,915           3,894           50,000
Class R5                                                              2,369,820        33,229,832           3,894           50,000
Class 529A                                                              553,042         7,537,113         910,199       11,502,067
Class 529B                                                              321,302         4,347,056         476,594        5,846,733
Class 529C                                                              235,735         3,198,663         222,773        2,740,147
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     34,822,045      $477,095,988      43,312,824     $539,506,475

MFS AGGRESSIVE GROWTH ALLOCATION FUND

SHARES SOLD
Class A                                                              15,894,854      $224,702,573      13,271,834     $168,137,530
Class B                                                               5,498,915        78,192,933       5,734,119       71,582,515
Class C                                                               4,159,829        58,875,855       4,203,855       52,535,373
Class I                                                               1,411,094        20,281,733       1,659,711       21,013,481
Class R                                                                 797,615        11,447,741       1,690,379       21,129,004
Class R1                                                                307,396         4,358,866           3,867           50,000
Class R2                                                                110,603         1,609,360           3,867           50,000
Class R3                                                                810,306        11,782,708         158,334        2,004,171
Class R4                                                                724,147        10,486,448           3,828           50,000
Class R5                                                              5,203,591        75,503,942           3,829           50,000
Class 529A                                                              816,363        11,622,356         999,339       12,752,583
Class 529B                                                              482,364         6,720,295         621,241        7,683,006
Class 529C                                                              268,195         3,761,841         187,509        2,334,475
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     36,485,272      $519,346,651      28,541,712     $359,372,138

SHARES ISSUED TO SHAREHOLDERS IN REINVESTMENT OF DISTRIBUTIONS
Class A                                                                 498,262        $7,060,384         187,770       $2,527,387
Class B                                                                 220,351         3,089,322          58,413          779,015
Class C                                                                 134,848         1,889,216          33,525          446,893
Class I                                                                  76,831         1,097,144          34,192          463,650
Class R                                                                  40,636           574,176          13,375          179,630
Class R1                                                                  3,003            41,783              --               --
Class R2                                                                    430             6,009              --               --
Class R3                                                                  6,720            94,146             411            5,504
Class R4                                                                  2,763            39,040              --               --
Class R5                                                                111,560         1,578,570              --               --
Class 529A                                                               41,269           581,840          11,391          152,816
Class 529B                                                               23,126           321,643           4,972           65,882
Class 529C                                                                8,493           118,216           1,653           21,934
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      1,168,292       $16,491,489         345,702       $4,642,711

SHARES REACQUIRED
Class A                                                             (11,407,575)    $(163,590,527)     (5,233,266)    $(66,357,082)
Class B                                                              (2,655,396)      (37,602,584)     (2,052,136)     (25,626,705)
Class C                                                              (2,266,475)      (32,009,799)     (2,094,106)     (26,130,836)
Class I                                                                (892,212)      (12,772,807)       (818,758)     (10,461,615)
Class R                                                                (482,859)       (6,950,033)       (438,754)      (5,479,298)
Class R1                                                                (25,122)         (362,546)             --               --
Class R2                                                                 (3,766)          (54,492)             --               --
Class R3                                                               (165,817)       (2,387,123)         (6,825)         (87,171)
Class R4                                                               (226,992)       (3,246,921)             --               --
Class R5                                                               (675,579)      (10,028,125)             --               --
Class 529A                                                             (356,459)       (5,049,709)       (187,257)      (2,358,476)
Class 529B                                                             (289,151)       (4,045,255)       (263,248)      (3,212,168)
Class 529C                                                              (84,803)       (1,194,964)        (40,835)        (504,829)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    (19,532,206)    $(279,294,885)    (11,135,185)   $(140,218,180)

NET CHANGE
Class A                                                               4,985,541       $68,172,430       8,226,338     $104,307,835
Class B                                                               3,063,870        43,679,671       3,740,396       46,734,825
Class C                                                               2,028,202        28,755,272       2,143,274       26,851,430
Class I                                                                 595,713         8,606,070         875,145       11,015,516
Class R                                                                 355,392         5,071,884       1,265,000       15,829,336
Class R1                                                                285,277         4,038,103           3,867           50,000
Class R2                                                                107,267         1,560,877           3,867           50,000
Class R3                                                                651,209         9,489,731         151,920        1,922,504
Class R4                                                                499,918         7,278,567           3,828           50,000
Class R5                                                              4,639,572        67,054,387           3,829           50,000
Class 529A                                                              501,173         7,154,487         823,473       10,546,923
Class 529B                                                              216,339         2,996,683         362,965        4,536,720
Class 529C                                                              191,885         2,685,093         148,327        1,851,580
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     18,121,358      $256,543,255      17,752,229     $223,796,669

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.

(6) LINE OF CREDIT

Each fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the funds and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to each fund for the year ended May 31, 2006, was equal to the following and is included in miscellaneous expense on the Statements of Operations. None of the funds had significant borrowings during the year ended May 31,
2006.

                                                                                          MFS AGGRESSIVE
             MFS CONSERVATIVE             MFS MODERATE               MFS GROWTH                   GROWTH
              ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND
                       $4,632                  $14,443                  $14,654                   $7,724

(7) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the each fund's transactions in the securities of these issuers during the year ended May 31, 2006, is set forth below:

MFS CONSERVATIVE ALLOCATION FUND

                                                           BEGINNING         ACQUISITIONS         DISPOSITIONS               ENDING
AFFILIATE                                           SHARE/PAR AMOUNT    SHARES/PAR AMOUNT    SHARES/PAR AMOUNT     SHARE/PAR AMOUNT
MFS Intermediate Investment Grade Bond Fund                8,276,610            1,537,060             (35,671)            9,777,999
MFS Limited Maturity Fund                                 17,177,552            2,950,724            (172,101)           19,956,175
MFS Money Market Fund                                     55,517,382            8,661,756            (801,581)           63,377,557

                                                                             CAPITAL GAIN
                                                            REALIZED   DISTRIBUTIONS FROM             DIVIDEND               ENDING
AFFILIATE                                                GAIN (LOSS)     UNDERLYING FUNDS               INCOME                VALUE
MFS Intermediate Investment Grade Bond Fund                $(27,618)                  $--           $4,128,744          $94,944,369
MFS Limited Maturity Fund                                   (83,887)                   --            5,240,233          126,522,150
MFS Money Market Fund                                            --                    --            2,279,421           63,377,557
-----------------------------------------------------------------------------------------------------------------------------------
                                                          $(111,505)                  $--          $11,648,398         $284,844,076

MFS MODERATE ALLOCATION FUND
                                                           BEGINNING         ACQUISITIONS         DISPOSITIONS               ENDING
AFFILIATE                                           SHARE/PAR AMOUNT    SHARES/PAR AMOUNT    SHARES/PAR AMOUNT     SHARE/PAR AMOUNT
MFS Government Securities Fund                            16,202,667            5,341,205            (156,054)           21,387,818
MFS High Income Fund                                      20,742,834            5,427,414            (181,415)           25,988,833
MFS Intermediate Investment Grade Bond Fund               15,575,959            4,955,078            (152,643)           20,378,394
MFS Mid Cap Growth Fund                                    9,408,347            1,031,210            (276,345)           10,163,212
MFS Mid Cap Value Fund                                     5,920,839            1,345,062            (206,506)            7,059,395
MFS Money Market Fund                                     78,362,420           21,508,660            (783,990)           99,087,090
MFS Research Bond Fund                                    15,183,827            5,099,338            (139,656)           20,143,509
MFS Research Fund                                         11,707,322            1,436,709            (123,916)           13,020,115
MFS Research International Fund                           10,028,894            1,176,984            (808,739)           10,397,139
MFS Strategic Growth Fund                                  8,445,297            1,433,104             (93,332)            9,785,069

                                                                             CAPITAL GAIN
                                                            REALIZED   DISTRIBUTIONS FROM             DIVIDEND               ENDING
AFFILIATE                                                GAIN (LOSS)     UNDERLYING FUNDS               INCOME                VALUE
MFS Government Securities Fund                            $(128,334)                  $--           $8,037,788         $197,837,317
MFS High Income Fund                                        (37,335)                   --            6,956,134           98,757,567
MFS Intermediate Investment Grade Bond Fund                (135,210)                   --            8,159,252          197,874,210
MFS Mid Cap Growth Fund                                     229,442                    --                   --           93,095,026
MFS Mid Cap Value Fund                                      247,670             9,591,123                   --           96,290,151
MFS Money Market Fund                                            --                    --            3,394,937           99,087,090
MFS Research Bond Fund                                     (143,947)              149,230            9,651,136          197,607,823
MFS Research Fund                                           299,512                    --            1,244,204          286,182,128
MFS Research International Fund                           2,248,930            13,505,739            1,729,603          197,961,519
MFS Strategic Growth Fund                                    81,398                    --                   --          186,699,124
-----------------------------------------------------------------------------------------------------------------------------------
                                                         $2,662,126           $23,246,092          $39,173,054       $1,651,391,955

MFS GROWTH ALLOCATION FUND

                                                           BEGINNING         ACQUISITIONS         DISPOSITIONS               ENDING
AFFILIATE                                           SHARE/PAR AMOUNT    SHARES/PAR AMOUNT    SHARES/PAR AMOUNT     SHARE/PAR AMOUNT
MFS Government Securities Fund                             8,159,868            4,097,936               18,134           12,239,670
MFS High Income Fund                                      20,795,443            8,929,619               42,721           29,682,341
MFS Mid Cap Growth Fund                                   18,832,136            4,519,730               14,360           23,337,506
MFS Mid Cap Value Fund                                    11,862,527            4,257,697               65,587           16,054,637
MFS Research Bond Fund                                    15,288,367            7,792,775               35,158           23,045,984
MFS Research Fund                                          7,813,452            2,073,158                5,060            9,881,550
MFS Research International Fund                           15,140,351            2,164,780              172,269           17,132,862
MFS Strategic Growth Fund                                 12,679,468            4,186,745               17,140           16,849,073

                                                                             CAPITAL GAIN
                                                            REALIZED   DISTRIBUTIONS FROM             DIVIDEND               ENDING
AFFILIATE                                                GAIN (LOSS)     UNDERLYING FUNDS               INCOME                VALUE
MFS Government Securities Fund                             $(11,075)                  $--           $4,317,208         $113,216,950
MFS High Income Fund                                         (7,558)                   --            7,445,649          112,792,897
MFS Mid Cap Growth Fund                                         403                    --                   --          213,771,554
MFS Mid Cap Value Fund                                      (18,114)           20,454,944                   --          218,985,251
MFS Research Bond Fund                                      (27,019)              159,844           10,350,653          226,081,102
MFS Research Fund                                             3,694                    --              874,441          217,196,467
MFS Research International Fund                             138,461            21,543,365            2,758,934          326,209,692
MFS Strategic Growth Fund                                     3,267                    --                   --          321,480,319
-----------------------------------------------------------------------------------------------------------------------------------
                                                            $82,059           $42,158,153          $25,746,885       $1,749,734,232

MFS AGGRESSIVE GROWTH ALLOCATION FUND
                                                           BEGINNING         ACQUISITIONS         DISPOSITIONS               ENDING
AFFILIATE                                           SHARE/PAR AMOUNT    SHARES/PAR AMOUNT    SHARES/PAR AMOUNT     SHARE/PAR AMOUNT
MFS Mid Cap Growth Fund                                   12,149,073            4,368,412               59,530           16,457,955
MFS Mid Cap Value Fund                                     7,669,057            3,611,781               44,585           11,236,253
MFS New Discovery Fund                                     2,240,209              540,219               36,818            2,743,610
MFS Strategic Growth Fund                                  7,276,890            3,358,026               95,093           10,539,823

                                                                             CAPITAL GAIN
                                                            REALIZED   DISTRIBUTIONS FROM             DIVIDEND               ENDING
AFFILIATE                                                GAIN (LOSS)     UNDERLYING FUNDS               INCOME                VALUE
MFS Mid Cap Growth Fund                                      $23,493                  $--                  $--         $150,754,866
MFS Mid Cap Value Fund                                        37,071           14,001,770                   --          153,262,486
MFS New Discovery Fund                                         6,362                   --                   --           50,208,070
MFS Strategic Growth Fund                                     53,915                   --                   --          201,099,832
-----------------------------------------------------------------------------------------------------------------------------------
                                                            $120,841          $14,001,770                  $--         $555,325,254

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust X and Shareholders of MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund:

We have audited the accompanying statements of assets and liabilities of MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund (the Funds) (four of the portfolios comprising MFS Series Trust X), including the portfolios of investments, as of May 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the Funds' custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at May 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ ERNST & YOUNG LLP

Boston, Massachusetts
July 24, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of July 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston
Street, Boston, Massachusetts 02116.


                            POSITION(s) HELD    TRUSTEE/OFFICER           PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH             WITH FUND           SINCE(H)                                OTHER DIRECTORSHIPS(J)
-------------------         ----------------    ---------------          -----------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)      Trustee                February 2004   Massachusetts Financial Services Company, Chief Executive Officer,
(born 10/20/63)                                                  President, Chief Investment Officer and Director

Robert C. Pozen(k)        Trustee                February 2004   Massachusetts Financial Services Company, Chairman (since February
(born 08/08/46)                                                  2440); Secretary of Economic Affairs, The Commonwealth of
                                                                 Massachusetts (January 2002 to December 2002); Fidelity
                                                                 Investments, Vice Chairman (June 2000 to December 2001); Fidelity
                                                                 Management & Research Company (investment adviser), President
                                                                 (March 1997 to July 2001); Bell Canada Enterprises
                                                                 (telecommunications), Director; Medtronic, Inc. (medical
                                                                 technology), Director; Telesat (satellite communications),
                                                                 Director

INDEPENDENT TRUSTEES
J. Atwood Ives            Trustee and Chair of   February 1992   Private investor; Eastern Enterprises (diversified services
(born 05/01/36)           Trustees                               company), Chairman, Trustee and Chief Executive Officer (until
                                                                 November 2000)

Robert E. Butler(n)       Trustee                January 2006    Consultant - regulatory and compliance matters (since July 2002);
(born 11/29/41)                                                  PricewaterhouseCoopers LLP (professional services firm), Partner
                                                                 (November 2000 until June 2002)

Lawrence H. Cohn, M.D.    Trustee                August 1993     Brigham and Women's Hospital, Senior Cardiac Surgeon, Chief of
(born 03/11/37)                                                  Cardiac Surgery (until 2005); Harvard Medical School, Professor of
                                                                 Surgery;Brigham and Women's Hospital Physicians' Organization,
                                                                 Chair (2000 to 2004)

David H. Gunning          Trustee                January 2004    Cleveland-Cliffs Inc. (mining products and service provider), Vice
(born 05/30/42)                                                  Chairman/Director (since April 2001); Encinitos Ventures (private investment company), Principal (1997 to April 2001); Lincoln
                                                                 Electric Holdings, Inc. (welding equipment manufacturer), Director

William R. Gutow          Trustee                December 1993   Private investor and real estate consultant; Capitol Entertainment
(born 09/27/41)                                                  Management Company (video franchise), Vice Chairman

Michael Hegarty           Trustee                December 2004   Retired; AXA Financial (financial services and insurance), Vice
(born 12/21/44)                                                  Chairman and Chief Operating Officer (until May 2001); The E quitable Life Assurance Society (insurance), President and Chief
                                                                 Operating Officer (until May 2001)

Lawrence T. Perera        Trustee                July 1981       Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt          Trustee                August 1993     Insight Resources, Inc. (acquisition planning specialists),
(born 09/23/38)                                                  President; Wellfleet Investments (investor in health care
                                                                 companies), Managing General Partner (since 1993); Cambridge
                                                                 Nutraceuticals (professional nutritional products), Chief
                                                                 Executive Officer (until May 2001)

Laurie J. Thomsen         Trustee                March 2005      Private investor; Prism Venture Partners (venture capital),
(born 08/05/57)                                                  Co-founder and General Partner (until June 2004); St. Paul
                                                                 Travelers Companies (commercial property liability insurance),
                                                                 Director

Robert W. Uek             Trustee                January 2006    Retired (since 1999); PricewaterhouseCoopers LLP (professional
(born 05/18/41)                                                  services firm), Partner (until 1999); Consultant to investment company industry (since 2000); TT International Funds (mutual fund complex), Trustee (2000 until 2005); Hillview Investment Trust II
                                                                 Funds (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)         President              November 2005   Massachusetts Financial Services Company, Executive Vice President
(born 12/01/58)                                                  and Chief Regulatory Officer (since March 2004); Fidelity
                                                                 Management & Research Company, Vice President (prior to March
                                                                 2004); Fidelity Group of Funds, President and Treasurer (prior to
                                                                 March 2004)

Tracy Atkinson(k)         Treasurer              September 2005  Massachusetts Financial Services Company, Senior Vice President
(born 12/30/64)                                                  (since September 2004); PricewaterhouseCoopers LLP, Partner (prior to September 2004)

Christopher R. Bohane(k)  Assistant Secretary    July 2005       Massachusetts Financial Services Company, Vice President and Senior
(born 1/18/74)            and Assistant Clerk                    Counsel (since April 2003); Kirkpatrick & Lockhart LLP (law firm),
                                                                 Associate (prior to April 2003)

Ethan D. Corey(k)         Assistant Secretary    July 2005       Massachusetts Financial Services Company, Special Counsel (since
(born 11/21/63)           and Assistant Clerk                    December 2004); Dechert LLP (law firm), Counsel (prior to
                                                                 December 2004)

David L. DiLorenzo(k)     Assistant Treasurer    July 2005       Massachusetts Financial Services Company, Vice President (since
(born 8/10/68)                                                   June 2005); JP Morgan Investor Services, Vice President (prior to
                                                                 June 2005)

Timothy M. Fagan(k)       Assistant Secretary    September 2005  Massachusetts Financial Services Company, Vice President and Senior
(born 7/10/68)            and Assistant Clerk                    Counsel (since September 2005); John Hancock Advisers, LLC, Vice
                                                                 President and Chief Compliance Officer (September 2004 to August
                                                                 2005), Senior Attorney (prior to September 2004); John Hancock
                                                                 Group of Funds, Vice President and Chief Compliance Officer
                                                                 (September 2004 to December 2004)

Mark D. Fischer(k)        Assistant Treasurer    July 2005       Massachusetts Financial Services Company, Vice President (since May
(born 10/27/70)                                                  2005); JP Morgan Investment Management Company, Vice President
                                                                 (prior to May 2005)

Brian E. Langenfeld(k)    Assistant Secretary    May 2006        Massachusetts Financial Services Company, Assistant Vice President
(born 03/07/73)           and Assistant Clerk                    and Counsel (since May 2006); John Hancock Advisers, LLC, Assistant
                                                                 Vice President and Counsel (May 2005 to April 2006); John Hancock
                                                                 Advisers, LLC, Attorney and Assistant Secretary (prior to May
                                                                 2005)

Ellen Moynihan(k)         Assistant Treasurer    April 1997      Massachusetts Financial Services Company, Senior Vice President
(born 11/13/57)

Susan S. Newton(k)        Assistant Secretary    May 2005        Massachusetts Financial Services Company, Senior Vice President and
(born 03/07/50)           and Assistant Clerk                    Associate General Counsel (since April 2005); John Hancock
                                                                 Advisers, LLC, Senior Vice President, Secretary and Chief Legal
                                                                 Officer (prior to April 2005); John Hancock Group of Funds, Senior
                                                                 Vice President, Secretary and Chief Legal Officer (prior to April
                                                                 2005)

Susan A. Pereira(k)       Assistant Secretary    July 2005       Massachusetts Financial Services Company, Vice President and Senior
(born 11/05/70)           and Assistant Clerk                    Counsel (since June 2004); Bingham McCutchen LLP (law firm),
                                                                 Associate (prior to June 2004)

Mark N. Polebaum(k)       Secretary and Clerk    January 2006    Massachusetts Financial Services Company, Executive Vice President,
(born 05/01/52)                                                  General Counsel and Secretary (since January 2006); Wilmer Cutler
                                                                 PickeringHale and Dorr LLP (law firm), Partner (prior to January
                                                                 2006)

Frank L. Tarantino        Independent Chief      June 2004       Tarantino LLC (provider of compliance services), Principal (since
(born 03/07/44)           Compliance Officer                     June 2004); CRA Business Strategies Group (consulting services),
                                                                 Executive Vice President (April 2003 to June 2004); David L.
                                                                 Babson & Co. (investment adviser), Managing Director, Chief
                                                                 Administrative Officer and Director (prior to March 2003)

James O. Yost(k)          Assistant Treasurer    September 1990  Massachusetts Financial Services Company, Senior Vice President
(born 06/12/60)

--------------

(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.

(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").

(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler,
Ives, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2006, the
Trustees served as board members of 98 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                           CUSTODIAN
Massachusetts Financial Services Company                     State Street Bank and Trust Company
500 Boylston Street, Boston, MA                              225 Franklin Street, Boston, MA 02110
02116-3741
                                                             INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                                  ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                  Ernst & Young LLP
500 Boylston Street, Boston, MA                              200 Clarendon Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
Joseph C. Flaherty, Jr.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

Each fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The funds designate the following amounts as capital gain dividends paid during the fiscal year:

                                                                CAPITAL
                                                                 GAIN
                                                               DIVIDENDS

MFS Conservative Allocation Fund                              $2,931,081
MFS Moderate Allocation Fund                                  10,884,068
MFS Growth Allocation Fund                                    16,972,437
MFS Aggressive Growth Allocation Fund                         10,818,785

For corporate shareholders, the following percentages of each funds' ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction:

                                                               DIVIDENDS
                                                               RECEIVED
                                                              DEDUCTIONS

MFS Conservative Allocation Fund                                13.91%
MFS Moderate Allocation Fund                                    13.96%
MFS Growth Allocation Fund                                      13.09%
MFS Aggressive Growth Allocation Fund                           21.48%

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

Please refer to mfs.com for additional information regarding the underlying funds.

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2006 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            AAF-ANN-07/06 280M

MFS(R) INTERNATIONAL VALUE FUND                            5/31/06

ANNUAL REPORT

------------------------------------------------------------------

LETTER FROM THE CEO                         1
---------------------------------------------
PORTFOLIO COMPOSITION                       2
---------------------------------------------
MANAGEMENT REVIEW                           3
---------------------------------------------
PERFORMANCE SUMMARY                         6
---------------------------------------------
EXPENSE TABLE                               9
---------------------------------------------
PORTFOLIO OF INVESTMENTS                   11
---------------------------------------------
FINANCIAL STATEMENTS                       17
---------------------------------------------
NOTES TO FINANCIAL STATEMENTS              26
---------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                     34
---------------------------------------------
TRUSTEES AND OFFICERS                      35
---------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                         40
---------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                                40
---------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE             40
---------------------------------------------
CONTACT INFORMATION                BACK COVER
---------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(R)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 17, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

PORTFOLIO STRUCTURE

              Common Stocks                              94.6%
              Cash & Other Net Assets                     3.8%
              Preferred Stocks                            1.6%

              TOP TEN HOLDINGS

              Nestle S.A.                                 3.1%
              ------------------------------------------------
              TOTAL S.A., ADR                             2.2%
              ------------------------------------------------
              Vodafone Group PLC                          2.2%
              ------------------------------------------------
              Tokyo Gas Co. Ltd.                          2.1%
              ------------------------------------------------
              Royal Dutch Shell PLC                       2.0%
              ------------------------------------------------
              TNT N.V.                                    1.9%
              ------------------------------------------------
              GlaxoSmithKline PLC                         1.8%
              ------------------------------------------------
              Syngenta AG                                 1.7%
              ------------------------------------------------
              Royal Bank of Scotland Group PLC            1.6%
              ------------------------------------------------
              Henkel KGaA                                 1.6%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         20.8%
              ------------------------------------------------
              Utilities & Communications                 12.2%
              ------------------------------------------------
              Consumer Staples                           11.4%
              ------------------------------------------------
              Autos & Housing                             8.7%
              ------------------------------------------------
              Energy                                      7.7%
              ------------------------------------------------
              Health Care                                 7.7%
              ------------------------------------------------
              Retailing                                   6.9%
              ------------------------------------------------
              Leisure                                     5.6%
              ------------------------------------------------
              Technology                                  5.3%
              ------------------------------------------------
              Basic Materials                             5.9%
              ------------------------------------------------
              Transportation                              2.6%
              ------------------------------------------------
              Industrial Goods & Services                 1.4%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United Kingdom                             21.0%
              ------------------------------------------------
              Japan                                      19.4%
              ------------------------------------------------
              France                                     15.1%
              ------------------------------------------------
              Switzerland                                 7.8%
              ------------------------------------------------
              Germany                                     7.3%
              ------------------------------------------------
              Netherlands                                 5.2%
              ------------------------------------------------
              Sweden                                      4.0%
              ------------------------------------------------
              South Korea                                 3.7%
              ------------------------------------------------
              Norway                                      3.0%
              ------------------------------------------------
              Other Countries                            13.5%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/06.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended May 31, 2006, Class A shares of the MFS International Value Fund provided a total return of 30.04%, at net asset value. This compares with a return of 30.31% for the fund's benchmark, the MSCI EAFE Value Index. The MSCI EAFE Value Index became the fund's benchmark effective April 1, 2006. For the period May 31, 2005 to March 31, 2006, the fund's benchmark was the MSCI EAFE Index. The return of the MSCI EAFE Index for the reporting period was 28.76%.

The fund changed its benchmark from the MSCI EAFE Index to the MSCI EAFE Value Index, effective April 1, 2006, because it is believed that it more closely corresponds to the investment objectives of the fund.

Factors affecting performance for the period April 1, 2006 to May 31, 2006.

CONTRIBUTORS TO PERFORMANCE

Relative to the fund's new benchmark, the MSCI EAFE Value Index, stock selection and an overweighted position in the consumer staples sector contributed to performance over the two-month period. Stock selection in the autos and housing sector and the fund's underweighted position in the poor- performing industrial goods and services sector also helped.

DETRACTORS FROM PERFORMANCE

On the negative side, security selection in the basic materials and financial services sectors held back performance relative to the MSCI EAFE Value Index. The fund's currency exposure also detracted from relative results. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our portfolios to have different currency exposure than the benchmark.

Factors affecting performance for the period May 31, 2005 to May 31, 2006.

DETRACTORS FROM PERFORMANCE

Relative to the fund's old benchmark, the MSCI EAFE Index, security selection and, to a lesser extent, our underweighted position in the strong-performing basic materials sector hurt performance during the twelve-month period ended May 31, 2006.

Not owning mining operator Rio Tinto (U.K.), a constituent of the MSCI EAFE Index, negatively impacted results as the stock rose significantly over the period.

A combination of stock selection and an underweighted position in the financial services sector held back relative returns. Our positions in Japanese consumer finance firms Takefuji and Aiful were among the top detractors.

Stocks in other sectors that held back performance included pay-television operator Premiere (Germany), wireless phone services provider Vodafone (UK), telecommunications provider Telecom Corp. of New Zealand, and telecommunications company Deutsche Telekom (Germany). Elsewhere, our holdings in food and beverage producer Nestle (Switzerland) and electronic devices manufacturer Seiko Epson* (Japan) also dampened relative results.

The fund's cash position was a detractor from performance relative to the MSCI EAFE Index. The fund holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

The energy, health care, and transportation sectors were the top contributors to performance relative to the MSCI EAFE Index. Strong stock selection in the energy sector was the primary contributor to the fund's relative returns. Standout performers in this sector, none of which are benchmark constituents, included steel tube manufacturer Vallourec (France), integrated oil company LUKOIL* (Russia), seamless steel pipe maker Tenaris* (Luxembourg), and oil and gas exploration firm Compagnie Generale de Geophysique (France). Oil and gas refiner Statoil* (Norway) also helped relative results.

An underweighted position and, to a lesser extent, stock selection in the health care sector boosted relative performance. Our holdings in pharmaceutical company Schering (Germany) contributed to relative results. Our underweighted position in GlaxoSmithKline (UK) also helped.

In the transportation sector, stock selection aided relative returns. No individual stocks in this area were among the fund's top contributors.

Stocks in other sectors that contributed to relative results included media company Tokyo Broadcasting System* (Japan), apparel manufacturer Sanyo Shokai (Japan), and mining company Anglo American (UK).

During the reporting period, our currency exposure was a contributor to the fund's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

Respectfully,

Barnaby Wiener
Portfolio Manager

*Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

The portfolio is actively managed, and current holdings may be different.

PERFORMANCE SUMMARY THROUGH 5/31/06

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmarks. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-800-343-2829.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

64909

             MFS International
                Value Fund --            MSCI EAFE                  MSCI EAFE
                 Class A                Value Index                   Index

5/96            $ 9,425                   $10,000                    $10,000
5/97              9,697                    11,073                     10,786
5/98             11,808                    12,415                     12,016
5/99             11,400                    13,152                     15,575
5/00             13,630                    14,904                     14,767
5/01             12,348                    14,035                     12,266
5/02             11,952                    12,989                     11,123
5/03             11,368                    11,388                      9,795
5/04             14,879                    15,838                     13,043
5/05             17,541                    18,668                     15,013
5/06             22,810                    24,326                     19,330

TOTAL RETURNS THROUGH 5/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date      1-yr         5-yr       10-yr
-----------------------------------------------------------------------------
        A                10/24/95              30.04%      13.06%       9.24%
-----------------------------------------------------------------------------
        B                10/24/95              29.22%      12.44%       8.67%
-----------------------------------------------------------------------------
        C                 7/01/96              29.27%      12.44%       8.69%
-----------------------------------------------------------------------------
        I                 1/02/97              30.54%      13.58%       9.69%
-----------------------------------------------------------------------------
        W                 5/01/06              30.04%      13.06%       9.24%
-----------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks

-----------------------------------------------------------------------------
MSCI EAFE Value Index (f)                      30.31%      11.63%       9.30%
-----------------------------------------------------------------------------
MSCI EAFE Index (f)                            28.76%       9.52%       6.81%
-----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-----------------------------------------------------------------------------
        A                                      22.56%      11.73%       8.60%
With Initial Sales Charge (5.75%)
-----------------------------------------------------------------------------
        B                                      25.22%      12.18%       8.67%
With CDSC (Declining over six years
from 4% to 0%)(x)
-----------------------------------------------------------------------------
        C                                      28.27%      12.44%       8.69%
With CDSC (1% for 12 months)
-----------------------------------------------------------------------------

Class I and Class W shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITIONS

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index - a market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada.

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Value Index - a market capitalization index that is designed to measure developed market equity performance for value securities, excluding the U.S. and Canada.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class I shares are available only to certain eligible investors. Class W shares are intended for purchase only through feebased wrap programs sponsored by financial intermediaries, such as brokerage firms and investment advisers, that have entered into an agreement with the fund's distributor to offer Class W shares to their wrap program clients. The use of Class W shares by a financial intermediary sponsor of a fee-based program will depend on, among other things, the structure of the particular fee-based wrap program. Class W shares may be purchased at net asset value without an initial sales charge or CDSC upon redemption.

Performance for Class I and Class W shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Class C shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, DECEMBER 1, 2005 THROUGH MAY 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2005 through May 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
                                                                 Expenses
                       Annualized  Beginning       Ending       Paid During
 Share                  Expense  Account Value Account Value     Period (p)
 Class                   Ratio     12/01/05       5/31/06     12/01/05-5/31/06
------------------------------------------------------------------------------
       Actual            1.56%     $1,000.00     $1,179.10          $8.48
   A   ----------------------------------------------------------------------
       Hypothetical (h)  1.56%     $1,000.00     $1,017.15          $7.85
------------------------------------------------------------------------------
       Actual            2.22%     $1,000.00     $1,175.50         $12.04
  B  -------------------------------------------------------------------------
       Hypothetical (h)  2.22%     $1,000.00     $1,013.86         $11.15
------------------------------------------------------------------------------
       Actual            2.21%     $1,000.00     $1,175.40         $11.99
 C   -------------------------------------------------------------------------
       Hypothetical (h)  2.21%     $1,000.00     $1,013.91         $11.10
------------------------------------------------------------------------------
       Actual            1.22%     $1,000.00     $1,181.30          $6.63
 I   -------------------------------------------------------------------------
       Hypothetical (h)  1.22%     $1,000.00     $1,018.85          $6.14
------------------------------------------------------------------------------

       Actual            1.41%     $1,000.00     $ 966.20(i)        $1.18(i)
 W   -------------------------------------------------------------------------
       Hypothetical (h)  1.41%     $1,000.00     $1,003.05(i)       $1.20 (i)
------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(i) For the period from the class' inception, May 1, 2006 through May 31, 2006.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 5/31/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 94.6%
------------------------------------------------------------------------------------------------
ISSUER                                                           SHARES/PAR         VALUE ($)
------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 2.1%
------------------------------------------------------------------------------------------------
Nippon Television Network Corp.                                     36,880      $      5,232,807
Vivendi Universal S.A. (l)                                         164,680             5,903,023
WPP Group PLC                                                      280,339             3,449,496
                                                                                ----------------
                                                                                $     14,585,326
------------------------------------------------------------------------------------------------
Airlines - 0.4%
------------------------------------------------------------------------------------------------
Thai Airways International Public Co. Ltd.                       2,178,700      $      2,571,243
------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.3%
------------------------------------------------------------------------------------------------
Diageo PLC                                                         519,474      $      8,512,944
------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.5%
------------------------------------------------------------------------------------------------
Impact 21 Co. Ltd.                                                 106,500      $      2,447,624
Sanyo Shokai Ltd. (l)                                              150,900             1,154,229
                                                                                ----------------
                                                                                $      3,601,853
------------------------------------------------------------------------------------------------
Automotive - 5.5%
------------------------------------------------------------------------------------------------
Autoliv, Inc. (l)                                                   87,900      $      4,861,188
Bayerische Motoren Werke AG (l)                                    151,222             7,773,616
Compagnie Generale des Etablissements Michelin (l)                  76,204             4,986,885
Hyundai Mobis                                                       34,190             2,682,600
Kongsberg Automotive A.S.A                                         242,903             2,273,887
Nissan Motor Co. Ltd. (l)                                          364,500             4,366,432
PSA Peugeot Citroen S.A. (l)                                        94,742             6,018,038
Renault S.A. (l)                                                    36,224             4,161,209
                                                                                ----------------
                                                                                $     37,123,855
------------------------------------------------------------------------------------------------
Banks & Credit Companies - 16.7%
------------------------------------------------------------------------------------------------
Aiful Corp.                                                        179,550      $      9,862,146
BNP Paribas - Ordinary (l)                                          87,713             8,177,604
Credit Agricole S.A. (l)                                           270,044            10,060,255
Dah Sing Financial Holdings Ltd.                                   354,800             2,881,244
DBS Group Holdings Ltd.                                            515,000             5,642,853
DEPFA Bank PLC                                                     197,511             3,189,606
DNB Holding A.S.A. (l)                                             382,700             4,918,175
Hana Financial Group, Inc.                                          71,040             3,207,696
ING Groep N.V                                                      232,622             9,095,117
Irish Life & Permanent PLC                                         169,760             4,087,181
Joyo Bank                                                          316,000             1,850,659
Krungthai Card PLC                                               2,458,000             1,269,934
LIC Housing Finance Ltd.                                           263,520             1,018,910
Nordea Bank AB (l)                                                 353,880             4,268,890
Royal Bank of Scotland Group PLC                                   333,151            10,732,348
Shinhan Financial Group Co. Ltd.                                    79,310             3,620,335
Shinsei Bank Ltd.                                                  915,000             6,048,849
Shizuoka Bank Ltd. (l)                                             263,000             2,746,803
Siam City Bank Public Co. Ltd.                                   3,780,700             2,111,957
SinoPac Holdings                                                 4,059,000             1,994,542
Svenska Handelsbanken AB, "A" (l)                                  213,400             5,709,117
Takefuji Corp. (l)                                                 170,500            10,605,661
                                                                                ----------------
                                                                                $    113,099,882
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.2%
------------------------------------------------------------------------------------------------
Premiere AG (n)                                                    103,779      $      1,501,823
------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.2%
------------------------------------------------------------------------------------------------
Van Lanschot N.V                                                    16,970      $      1,521,285
------------------------------------------------------------------------------------------------
Chemicals - 1.9%
------------------------------------------------------------------------------------------------
Hanwha Chemical Corp.                                              178,470      $      1,867,237
Syngenta AG                                                         81,710            11,227,584
                                                                                ----------------
                                                                                $     13,094,821
------------------------------------------------------------------------------------------------
Construction - 2.9%
------------------------------------------------------------------------------------------------
Buzzi Unicem S.p.A. (l)                                             82,149      $      1,889,467
Fletcher Building Ltd.                                             710,342             4,102,771
Geberit AG                                                           4,803             5,224,592
Italcementi S.p.A                                                  224,073             3,581,251
Nexity International                                                33,359             2,036,521
Sekisui Chemical Co. Ltd. (l)                                      310,000             2,613,248
                                                                                ----------------
                                                                                $     19,447,850
------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.2%
------------------------------------------------------------------------------------------------
Kao Corp. (l)                                                      256,000      $      6,349,173
Uni-Charm Corp. (l)                                                157,900             8,729,021
                                                                                ----------------
                                                                                $     15,078,194
------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%
------------------------------------------------------------------------------------------------
Legrand S.A                                                         12,260      $        358,449
Saft Groupe S.A                                                     51,545             1,485,251
Samsung SDI Co. Ltd.                                                14,990             1,259,859
                                                                                ----------------
                                                                                $      3,103,559
------------------------------------------------------------------------------------------------
Electronics - 5.2%
------------------------------------------------------------------------------------------------
Barco N.V. (l)                                                      22,105      $      1,961,799
Brother Industries Ltd.                                            158,000             1,538,010
Canon, Inc. (l)                                                     63,700             4,386,282
Konica Minolta Holdings, Inc. (n)                                  349,000             4,165,269
OMRON Corp.                                                        168,100             4,549,492
Ricoh Co. Ltd.                                                     245,000             4,750,211
Royal Philips Electronics N.V                                      102,826             3,231,530
Samsung Electronics Co. Ltd.                                        10,860             6,986,353
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                   417,860             3,957,134
                                                                                ----------------
                                                                                $     35,526,080
------------------------------------------------------------------------------------------------
Energy - Independent - 2.1%
------------------------------------------------------------------------------------------------
Apache Corp.                                                        49,120      $      3,186,906
CNOOC Ltd.                                                       3,382,000             2,593,859
Norsk Hydro A.S.A (l)                                              222,750             6,182,521
PTT Public Co.                                                     381,440             2,420,889
                                                                                ----------------
                                                                                $     14,384,175
------------------------------------------------------------------------------------------------
Energy - Integrated - 4.3%
------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC                                              422,090      $     13,849,877
TOTAL S.A., ADR                                                    233,384            15,218,971
                                                                                ----------------
                                                                                $     29,068,848
------------------------------------------------------------------------------------------------
Food & Drug Stores - 4.5%
------------------------------------------------------------------------------------------------
Carrefour S.A. (l)                                                 169,954      $      9,848,740
Lawson, Inc.                                                       109,000             3,946,227
Tesco PLC                                                        1,698,860            10,174,240
William Morrison Supermarkets PLC                                1,801,360             6,588,987
                                                                                ----------------
                                                                                $     30,558,194
------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 5.7%
------------------------------------------------------------------------------------------------
CoolBrands International, Inc. (n)                                 240,750      $        583,411
CSM N.V                                                            152,201             4,391,465
Greencore Group PLC                                                406,176             2,054,670
Kirin Beverage Corp. (l)                                           181,500             5,395,315
Nestle S.A. (l)                                                     71,578            21,344,219
Nong Shim Co. Ltd.                                                  15,410             4,562,546
                                                                                ----------------
                                                                                $     38,331,626
------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.3%
------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                         528,860      $      1,814,386
------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.3%
------------------------------------------------------------------------------------------------
Indesit Co. S.p.A. (l)                                             155,748      $      1,895,856
------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.4%
------------------------------------------------------------------------------------------------
William Hill Organization Ltd.                                     214,603      $      2,468,199
------------------------------------------------------------------------------------------------
Insurance - 3.9%
------------------------------------------------------------------------------------------------
Aviva PLC                                                          515,899      $      7,152,946
Benfield Group PLC                                                 617,962             4,174,327
Catlin Group Ltd.                                                  312,054             2,449,037
Hiscox PLC                                                         780,517             3,117,488
Jardine Lloyd Thompson Group PLC                                   704,037             4,696,562
Swiss Reinsurance Co. (l)                                           67,864             4,768,295
                                                                                ----------------
                                                                                $     26,358,655
------------------------------------------------------------------------------------------------
Leisure & Toys - 1.3%
------------------------------------------------------------------------------------------------
Heiwa Corp. (l)                                                    227,800      $      3,228,152
NAMCO BANDAI Holdings, Inc.                                        255,600             3,717,365
Tamron Co. Ltd. (l)                                                120,800             2,090,244
                                                                                ----------------
                                                                                $      9,035,761
------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
------------------------------------------------------------------------------------------------
Alfa Laval AB (l)                                                   70,600      $      2,147,439
ASSA ABLOY AB, "B" (l)                                             241,690             4,277,226
                                                                                ----------------
                                                                                $      6,424,665
------------------------------------------------------------------------------------------------
Metals & Mining - 1.1%
------------------------------------------------------------------------------------------------
Anglo American PLC                                                 183,446      $      7,383,636
------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 2.1%
------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd. (l)                                           2,831,000      $     14,017,463
------------------------------------------------------------------------------------------------
Network & Telecom - 0.1%
------------------------------------------------------------------------------------------------
ZTE Corp.                                                          310,000      $      1,052,994
------------------------------------------------------------------------------------------------
Oil Services - 1.3%
------------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique S.A. (n)                          11,746      $      1,993,134
Fugro N.V                                                           62,941             2,580,986
Petroleum Geo-Services A.S.A. (l)(n)                                32,790             2,043,687
Vallourec S.A. (l)                                                   1,753             2,195,591
                                                                                ----------------
                                                                                $      8,813,398
------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.7%
------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                              202,700      $      7,914,104
AstraZeneca PLC                                                     75,044             3,960,017
GlaxoSmithKline PLC                                                436,100            12,060,468
Novartis AG                                                        180,170             9,983,990
Sanofi-Synthelabo (l)                                               82,459             7,766,967
Schering AG (l)                                                     51,262             5,586,706
Tanabe Seiyaku Co. Ltd.                                            394,000             4,803,727
                                                                                ----------------
                                                                                $     52,075,979
------------------------------------------------------------------------------------------------
Printing & Publishing - 1.6%
------------------------------------------------------------------------------------------------
PagesJaunes Groupe S.A. (l)                                        214,455      $      5,954,238
Reed Elsevier PLC                                                  476,029             4,625,441
                                                                                ----------------
                                                                                $     10,579,679
------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.3%
------------------------------------------------------------------------------------------------
SMRT Corp. Ltd.                                                  3,039,300      $      2,098,193
------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.0%
------------------------------------------------------------------------------------------------
L'Air Liquide S.A                                                   25,096      $      5,212,980
L'Air Liquide S.A., Bearer Shares (l)                                8,464             1,758,155
                                                                                ----------------
                                                                                $      6,971,135
------------------------------------------------------------------------------------------------
Specialty Stores - 1.9%
------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V                                          199,020      $      2,128,169
KappAhl Holding AB                                                 170,000             1,286,846
Matalan PLC                                                        771,874             2,534,884
NEXT PLC                                                            97,397             2,957,436
Praktiker Bau-und Heimwerkermaerkte Holding AG (l)                 144,586             4,147,677
                                                                                ----------------
                                                                                $     13,055,012
------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 3.5%
------------------------------------------------------------------------------------------------
AFK Sistema, GDR (a)                                                83,940      $      1,829,892
KDDI Corp.                                                             766             4,771,569
mobilcom AG (l)(n)                                                  96,493             2,027,847
Vodafone Group PLC                                               6,481,516            14,896,974
                                                                                ----------------
                                                                                $     23,526,282
------------------------------------------------------------------------------------------------
Telephone Services - 3.3%
------------------------------------------------------------------------------------------------
Deutsche Telekom AG (l)                                            305,362      $      4,954,756
FastWeb S.p.A. (l)(n)                                               43,640             2,153,908
France Telecom S.A. (l)                                            219,481             4,907,631
Hanaro Telecom, Inc. (n)                                           144,823               896,108
Royal KPN N.V                                                      160,581             1,840,551
Telecom Corp. of New Zealand Ltd.                                  970,112             2,764,627
Telenor A.S.A. (l)                                                 378,320             4,768,687
                                                                                ----------------
                                                                                $     22,286,268
------------------------------------------------------------------------------------------------
Tobacco - 2.2%
------------------------------------------------------------------------------------------------
British American Tobacco PLC                                       405,145      $     10,129,382
Swedish Match AB (l)                                               306,393             4,829,223
                                                                                ----------------
                                                                                $     14,958,605
------------------------------------------------------------------------------------------------
Trucking - 1.9%
------------------------------------------------------------------------------------------------
TNT N.V                                                            343,878      $     12,639,125
------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.3%
------------------------------------------------------------------------------------------------
E.ON AG (l)                                                         81,151      $      9,353,348
Hera S.p.A. (l)                                                    614,109             1,991,708
Scottish Power PLC                                                 265,689             2,772,765
Suez S.A. (l)                                                      120,041             4,611,918
United Utilities PLC                                               301,695             3,723,551
                                                                                ----------------
                                                                                $     22,453,290
------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $566,017,852)                           $    641,020,139
------------------------------------------------------------------------------------------------
Preferred Stocks - 1.6%
------------------------------------------------------------------------------------------------
Chemicals - 1.6%
------------------------------------------------------------------------------------------------
Henkel KGaA (l) (Identified Cost, $9,792,090)                       95,287      $     10,719,060
------------------------------------------------------------------------------------------------
Short-Term Obligations - 2.1%
------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.07%, due 6/01/06,
at Amortized Cost (y)                                        $  14,467,000      $     14,467,000
------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 22.8%
------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                154,105,625      $    154,105,625
------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $744,382,567) (k)                         $    820,311,824
------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (21.1)%                                            (142,659,699)
------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                           $   677,652,125
------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,829,892, representing 0.3% of net assets.
(k) As of May 31, 2006, the fund had 11 securities that were fair valued, aggregating $30,610,596 and 3.73% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR American Depository Receipt
GDR Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 5/31/06

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $146,686,727 of securities on
loan (identified cost, $744,382,567)                                $820,311,824
Cash                                                                      77,865
Foreign currency, at value (identified cost, $4,079,156)               4,047,546
Receivable for investments sold                                        2,277,033
Receivable for fund shares sold                                        4,367,923
Interest and dividends receivable                                      3,119,127
------------------------------------------------------------------------------------------------------
Total assets                                                                              $834,201,318
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                       $237,688
Payable for fund shares reacquired                                     1,794,359
Collateral for securities loaned, at value                           154,105,625
Payable to affiliates
  Management fee                                                          16,662
  Shareholder servicing costs                                            106,997
  Distribution and service fees                                            5,958
  Administrative services fee                                                374
Payable for independent trustees' compensation                             4,647
Accrued expenses and other liabilities                                   276,883
------------------------------------------------------------------------------------------------------
Total liabilities                                                                         $156,549,193
------------------------------------------------------------------------------------------------------
Net assets                                                                                $677,652,125
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $556,230,604
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $48,001 deferred country tax)                                 75,907,020
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                 38,777,422
Undistributed net investment income                                    6,737,079
------------------------------------------------------------------------------------------------------
Net assets                                                                                $677,652,125
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   23,170,504
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $242,368,748
  Shares outstanding                                                   8,311,617
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $29.16
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                $30.94
------------------------------------------------------------------------------------------------------

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $70,758,120
  Shares outstanding                                                   2,510,422
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $28.19
------------------------------------------------------------------------------------------------------

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $62,895,696
  Shares outstanding                                                   2,273,092
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $27.67
------------------------------------------------------------------------------------------------------

Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $301,532,925
  Shares outstanding                                                  10,072,060
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $29.94
------------------------------------------------------------------------------------------------------

Class W shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $96,636
  Shares outstanding                                                       3,313
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $29.16
------------------------------------------------------------------------------------------------------

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class
B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 5/31/06

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $15,057,954
  Interest                                                             1,227,766
  Foreign taxes withheld                                              (1,342,789)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $14,942,931
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $4,309,435
  Distribution and service fees                                        1,840,749
  Shareholder servicing costs                                            876,855
  Administrative services fee                                             67,346
  Independent trustees' compensation                                      10,634
  Custodian fee                                                          436,793
  Shareholder communications                                             116,053
  Auditing fees                                                           48,581
  Legal fees                                                              11,524
  Miscellaneous                                                          172,560
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $7,890,530
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (27,713)
  Reduction of expenses by investment adviser                            (93,564)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $7,769,253
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $7,173,678
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $80,837 country tax)               $64,265,584
  Foreign currency transactions                                         (350,582)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                               $63,915,002
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $13,952 increase in deferred country tax)      $49,671,630
  Translation of assets and liabilities in foreign currencies             46,846
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
translation                                                                                $49,718,476
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $113,633,478
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $120,807,156
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 5/31                                                    2006                     2005

CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $7,173,678               $3,435,506
Net realized gain (loss) on investments and foreign currency
transactions                                                       63,915,002               13,014,283
Net unrealized gain (loss) on investments and foreign
currency translation                                               49,718,476                6,487,424
------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $120,807,156              $22,937,213
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(1,472,708)               $(253,881)
  Class B                                                            (160,568)                      --
  Class C                                                            (332,422)                      --
  Class I                                                          (1,467,037)                (147,046)
From net realized gain on investments and
foreign currency transactions
  Class A                                                         (12,572,811)              (2,165,264)
  Class B                                                          (4,353,043)              (1,113,776)
  Class C                                                          (3,780,813)                (467,968)
  Class I                                                         (10,211,023)                (636,243)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(34,350,425)             $(4,784,178)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $267,535,607             $188,261,911
------------------------------------------------------------------------------------------------------
Redemption fees                                                           $--                   $3,564
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $353,992,338             $206,418,510
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            323,659,787              117,241,277
At end of period (including undistributed net investment
income of $6,737,079 and $3,427,555, respectively)               $677,652,125             $323,659,787
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                            YEARS ENDED 5/31
                                             -------------------------------------------------------------------------------
                                                    2006             2005             2004             2003             2002

Net asset value, beginning of period              $24.20           $21.06           $16.14           $16.97           $17.64
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                 $0.38            $0.41            $0.13            $0.08           $(0.02)
  Net realized and unrealized gain (loss)
  on investments and foreign currency               6.62             3.34             4.85            (0.91)           (0.55)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $7.00            $3.75            $4.98           $(0.83)          $(0.57)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.21)          $(0.06)          $(0.06)             $--              $--
  From net realized gain on investments and
  foreign currency transactions                    (1.83)           (0.55)              --               --            (0.10)
  From paid-in capital                                --               --               --               --            (0.00)(w)
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
  shareholders                                    $(2.04)          $(0.61)          $(0.06)             $--           $(0.10)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $29.16           $24.20           $21.06           $16.14           $16.97
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         30.04            17.89            30.88            (4.89)           (3.20)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.63             1.68             2.04             2.16             2.14
Expenses after expense reductions (f)               1.60             1.65             1.90             2.08             2.06
Net investment income (loss)                        1.41             1.78             0.67             0.51            (0.11)
Portfolio turnover                                    54               37               82               92               94
Net assets at end of period (000 Omitted)       $242,369         $142,789          $66,216          $39,161          $38,122
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                               YEARS ENDED 5/31
                                                  --------------------------------------------------------------------------
                                                        2006            2005            2004            2003            2002

Net asset value, beginning of period                  $23.47          $20.51          $15.75          $16.65          $17.39
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                     $0.17           $0.21           $0.01           $0.00(w)       $(0.10)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                   6.45            3.30            4.75           (0.90)          (0.54)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $6.62           $3.51           $4.76          $(0.90)         $(0.64)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.07)            $--             $--             $--             $--
  From net realized gain on investments and
  foreign currency transactions                        (1.83)          (0.55)             --              --           (0.10)
  From paid-in capital                                    --              --              --              --           (0.00)(w)
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(1.90)         $(0.55)            $--             $--          $(0.10)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $28.19          $23.47          $20.51          $15.75          $16.65
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                             29.22           17.16           30.22           (5.41)          (3.65)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  2.28            2.33            2.58            2.66            2.64
Expenses after expense reductions (f)                   2.25            2.30            2.44            2.58            2.56
Net investment income (loss)                            0.64            0.93            0.07            0.02           (0.60)
Portfolio turnover                                        54              37              82              92              94
Net assets at end of period (000 Omitted)            $70,758         $57,356         $37,076         $26,608         $27,751
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                               YEARS ENDED 5/31
                                                  --------------------------------------------------------------------------
                                                        2006            2005            2004            2003            2002

Net asset value, beginning of period                  $23.14          $20.24          $15.55          $16.44          $17.17
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                     $0.18           $0.29           $0.03           $0.02          $(0.10)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                   6.34            3.16            4.68           (0.91)          (0.53)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $6.52           $3.45           $4.71          $(0.89)         $(0.63)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.16)            $--          $(0.02)            $--             $--
  From net realized gain on investments and
  foreign currency transactions                        (1.83)          (0.55)             --              --           (0.10)
  From paid-in capital                                    --              --              --              --           (0.00)(w)
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(1.99)         $(0.55)         $(0.02)            $--          $(0.10)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $27.67          $23.14          $20.24          $15.55          $16.44
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                             29.27           17.09           30.27           (5.41)          (3.64)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  2.28            2.33            2.58            2.66            2.64
Expenses after expense reductions (f)                   2.25            2.30            2.44            2.58            2.56
Net investment income (loss)                            0.68            1.29            0.14            0.13           (0.61)
Portfolio turnover                                        54              37              82              92              94
Net assets at end of period (000 Omitted)            $62,896         $35,808         $13,322          $8,248          $6,573
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I
                                                                            YEARS ENDED 5/31
                                            --------------------------------------------------------------------------------
                                                   2006             2005             2004                2003           2002
Net asset value, beginning of period             $24.75           $21.52           $16.45              $17.20         $17.79
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                       $0.60            $0.79            $0.18               $0.10          $0.12
  Net realized and unrealized gain (loss)
  on investments and foreign currency              6.68             3.12             5.01               (0.85)         (0.61)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $7.28            $3.91            $5.19              $(0.75)        $(0.49)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.26)          $(0.13)          $(0.12)                $--            $--
  From net realized gain on investments
  and foreign currency transactions               (1.83)           (0.55)              --                  --          (0.10)
  From paid-in capital                               --               --               --                  --          (0.00)(w)
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
  shareholders                                   $(2.09)          $(0.68)          $(0.12)                $--         $(0.10)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $29.94           $24.75           $21.52              $16.45         $17.20
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                           30.54            18.23            31.57               (4.30)         (2.72)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             1.28             1.34             1.58                1.66           1.64
Expenses after expense reductions (f)              1.25             1.31             1.44                1.58           1.56
Net investment income                              2.17             3.32             0.80                0.74           0.77
Portfolio turnover                                   54               37               82                  92             94
Net assets at end of period (000 Omitted)      $301,533          $87,707             $627                $260           $458
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                CLASS W
                                                             YEAR ENDED
                                                            5/31/06 (i)

Net asset value, beginning of period                             $30.18
-----------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------
  Net investment income (d)                                       $0.20
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                (1.22)(g)
-----------------------------------------------------------------------
Total from investment operations                                 $(1.02)
-----------------------------------------------------------------------
Net asset value, end of period                                   $29.16
-----------------------------------------------------------------------
Total return (%) (r)(s)                                           (3.38)(n)
-----------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------
Expenses before expense reductions (f)                             1.37(a)
Expenses after expense reductions (f)                              1.35(a)
Net investment income (loss)                                       8.00(a)
Portfolio turnover                                                   54
Net assets at end of period (000 Omitted)                           $97
-----------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, May 1, 2006 (Class W) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS International Value Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open- end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund did not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended May 31, 2006, the fund's custodian fees were reduced by $25,140 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended May 31, 2006, the fund's custodian expenses were reduced by $2,573 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

                                          MAY 31, 2006   MAY 31, 2005
      Ordinary income (including any
      short-term capital gains)            $16,416,254     $2,733,191
      Long-term capital gain                17,934,171      2,050,987
      ---------------------------------------------------------------
      Total distributions                  $34,350,425     $4,784,178

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF MAY 31, 2006
          Cost of investments                           $744,876,220
          ----------------------------------------------------------
          Gross appreciation                             $89,736,044
          Gross depreciation                             (14,300,440)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $75,435,604
          Undistributed ordinary income                  $22,045,243
          Undistributed long-term capital gain            24,122,956
          Other temporary differences                       (182,282)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

      First $1 billion of average daily net assets      0.90%
      Next $1 billion of average daily net assets       0.80%
      Average daily net assets in excess of $2 billion  0.70%

MFS has contractually agreed to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that the fund's operating expenses do not exceed 0.40% of the fund's average daily net assets annually. This agreement will be in effect until October 1, 2006. Prior to October 1, 2005, MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that these operating expenses did not exceed 0.40% of the fund's average daily net assets annually. This reimbursement agreement terminated on October 1, 2005. The fund will not be required to reimburse MFS $249,313 for unreimbursed expenses. For the year ended May 31, 2006, the reduction resulting from this agreement amounted to $90,928 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $70,512 for the year ended May 31, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                 TOTAL      ANNUAL DISTRIBUTION
              DISTRIBUTION      SERVICE   DISTRIBUTION   EFFECTIVE  AND SERVICE
                  FEE RATE     FEE RATE       PLAN (d)    RATE (e)          FEE

Class A              0.10%        0.25%          0.35%       0.35%     $671,345
Class B              0.75%        0.25%          1.00%       1.00%      645,220
Class C              0.75%        0.25%          1.00%       1.00%      524,176
Class W              0.10%           --          0.10%       0.10%            8
-------------------------------------------------------------------------------
Total Distribution and Service Fees                                  $1,840,749

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2006 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2006, were as follows:

                                                        AMOUNT
              Class A                                   $5,354
              Class B                                  $72,620
              Class C                                  $13,687

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2006, the fee was $482,634, which equated to 0.1008% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended May 31, 2006, these costs amounted to $327,720.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended May 31, 2006 was equivalent to an annual effective rate of 0.0141% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired Independent Trustees which resulted in a pension expense of $338. This amount is included in Independent trustees' compensation for the year ended May 31, 2006. The deferred liability for retirement benefits payable to certain retired Trustees amounted to $3,590 at May 31, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended May 31, 2006, the fee paid to Tarantino LLC was $2,978. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,636, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $480,861,684 and $248,866,810, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                   YEAR ENDED                         YEAR ENDED
                                                MAY 31, 2006 (i)                     MAY 31, 2005
                                            SHARES           AMOUNT            SHARES           AMOUNT
Shares sold
  Class A                                   4,175,171       $112,393,814       4,008,788        $95,543,220
  Class B                                     879,294         23,065,763       1,269,649         29,083,146
  Class C                                   1,072,912         27,256,183       1,095,415         25,084,125
  Class I                                   6,243,702        176,063,024       3,520,031         86,807,224
  Class W                                       3,313            100,000              --                 --
--------------------------------------------------------------------------------------------------------------
                                           12,374,392       $338,878,784       9,893,883       $236,517,715

Shares issued to shareholders
in reinvestment of distributions
  Class A                                     462,867        $11,914,197          85,827         $2,029,810
  Class B                                     146,569          3,658,356          40,408            929,793
  Class C                                     106,988          2,621,195          13,788            312,974
  Class I                                     428,733         11,314,258          28,710            693,642
--------------------------------------------------------------------------------------------------------------
                                            1,145,157        $29,508,006         168,733         $3,966,219

Shares reacquired

  Class A                                  (2,227,868)      $(59,904,505)     (1,337,379)      $(31,359,488)
  Class B                                    (959,304)       (25,054,657)       (673,486)       (15,209,449)
  Class C                                    (453,918)       (11,859,640)       (220,261)        (4,819,849)
  Class I                                    (144,478)        (4,032,381)        (33,782)          (833,237)
--------------------------------------------------------------------------------------------------------------
                                           (3,785,568)     $(100,851,183)     (2,264,908)      $(52,222,023)

Net change
  Class A                                   2,410,170        $64,403,506       2,757,236        $66,213,542
  Class B                                      66,559          1,669,462         636,571         14,803,490
  Class C                                     725,982         18,017,738         888,942         20,577,250
  Class I                                   6,527,957        183,344,901       3,514,959         86,667,629
  Class W                                       3,313            100,000              --                 --
--------------------------------------------------------------------------------------------------------------
                                            9,733,981       $267,535,607       7,797,708       $188,261,911

(i) For the period from the class' inception, May 1, 2006 (Class W) through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 43% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended May 31, 2006 was $4,430 and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the year ended May 31, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust X and Shareholders of MFS International Value Fund:

We have audited the accompanying statement of assets and liabilities of MFS International Value Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of May 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS International Value Fund at May 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
                                                 ERNST & YOUNG LLP
Boston, Massachusetts
July 24, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of July 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(H)             OTHER DIRECTORSHIPS(J)
-------------------             ----------------    ---------------       ----------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(k)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Secretary of Economic
                                                                       Affairs, The Commonwealth of
                                                                       Massachusetts (January 2002 to
                                                                       December 2002); Fidelity
                                                                       Investments, Vice Chairman (June
                                                                       2000 to December 2001); Fidelity
                                                                       Management & Research Company
                                                                       (investment adviser), President
                                                                       (March 1997 to July 2001); Bell
                                                                       Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Robert E. Butler(n)             Trustee            January 2006        Consultant - regulatory and
(born 11/29/41)                                                        compliance matters (since July
                                                                       2002); PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (November 2000 until June
                                                                       2002)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Senior Cardiac Surgeon, Chief of
                                                                       Cardiac Surgery (until 2005);
                                                                       Harvard Medical School, Professor
                                                                       of Surgery; Brigham and Women's
                                                                       Hospital Physicians' Organization,
                                                                       Chair (2000 to 2004)

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health care
                                                                       companies), Managing General Partner
                                                                       (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

Robert W. Uek                   Trustee            January 2006        Retired (since 1999);
(born 05/18/41)                                                        PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (until 1999); Consultant to
                                                                       investment company industry (since
                                                                       2000); TT International Funds
                                                                       (mutual fund complex), Trustee (2000
                                                                       until 2005); Hillview Investment
                                                                       Trust II Funds (mutual fund
                                                                       complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(k)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(k)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                           2003)

Ethan D. Corey(k)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                           2004)

David L. DiLorenzo(k)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (prior to
                                                                       June 2005)

Timothy M. Fagan(k)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(k)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian E. Langenfeld(k)          Assistant          May 2006            Massachusetts Financial Services
(born 03/07/73)                 Secretary and                          Company, Assistant Vice President
                                Assistant Clerk                        and Counsel (since May 2006); John
                                                                       Hancock Advisers, LLC, Assistant
                                                                       Vice President and Counsel (May
                                                                       2005 to April 2006); John Hancock
                                                                       Advisers, LLC, Attorney and
                                                                       Assistant Secretary (prior to May
                                                                       2005)

Ellen Moynihan(k)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Senior Vice President

Susan S. Newton(k)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(k)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                                                       Assistant Clerk Counsel (since June
                                                                       2004); Bingham McCutchen LLP (law
                                                                       firm), Associate (prior to June
                                                                       2004)

Mark N. Polebaum(k)             Secretary and      January 2006        Massachusetts Financial Services
(born 05/01/52)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since January 2006); Wilmer
                                                                       Cutler Pickering Hale and Dorr LLP
                                                                       (law firm), Partner (prior to
                                                                       January 2006)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (prior to
                                                                       March 2003)

James O. Yost(k)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of
    $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2006, the Trustees served as board members of 98 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIAN
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                      225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                                     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                     Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741                      200 Clarendon Street, Boston, MA 02116

PORTFOLIO MANAGER
Barnaby Wiener

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $20,228,022 as capital gain dividends paid during the fiscal year.

Income derived from foreign sources was $9,622,830. The fund intends to pass through foreign tax credits of $503,789 for the fiscal year.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             FGI-ANN-07/06 28M

MFS(R) INTERNATIONAL GROWTH FUND                                        5/31/06


ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               5
---------------------------------------------------
EXPENSE TABLE                                     8
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                         10
---------------------------------------------------
FINANCIAL STATEMENTS                             15
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    24
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           33
---------------------------------------------------
TRUSTEES AND OFFICERS                            34
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    39
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            39
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   39
---------------------------------------------------
FEDERAL TAX INFORMATION                          39
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 17, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     99.3%
              Cash & Other Net Assets                     0.7%

              TOP TEN HOLDINGS

              Samsung Electronics Co. Ltd.                3.3%
              ------------------------------------------------
              GlaxoSmithKline PLC                         2.9%
              ------------------------------------------------
              BHP Billiton Ltd.                           2.5%
              ------------------------------------------------
              TOTAL S.A.                                  2.4%
              ------------------------------------------------
              Roche Holding AG                            2.3%
              ------------------------------------------------
              LVMH Moet Hennessy Louis
              Vuitton S.A.                                2.2%
              ------------------------------------------------
              UBS AG                                      2.0%
              ------------------------------------------------
              HSBC Holdings PLC                           1.9%
              ------------------------------------------------
              WPP Group PLC                               1.8%
              ------------------------------------------------
              Nestle S.A.                                 1.6%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         22.0%
              ------------------------------------------------
              Technology                                 11.9%
              ------------------------------------------------
              Health Care                                 9.7%
              ------------------------------------------------
              Consumer Staples                            8.3%
              ------------------------------------------------
              Retailing                                   8.3%
              ------------------------------------------------
              Leisure                                     8.2%
              ------------------------------------------------
              Autos & Housing                             7.2%
              ------------------------------------------------
              Energy                                      6.8%
              ------------------------------------------------
              Utilities & Communications                  5.8%
              ------------------------------------------------
              Basic Materials                             5.3%
              ------------------------------------------------
              Industrial Goods & Services                 4.7%
              ------------------------------------------------
              Special Products & Services                 1.1%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United Kingdom                             18.1%
              ------------------------------------------------
              France                                     15.2%
              ------------------------------------------------
              Japan                                      11.7%
              ------------------------------------------------
              Switzerland                                10.1%
              ------------------------------------------------
              South Korea                                 4.8%
              ------------------------------------------------
              India                                       3.9%
              ------------------------------------------------
              Mexico                                      3.1%
              ------------------------------------------------
              Sweden                                      2.9%
              ------------------------------------------------
              Norway                                      2.9%
              ------------------------------------------------
              Others                                     27.3%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/06.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended May 31, 2006, Class A shares of the MFS International Growth Fund provided a total return of 28.68%, at net asset value. This compares with a return of 27.20% for the fund's benchmark, the MSCI EAFE Growth Index.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the technology sector was the primary contributor to the fund's performance relative its benchmark, the MSCI EAFE Growth Index. Results within this sector were primarily driven by our position in radio chip maker CSR (U.K.) whose stock nearly quadrupled over the period.

A combination of stock selection and our underweighting in the poor-performing utilities and communications sector boosted performance. In this sector, not owning communications service provider France Telecom (France), a benchmark constituent, aided results as shares underperformed the benchmark over the period.

Stock selection and, to a lesser extent, our overweighted position in the autos and housing sector also contributed to relative returns. Within this sector, our holdings in cement producer CEMEX (Mexico) were among the fund's top relative contributors.

In other sectors, our positions in iron miner Companhia Vale do Rio Doce* (Brazil), commercial banking company Bancolombia* (Colombia), investment management and banking firm UBS (Switzerland), and oil and gas exploration and production company Talisman Energy (Canada) benefited results for the period.

During the reporting period, our currency exposure was a contributor to the fund's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our funds to have different currency exposure than the benchmark.

DETRACTORS FROM PERFORMANCE

A combination of security selection and our underweighted positions in the basic materials and special products and services sectors hurt relative performance. Security selection in the financial services sector was also an area of relative underperformance over the period. In particular, holdings in consumer financing company Aiful (Japan) detracted from relative returns, while our positioning in banking firm Sumitomo Mitsui Financial Group (Japan) hindered results as we purchased shares subsequent to strong gains early in the period.

Elsewhere, our positions in medical device manufacturer Smith & Nephew (U.K.) and communications company Singapore Telecommunications (Singapore) detracted from results. Not owning several strong-performing benchmark constituents also dampened relative performance, including our avoidance of mining company Rio Tinto (Australia), banking giant Mitsubishi UFJ Financial Group (Japan), and oil and gas exploration and production company BG Group.

The fund's cash position was a detractor from relative performance. The fund holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Respectfully,

Barry Dargan
Portfolio Manager

* Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 5/31/06

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-800-343-2829.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                        MFS International
                         Growth Fund --             MSCI EAFE
                             Class A              Growth Index
          5/96             $ 9,425                   $10,000
          5/97               9,626                    10,528
          5/98              10,307                    11,658
          5/99               9,040                    12,004
          5/00              11,443                    14,527
          5/01              10,008                    10,576
          5/02               9,200                     9,376
          5/03               8,411                     8,291
          5/04              11,036                    10,562
          5/05              12,219                    11,856
          5/06              15,723                    15,081

TOTAL RETURNS THROUGH 5/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date      1-yr         5-yr       10-yr
----------------------------------------------------------------------------
        A                10/24/95              28.68%       9.46%      5.25%
----------------------------------------------------------------------------
        B                10/24/95              27.87%       8.84%      4.68%
----------------------------------------------------------------------------
        C                 7/01/96              27.85%       8.84%      4.70%
----------------------------------------------------------------------------
        I                 1/02/97              29.16%      10.52%      6.12%
----------------------------------------------------------------------------
        W                 5/01/06              28.73%       9.46%      5.26%
----------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
----------------------------------------------------------------------------
MSCI EAFE Growth Index (f)                     27.20%       7.36%      4.19%
----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
----------------------------------------------------------------------------
        A                                      21.28%       8.17%      4.63%
With Initial Sales Charge (5.75%)
----------------------------------------------------------------------------
        B                                      23.87%       8.56%      4.68%
With CDSC (Declining over six years
from 4% to 0%) (x)
----------------------------------------------------------------------------
        C                                      26.85%       8.84%      4.70%
With CDSC (1% for 12 months) (x)
----------------------------------------------------------------------------

Class I and Class W shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.
(f)        Source: FactSet Research Systems, Inc.
(x)        Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Growth Index - a market capitalization index that is designed to measure developed market growth equity performance, excluding the U.S. and Canada.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class I and Class W shares are available only to certain eligible investors. Class W shares are intended for purchase only through fee-based wrap programs sponsored by financial intermediaries, such as brokerage firms and investment advisers, that have entered into an agreement with the fund's distributor to offer Class W shares to their wrap program clients. The use of Class W shares by a financial intermediary sponsor of a fee-based program will depend on, among other things, the structure of the particular fee-based wrap program. Class W shares may be purchased at net asset value without an initial sales charge or CDSC upon redemption.

Performance for Class I and Class W shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Class C shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
DECEMBER 1, 2005 THROUGH MAY 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2005 through May 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    12/01/05-
Class                       Ratio      12/01/05        5/31/06         5/31/06
--------------------------------------------------------------------------------
        Actual              1.57%     $1,000.00       $1,146.60         $8.40
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.57%     $1,000.00       $1,017.10         $7.90
--------------------------------------------------------------------------------
        Actual              2.23%     $1,000.00       $1,142.90        $11.91
  B    -------------------------------------------------------------------------
        Hypothetical (h)    2.23%     $1,000.00       $1,013.81        $11.20
--------------------------------------------------------------------------------
        Actual              2.23%     $1,000.00       $1,142.90        $11.91
  C     ------------------------------------------------------------------------
        Hypothetical (h)    2.23%     $1,000.00       $1,013.81        $11.20
--------------------------------------------------------------------------------
        Actual              1.23%     $1,000.00       $1,149.30         $6.59
  I     ------------------------------------------------------------------------
        Hypothetical (h)    1.23%     $1,000.00       $1,018.80         $6.19
--------------------------------------------------------------------------------
        Actual              1.35%     $1,000.00         $949.80(i)      $1.12(i)
  W     ------------------------------------------------------------------------
        Hypothetical (h)    1.35%     $1,000.00       $1,003.10(i)      $1.15(i)
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(i) For the period from the class' inception, May 1, 2006 through May 31, 2006.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 5/31/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.3%
----------------------------------------------------------------------------------------------------
ISSUER                                                               SHARES/PAR         VALUE ($)
----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.2%
----------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR (l)                                                519,380     $  9,551,398
WPP Group PLC                                                               938,010       11,541,961
                                                                                        ------------
                                                                                        $ 21,093,359
----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.7%
----------------------------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V.,"C"                                             1,301,720     $  4,649,820
Pernod Ricard S.A. (l)                                                       33,970        6,625,615
                                                                                        ------------
                                                                                        $ 11,275,435
----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 3.8%
----------------------------------------------------------------------------------------------------
Burberry Group PLC                                                          467,000     $  3,813,420
Li & Fung Ltd.                                                            3,171,200        6,495,342
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                   145,100       14,252,580
                                                                                        ------------
                                                                                        $ 24,561,342
----------------------------------------------------------------------------------------------------
Automotive - 3.8%
----------------------------------------------------------------------------------------------------
Autoliv, Inc. (l)                                                            89,710     $  4,961,287
Bayerische Motoren Werke AG (l)                                              99,830        5,131,793
Continental AG                                                               38,695        4,223,554
Kongsberg Automotive A.S.A.                                                 383,200        3,587,249
Toyota Industries Corp.                                                     170,400        6,849,567
                                                                                        ------------
                                                                                        $ 24,753,450
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 17.3%
----------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                                234,400     $  6,167,053
Aiful Corp.                                                                 132,900        7,299,800
Akbank T.A.S.                                                               381,620        2,255,523
Bank of Cyprus Public Co. Ltd.                                              566,890        5,241,634
Close Brothers Group PLC                                                    238,110        4,342,540
CSU Cardsystem S.A. (n)                                                     277,230        1,778,033
Erste Bank der Oesterreichischen Sparkassen AG (l)                          116,590        6,641,357
Housing Development Finance Corp. Ltd.                                      397,750        9,687,789
HSBC Holdings PLC                                                           713,900       12,399,470
ORIX Corp.                                                                   22,760        6,472,852
Raiffeisen International Bank Holding AG                                     53,280        4,412,633
Societe Generale                                                             44,260        6,813,129
Standard Chartered PLC                                                      267,300        6,558,130
Sumitomo Mitsui Financial Group, Inc.                                           605        6,120,059
UBS AG (l)                                                                  114,401       12,932,287
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                             86,620        5,528,955
UniCredito Italiano S.p.A. (l)                                            1,023,120        7,796,044
                                                                                        ------------
                                                                                        $112,447,288
----------------------------------------------------------------------------------------------------
Biotechnology - 0.9%
----------------------------------------------------------------------------------------------------
Actelion Ltd. (n)                                                            50,530     $  5,882,040
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.7%
----------------------------------------------------------------------------------------------------
Julius Baer Holding Ltd. (l)                                                 70,346     $  6,203,605
Partners Group Holdings (n)                                                  11,890          741,296
Schroders PLC                                                               179,190        3,425,356
Singapore Exchange Ltd.                                                   1,277,000        3,121,933
Van Lanschot N.V.                                                            47,240        4,234,856
                                                                                        ------------
                                                                                        $ 17,727,046
----------------------------------------------------------------------------------------------------
Business Services - 1.1%
----------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc. (l)(n)                                               84,010     $  2,942,870
Wolseley                                                                    192,940        4,492,175
                                                                                        ------------
                                                                                        $  7,435,045
----------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.0%
----------------------------------------------------------------------------------------------------
Satyam Computer Services Ltd., ADR (l)                                      199,300     $  6,411,481
----------------------------------------------------------------------------------------------------
Construction - 3.5%
----------------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR (n)                                                  99,976     $  5,695,633
Geberit AG                                                                    4,980        5,417,129
Kaufman & Broad                                                              75,090        3,981,192
Nexity International                                                         35,035        2,138,838
Wienerberger AG (l)                                                         102,200        5,235,300
                                                                                        ------------
                                                                                        $ 22,468,092
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.9%
----------------------------------------------------------------------------------------------------
AmorePacific Corp.                                                           12,100     $  4,180,698
Kao Corp.                                                                   240,000        5,952,349
L'Oreal S.A. (l)                                                             65,850        5,890,510
Reckitt Benckiser PLC                                                       250,080        9,182,435
                                                                                        ------------
                                                                                        $ 25,205,992
----------------------------------------------------------------------------------------------------
Electrical Equipment - 3.0%
----------------------------------------------------------------------------------------------------
Keyence Corp.                                                                13,600     $  3,452,647
Legrand S.A.                                                                218,960        6,401,790
Nitto Denko Corp.                                                            58,700        4,479,524
Schneider Electric S.A. (l)                                                  46,810        4,852,731
                                                                                        ------------
                                                                                        $ 19,186,692
----------------------------------------------------------------------------------------------------
Electronics - 8.3%
----------------------------------------------------------------------------------------------------
Canon, Inc. (l)                                                              86,800     $  5,976,911
Elpida Memory, Inc. (l)(n)                                                   84,000        3,764,142
Nippon Electric Glass Co. Ltd. (l)                                          311,000        6,761,170
Royal Philips Electronics N.V. (l)                                          296,530        9,319,099
Samsung Electronics Co. Ltd.                                                 32,860       21,139,185
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (l)                        729,360        6,907,039
                                                                                        ------------
                                                                                        $ 53,867,546
----------------------------------------------------------------------------------------------------
Energy - Independent - 3.3%
----------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                7,082,000     $  5,431,612
Norsk Hydro A.S.A (l)                                                       127,200        3,530,490
Reliance Industries Ltd.                                                    314,520        6,531,239
Talisman Energy, Inc.                                                       344,130        6,262,304
                                                                                        ------------
                                                                                        $ 21,755,645
----------------------------------------------------------------------------------------------------
Energy - Integrated - 3.4%
----------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR                                                74,560     $  6,475,536
TOTAL S.A.                                                                  242,760       15,731,074
                                                                                        ------------
                                                                                        $ 22,206,610
----------------------------------------------------------------------------------------------------
Engineering - Construction - 0.8%
----------------------------------------------------------------------------------------------------
Aker Kvaerner A.S.A. (l)                                                     48,570     $  4,881,808
----------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.5%
----------------------------------------------------------------------------------------------------
Tesco PLC                                                                 1,658,542     $  9,932,781
----------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 2.7%
----------------------------------------------------------------------------------------------------
Groupe Danone (l)                                                            56,420     $  6,802,744
Nestle S.A. (l)                                                              35,370       10,547,166
                                                                                        ------------
                                                                                        $ 17,349,910
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.5%
----------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR (l)                                               65,800     $  3,365,670
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.1%
----------------------------------------------------------------------------------------------------
Ladbrokes PLC                                                               913,814     $  6,787,523
William Hill Organization Ltd.                                              612,680        7,046,576
                                                                                        ------------
                                                                                        $ 13,834,099
----------------------------------------------------------------------------------------------------
Insurance - 2.0%
----------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                  94,720     $  4,432,896
Assicurazioni Generali S.p.A. (l)                                           150,480        5,471,103
Corporacion Mapfre S.A.                                                     142,810        2,770,780
                                                                                        ------------
                                                                                        $ 12,674,779
----------------------------------------------------------------------------------------------------
Leisure & Toys - 1.2%
----------------------------------------------------------------------------------------------------
Capcom Co. Ltd. (l)                                                         266,800     $  2,805,431
Konami Corp. (l)                                                            107,400        2,487,369
NAMCO BANDAI Holdings, Inc.                                                 194,600        2,830,200
                                                                                        ------------
                                                                                        $  8,123,000
----------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
----------------------------------------------------------------------------------------------------
Sandvik AB (l)(n)                                                            96,390     $  5,623,905
----------------------------------------------------------------------------------------------------
Medical Equipment - 2.0%
----------------------------------------------------------------------------------------------------
Smith & Nephew PLC                                                          445,960     $  3,637,446
Straumann Holding AG                                                         16,810        4,371,427
Synthes, Inc.                                                                40,290        4,931,311
                                                                                        ------------
                                                                                        $ 12,940,184
----------------------------------------------------------------------------------------------------
Metals & Mining - 3.4%
----------------------------------------------------------------------------------------------------
BHP Billiton Ltd. (l)                                                       750,570     $ 15,938,054
POSCO                                                                        23,390        6,060,609
                                                                                        ------------
                                                                                        $ 21,998,663
----------------------------------------------------------------------------------------------------
Network & Telecom - 2.6%
----------------------------------------------------------------------------------------------------
CSR PLC (n)                                                                 303,930     $  8,223,534
Ericsson, Inc., "B"                                                       1,631,120        5,209,445
NICE Systems Ltd., ADR (n)                                                  127,680        3,472,896
                                                                                        ------------
                                                                                        $ 16,905,875
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.8%
----------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                         686,360     $ 18,981,478
Roche Holding AG                                                             94,620       14,724,704
Sanofi-Aventis (l)                                                          109,930       10,354,512
                                                                                        ------------
                                                                                        $ 44,060,694
----------------------------------------------------------------------------------------------------
Printing & Publishing - 1.7%
----------------------------------------------------------------------------------------------------
PagesJaunes Groupe S.A. (l)                                                 243,430     $  6,758,714
Yell Group PLC                                                              454,600        4,260,070
                                                                                        ------------
                                                                                        $ 11,018,784
----------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.4%
----------------------------------------------------------------------------------------------------
Kaneka Corp.                                                                130,000     $  1,252,762
L'Air Liquide S.A., Bearer Shares                                            37,417        7,772,317
                                                                                        ------------
                                                                                        $  9,025,079
----------------------------------------------------------------------------------------------------
Specialty Stores - 3.0%
----------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                        637,000     $  5,127,955
Industria de Diseno Textil S.A.                                             134,750        5,339,244
KappAhl Holding AB                                                          398,250        3,014,626
Nishimatsuya Chain Co. Ltd.                                                 169,000        3,126,714
Photo-Me International PLC                                                1,566,380        2,597,657
                                                                                        ------------
                                                                                        $ 19,206,196
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.0%
----------------------------------------------------------------------------------------------------
China Mobile Ltd.                                                         1,216,500     $  6,293,849
----------------------------------------------------------------------------------------------------
Telephone Services - 4.7%
----------------------------------------------------------------------------------------------------
FastWeb S.p.A. (l)(n)                                                        89,734     $  4,428,937
Philippine Long Distance Telephone Co.                                      162,810        6,083,045
Reliance Communication Ventures Ltd. (n)                                    422,710        2,464,208
Singapore Telecommunications Ltd.                                         3,595,000        5,760,561
Telenor A.S.A. (l)                                                          533,850        6,729,128
TELUS Corp.                                                                 125,320        5,209,345
                                                                                        ------------
                                                                                        $ 30,675,224
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.1%
----------------------------------------------------------------------------------------------------
Equatorial Energia S.A. (n)                                                 106,320     $    652,601
----------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $592,012,710)                                   $644,840,164
----------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.5%
----------------------------------------------------------------------------------------------------
Goldman Sachs, 5.02%, dated 05/31/06, due 6/01/06, total to be received $9,584,336 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at
Cost                                                                   $  9,583,000     $  9,583,000
----------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 23.7%
----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                             153,979,288     $153,979,288
----------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $755,574,998) (k)                                 $808,402,452
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (24.5)%                                                (159,342,340)
----------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                   $649,060,112
----------------------------------------------------------------------------------------------------
(k) As of May 31, 2006, the fund had six securities that were fair valued, aggregating $49,297,638 and 6.10% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.

The following abbreviation is used in the Portfolio of Investments and is defined:

ADR            American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 5/31/06
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $147,083,562 of securities on
loan (identified cost, $755,574,998)                                $808,402,452
Cash                                                                      70,073
Foreign currency, at value (identified cost, $2,065,776)               2,037,678
Receivable for investments sold                                        2,628,979
Receivable for fund shares sold                                        3,171,576
Interest and dividends receivable                                      1,363,184
------------------------------------------------------------------------------------------------------
Total assets                                                                              $817,673,942
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                    $12,887,933
Payable for fund shares reacquired                                     1,169,642
Collateral for securities loaned, at value                           153,979,288
Payable to affiliates
  Management fee                                                          15,962
  Shareholder servicing costs                                             73,517
  Distribution and service fees                                            4,820
  Administrative services fee                                                359
Payable for independent trustees' compensation                             9,245
Accrued expenses and other liabilities                                   473,064
------------------------------------------------------------------------------------------------------
Total liabilities                                                                         $168,613,830
------------------------------------------------------------------------------------------------------
Net assets                                                                                $649,060,112
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $544,383,816
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $197,525 deferred country tax)                                52,605,091
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                 45,216,075
Undistributed net investment income                                    6,855,130
------------------------------------------------------------------------------------------------------
Net assets                                                                                $649,060,112
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   26,335,435
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $206,521,721
  Shares outstanding                                                   8,658,313
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $23.85
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per
share)                                                                                          $25.31
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $52,530,744
  Shares outstanding                                                   2,306,834
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $22.77
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $32,964,894
  Shares outstanding                                                   1,458,357
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $22.60
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $356,947,780
  Shares outstanding                                                  13,907,950
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $25.67
------------------------------------------------------------------------------------------------------
Class W shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $94,973
  Shares outstanding                                                       3,981
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $23.86
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 5/31/06
NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Dividends                                                           $13,254,734
  Interest                                                                775,780
  Foreign taxes withheld                                                 (814,867)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $13,215,647
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $4,010,195
  Distribution and service fees                                         1,342,294
  Shareholder servicing costs                                             785,003
  Administrative services fee                                              63,474
  Independent trustees' compensation                                        8,534
  Custodian fee                                                           482,167
  Shareholder communications                                               99,866
  Auditing fees                                                            49,705
  Legal fees                                                               10,155
  Miscellaneous                                                           174,817
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $7,026,210
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (26,954)
  Reduction of expenses by investment adviser                            (126,293)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $6,872,963
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $6,342,684
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $172,675 country tax)               $61,785,146
  Foreign currency transactions                                          (519,841)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments
and foreign currency transactions                                                           $61,265,305
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $176,207 increase in deferred country tax)      $32,057,794
  Translation of assets and liabilities in foreign currencies             (42,770)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments
and foreign currency translation                                                            $32,015,024
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
and foreign currency                                                                        $93,280,329
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $99,623,013
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 5/31                                                    2006                     2005
CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $6,342,684                 $527,584
Net realized gain (loss) on investments and foreign currency
transactions                                                       61,265,305                8,509,998
Net unrealized gain (loss) on investments and foreign
currency translation                                               32,015,024                1,499,582
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $99,623,013              $10,537,164
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                            $(29,706)                     $--
  Class I                                                            (326,710)                      --

From net realized gain on investments
and foreign currency transactions
  Class A                                                          (3,176,852)                      --
  Class B                                                            (985,607)                      --
  Class C                                                            (539,990)                      --
  Class I                                                          (3,490,431)                      --
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(8,549,296)                     $--
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $289,139,536             $152,781,020
------------------------------------------------------------------------------------------------------
Redemption fees                                                           $--                  $10,339
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $380,213,253             $163,328,523
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            268,846,859              105,518,336
At end of period (including undistributed net investment
income of $6,855,130 and $346,072, respectively)                 $649,060,112             $268,846,859
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                             YEARS ENDED 5/31
                                             --------------------------------------------------------------------------------
                                                    2006              2005             2004             2003             2002
Net asset value, beginning of period              $18.90            $17.07           $13.02           $14.22           $15.48
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                 $0.27             $0.08            $0.05           $(0.00)(w)       $(0.04)
  Net realized and unrealized gain (loss)
  on investments and foreign currency               5.10              1.75             4.00            (1.20)           (1.22)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $5.37             $1.83            $4.05           $(1.20)          $(1.26)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.00)(w)           $--              $--              $--              $--
  From net realized gain on investments and
  foreign currency transactions                    (0.42)               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                      $(0.42)              $--              $--              $--              $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $23.85            $18.90           $17.07           $13.02           $14.22
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         28.68             10.72            31.21            (8.57)           (8.07)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.63              1.72             2.05             2.23             2.13
Expenses after expense reductions (f)               1.60              1.65             1.92             2.16             2.06
Net investment income (loss)                        1.24              0.43             0.30            (0.03)           (0.30)
Portfolio turnover                                    90                75              102               87              127
Net assets at end of period (000 Omitted)       $206,522          $110,876          $56,503          $42,544          $42,084
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                                YEARS ENDED 5/31
                                                   --------------------------------------------------------------------------
                                                         2006            2005            2004            2003            2002
Net asset value, beginning of period                   $18.17          $16.52          $12.66          $13.91          $15.21
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $0.09          $(0.07)         $(0.05)         $(0.07)         $(0.11)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                    4.93            1.72            3.91           (1.18)          (1.19)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $5.02           $1.65           $3.86          $(1.25)         $(1.30)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                        $(0.42)            $--             $--             $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $22.77          $18.17          $16.52          $12.66          $13.91
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              27.87            9.99           30.49           (8.99)          (8.55)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------
Expenses before expense reductions (f)                   2.28            2.37            2.60            2.73            2.63
Expenses after expense reductions (f)                    2.25            2.30            2.47            2.66            2.56
Net investment income (loss)                             0.43           (0.37)          (0.31)          (0.55)          (0.80)
Portfolio turnover                                         90              75             102              87             127
Net assets at end of period (000 Omitted)             $52,531         $46,211         $39,093         $29,341         $37,337
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                                YEARS ENDED 5/31
                                                   --------------------------------------------------------------------------
                                                         2006            2005            2004            2003            2002
Net asset value, beginning of period                   $18.04          $16.40          $12.57          $13.81          $15.10
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $0.12          $(0.05)          $0.00(w)       $(0.06)         $(0.11)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                    4.86            1.69            3.83           (1.18)          (1.18)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $4.98           $1.64           $3.83          $(1.24)         $(1.29)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                        $(0.42)            $--             $--             $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $22.60          $18.04          $16.40          $12.57          $13.81
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              27.85           10.00           30.47           (8.98)          (8.54)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   2.28            2.37            2.56            2.73            2.63
Expenses after expense reductions (f)                    2.25            2.30            2.43            2.66            2.56
Net investment income (loss)                             0.57           (0.27)           0.03           (0.54)          (0.80)
Portfolio turnover                                         90              75             102              87             127
Net assets at end of period (000 Omitted)             $32,965         $19,356          $9,916          $3,685          $4,370
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I
                                                                                YEARS ENDED 5/31
                                                   --------------------------------------------------------------------------
                                                         2006            2005            2004            2003            2002
Net asset value, beginning of period                   $20.27          $18.24          $13.75          $14.83          $15.69
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $0.46           $0.27           $0.47          $(0.07)          $0.18
  Net realized and unrealized gain (loss)
  on investments and foreign currency                    5.40            1.76            4.02           (1.01)          (1.04)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $5.86           $2.03           $4.49          $(1.08)         $(0.86)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.04)            $--             $--             $--             $--
  From net realized gain on investments and
  foreign currency transactions                         (0.42)             --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.46)            $--             $--             $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $25.67          $20.27          $18.24          $13.75          $14.83
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                 29.16           11.13           32.65           (7.22)          (6.68)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.28            1.39            1.31(k)         1.80(k)         1.63
Expenses after expense reductions (f)                    1.25            1.32            1.18(k)         1.73(k)         1.56
Net investment income (loss)                             1.93            1.42            2.81           (0.54)           1.23
Portfolio turnover                                         90              75             102              87             127
Net assets at end of period (000 Omitted)            $356,948         $92,403              $7              $0(l)           $0(l)
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS W
                                                                                          YEAR ENDED
                                                                                          5/31/06(i)
Net asset value, beginning of period                                                        $25.12
--------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------
  Net investment income (d)                                                                  $0.11
  Net realized and unrealized gain (loss)
  on investments and foreign currency                                                        (1.37)(g)
--------------------------------------------------------------------------------------------------
Total from investment operations                                                            $(1.26)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $23.86
--------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                      (5.02)(n)
--------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                        1.38(a)
Expenses after expense reductions (f)                                                         1.35(a)
Net investment income                                                                         5.01(a)
Portfolio turnover                                                                              90
Net assets at end of period (000 Omitted)                                                      $95
--------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, May 1, 2006 through the stated period end.
(k) Expense ratio is not in correlation with contractual fee arrangement due to the timing of sales and redemptions of fund shares during the period.
(l) Net assets were less than $500.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS International Growth Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund did not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended May 31, 2006, the fund's custodian fees were reduced by $23,442 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended May 31, 2006, the fund's custodian expenses were reduced by $3,512 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, foreign currency transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

                                         MAY 31, 2006    MAY 31, 2005

      Ordinary income (including any
      short-term capital gains)              $356,416             $--
      Long-term capital gain                8,192,880              --
      ---------------------------------------------------------------
      Total distributions                  $8,549,296             $--
      ---------------------------------------------------------------

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF MAY 31, 2006
          Cost of investments                           $756,767,880
          ----------------------------------------------------------
          Gross appreciation                             $66,601,485
          Gross depreciation                             (14,966,913)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $51,634,572
          Undistributed ordinary income                  $34,855,024
          Undistributed long-term capital gain            18,443,255
          Other temporary differences                       (256,555)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.0 billion of average daily net assets        0.90%
          Next $1.0 billion of average daily net assets         0.80%
          Average daily net assets in excess of $2.0 billion    0.70%

The management fee incurred for the year ended May 31, 2006 was equivalent to an annual effective rate of 0.90% of the fund's average daily net assets.

MFS has contractually agreed to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that the fund's operating expenses do not exceed 0.40% of the fund's average daily net assets annually. This new arrangement will be in effect until October 1, 2006. Prior to October 1, 2005, MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that these operating expenses did not exceed 0.40% of the fund's average daily net assets annually. This reimbursement agreement terminated on October 1, 2005. The fund will not be required to reimburse MFS $326,711 for unreimbursed expenses. For the year ended May 31, 2006, the reduction resulting from these agreements amounted to $123,874 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $45,665 for the year ended May 31, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                TOTAL      ANNUAL DISTRIBUTION
             DISTRIBUTION      SERVICE   DISTRIBUTION   EFFECTIVE  AND SERVICE
                 FEE RATE     FEE RATE        PLAN(d)     RATE(e)          FEE

Class A             0.10%        0.25%          0.35%       0.35%     $572,046
Class B             0.75%        0.25%          1.00%       1.00%      503,578
Class C             0.75%        0.25%          1.00%       1.00%      266,662
Class W             0.10%           --          0.10%       0.10%            8
------------------------------------------------------------------------------
Total Distribution and Service Fees                                 $1,342,294

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended
    May 31, 2006 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2006, were as follows:

                                                          AMOUNT

              Class A                                     $4,135
              Class B                                     58,262
              Class C                                      5,377

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2006, the fee was $448,468, which equated to 0.1007% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended May 31, 2006, these costs amounted to $259,822.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended May 31, 2006 was equivalent to an annual effective rate of 0.0143% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired Independent Trustees which resulted in a pension expense of $707. This amount is included in Independent trustees' compensation for the year ended May 31, 2006. The deferred liability for retirement benefits payable to certain retired Trustees amounted to $8,191 at May 31, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended May 31, 2006, the fee paid to Tarantino LLC was $2,728. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,419, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund's investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $214 were accrued on July 28, 2004 and paid to the fund on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $655,127,057 and $368,091,356, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                     YEAR ENDED                        YEAR ENDED
                                                     5/31/06(i)                         5/31/05
                                              SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                     4,772,421      $104,753,871       4,261,652       $79,680,948
  Class B                                       577,769        12,303,231       1,078,491        19,041,976
  Class C                                       613,980        12,817,316         613,664        10,853,014
  Class I                                     9,415,140       227,167,437       4,564,337        92,967,060
  Class W                                         3,981           100,000               -                 -
-----------------------------------------------------------------------------------------------------------
                                             15,383,291      $357,141,855      10,518,144      $202,542,998

Shares issued to shareholders in
reinvestment of distributions
  Class A                                       124,098        $2,679,271               -                $-
  Class B                                        43,679           902,849               -                 -
  Class C                                        15,526           318,601               -                 -
  Class I                                       151,295         3,508,517               -                 -
-----------------------------------------------------------------------------------------------------------
                                                334,598        $7,409,238               -                $-

Shares reacquired
  Class A                                    (2,104,458)     $(46,984,169)     (1,706,075)     $(31,232,717)
  Class B                                      (857,283)      (18,029,921)       (902,328)      (15,840,715)
  Class C                                      (243,908)       (5,167,989)       (145,554)       (2,565,272)
  Class I                                      (217,168)       (5,229,478)         (6,020)         (123,274)
-----------------------------------------------------------------------------------------------------------
                                             (3,422,817)     $(75,411,557)     (2,759,977)     $(49,761,978)

Net change
  Class A                                     2,792,061       $60,448,973       2,555,577       $48,448,231
  Class B                                     (235,835)       (4,823,841)         176,163         3,201,261
  Class C                                       385,598         7,967,928         468,110         8,287,742
  Class I                                     9,349,267       225,446,476       4,558,317        92,843,786
  Class W                                         3,981           100,000               -                 -
-----------------------------------------------------------------------------------------------------------
                                             12,295,072      $289,139,536       7,758,167      $152,781,020

(i) For the period from the class' inception, May 1, 2006 (Class W) through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 45% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended May 31, 2006 was $3,107 and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the year ended May 31, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust X and Shareholders of
MFS International Growth  Fund:

We have audited the accompanying statement of assets and liabilities of MFS International Growth Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of May 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS International Growth Fund at May 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ ERNST & YOUNG LLP

Boston, Massachusetts
July 24, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of July 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(H)             OTHER DIRECTORSHIPS(J)
-------------------             ----------------    ---------------    --------------------------------

INTERESTED TRUSTEES
Robert J. Manning(k)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(k)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Secretary of Economic
                                                                       Affairs, The Commonwealth of
                                                                       Massachusetts (January 2002 to
                                                                       December 2002); Fidelity
                                                                       Investments, Vice Chairman (June
                                                                       2000 to December 2001); Fidelity
                                                                       Management & Research Company
                                                                       (investment adviser), President
                                                                       (March 1997 to July 2001); Bell
                                                                       Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Robert E. Butler(n)             Trustee            January 2006        Consultant - regulatory and
(born 11/29/41)                                                        compliance matters (since July
                                                                       2002); PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (November 2000 until June
                                                                       2002)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Senior Cardiac Surgeon, Chief of
                                                                       Cardiac Surgery (until 2005);
                                                                       Harvard Medical School, Professor
                                                                       of Surgery; Brigham and Women's
                                                                       Hospital Physicians' Organization,
                                                                       Chair (2000 to 2004)

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

Robert W. Uek                   Trustee            January 2006        Retired (since 1999);
(born 05/18/41)                                                        PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (until 1999); Consultant
                                                                       to investment company industry
                                                                       (since 2000); TT International
                                                                       Funds (mutual fund complex),
                                                                       Trustee (2000 until 2005);
                                                                       Hillview Investment Trust II Funds
                                                                       (mutual fund complex), Trustee
                                                                       (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(k)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(k)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003)

Ethan D. Corey(k)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

David L. DiLorenzo(k)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (prior to
                                                                       June 2005)

Timothy M. Fagan(k)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(k)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian E. Langenfeld(k)          Assistant          May 2006            Massachusetts Financial Services
(born 03/07/73)                 Secretary and                          Company, Assistant Vice President
                                Assistant Clerk                        and Counsel (since May 2006); John
                                                                       Hancock Advisers, LLC, Assistant
                                                                       Vice President and Counsel (May
                                                                       2005 to April 2006); John Hancock
                                                                       Advisers, LLC, Attorney and
                                                                       Assistant Secretary (prior to May
                                                                       2005)

Ellen Moynihan(k)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Senior Vice President

Susan S. Newton(k)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(k)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (prior to June 2004)

Mark N. Polebaum(k)             Secretary and      January 2006        Massachusetts Financial Services
(born 05/01/52)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since January 2006); Wilmer
                                                                       Cutler Pickering Hale and Dorr LLP
                                                                       (law firm), Partner (prior to
                                                                       January 2006)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (prior to
                                                                       March 2003)

James O. Yost(k)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------

(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.

(j) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").

(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts
    02116.

(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Ms. Thomsen are
members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2006, the Trustees served as board members of 98 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIAN
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA                        225 Franklin Street, Boston, MA 02110
02116-3741
                                                       INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                            ACCOUNTING FIRM
MFS Fund Distributors, Inc.                            Ernst & Young LLP
500 Boylston Street, Boston, MA                        200 Clarendon Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
Barry P. Dargan

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $9,830,835 as capital gain dividends paid during the fiscal year.

For corporate shareholders, 9.21% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

Income derived from foreign sources was $9,577,577. The fund intends to pass through foreign tax credits of $488,434 for the fiscal year.

CONTACT INFORMATION

INVESTOR SERVICE

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              FGF-ANN-7/06 23M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler, and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of
2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP ("E&Y") to serve in the same capacity to certain other series of the Registrant (the series referred to collectively as the "Funds" and singularly as a "Fund"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended May 31, 2006 and 2005, audit fees billed to the Funds by Deloitte and E&Y were as follows:

                                                                Audit Fees
      FEES BILLED BY DELOITTE:                              2006           2005
                                                            ----           ----

           MFS International Diversification Fund        $33,205        $32,005

      FEES BILLED BY E&Y:                                   2006           2005
                                                            ----           ----
           MFS Aggressive Growth Allocation Fund         $22,930        $20,930
           MFS Conservative Allocation Fund               22,930         20,930
           MFS Emerging Markets Equity Fund               38,420         38,420
           MFS Growth Allocation Fund                     22,930         20,930
           MFS International Growth Fund                  38,420         38,420
           MFS International Value Fund                   38,420         38,420
           MFS Moderate Allocation Fund                   22,930         20,930
                                                        --------       --------
           TOTAL                                        $206,980       $198,980

For the fiscal years ended May 31, 2006 and 2005, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                              Audit-Related Fees(1)             Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY DELOITTE:                    2006           2005          2006           2005           2006          2005
                                              ----           ----          ----           ----           ----          ----
       To MFS International                     $0             $0        $8,950        $10,650           $535            $0
       Diversification  Fund

       To MFS and MFS Related           $1,045,525     $1,071,566            $0        $62,000       $444,001      $642,000
       Entities of MFS
       International
       Diversification Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2006                         2005
                                              ----                         ----
       To MFS International             $1,616,901                   $1,823,817
       Diversification Fund, MFS
       and MFS Related Entities#

                                             Audit-Related Fees(2)             Tax Fees(2)                All Other Fees(4)
  FEES BILLED BY E&Y:                         2006           2005          2006           2005           2006          2005
                                              ----           ----          ----           ----           ----          ----
       To MFS Aggressive                        $0             $0        $6,880         $9,780           $363        $1,354
       Growth Allocation  Fund
       To MFS Conservative                       0              0         6,880          9,780            358         1,298
       Allocation  Fund
       To MFS Emerging                           0              0        10,265         13,010            342         1,085
       Markets Equity Fund
       To MFS Growth                             0              0         6,880          9,780            400         1,813
       Allocation  Fund
       To MFS International                      0              0        10,265         13,010            345         1,115
       Growth Fund
       To MFS International                      0              0        10,265         13,010            348         1,138
       Value Fund
       To MFS Moderate                           0              0         6,880          9,780            400         1,826
                                                 -              -         -----          -----            ---         -----
       Allocation  Fund
  TOTAL FEES BILLED BY E&Y                      $0             $0       $58,315        $78,150         $2,556        $9,629
   TO ABOVE FUNDS:

       To MFS and MFS Related                   $0             $0       $15,500             $0       $316,599      $388,800
       Entities of  MFS
       Aggressive Growth
       Allocation Fund*
       To MFS and MFS Related                    0              0        15,500              0        316,599       388,800
       Entities of  MFS
       Conservative Allocation
       Fund*
       To MFS and MFS Related                    0              0        15,500              0        316,599       388,800
       Entities of  MFS
       Emerging Markets Equity
       Fund*
       To MFS and MFS Related                    0              0        15,500              0        316,599       388,800
       Entities of  MFS
       Growth Allocation Fund*
       To MFS and MFS Related                    0              0        15,500              0        316,599       388,800
       Entities of  MFS
       International Growth
       Fund*
       To MFS and MFS Related                    0              0        15,500              0        316,599       388,800
       Entities of  MFS
       International Value
       Fund*
       To MFS and MFS Related                    0              0        15,500              0        316,599       388,800
       Entities of  MFS
       Moderate Allocation
       Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2006                         2005
                                              ----                         ----
       To MFS Aggressive Growth           $404,997                     $410,434
       Allocation Fund, MFS and
       MFS Related Entities#

       To MFS Conservative                 404,992                      410,378
       Allocation Fund, MFS
       and MFS Related Entities#

       To MFS Emerging                     408,361                      413,395
       Markets Equity Fund,
       MFS and MFS
       Related Entities#

       To MFS Growth                       405,034                      410,893
       Allocation Fund, MFS
       and MFS Related Entities#

       To MFS International                408,364                      413,425
       Growth Fund, MFS and
       MFS Related Entities#

       To MFS International                408,367                      413,448
       Value Fund, MFS and
       MFS Related Entities#

       To MFS Moderate                     405,034                      410,906
       Allocation Fund, MFS
       and MFS Related Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by E&Y or Deloitte, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, analysis of certain portfolio holdings versus investment styles, review of internal controls and review of Rule
    38a-1 compliance program.
(4) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for the subscription to tax treatise and for services related to analysis of fund administrative expenses, compliance program and records management projects.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f):  Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of
    Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: July 21, 2006
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: July 21, 2006
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 21, 2006
      -------------


* Print name and title of each signing officer under his or her signature.